Document and Entity Information	3 Months Ended
Jul. 31, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul 31, 2012
Entity Registrant Name	CHC Helicopter S.A.
Entity Central Index Key	0001539429
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash and cash equivalents	$ 57,075	$ 55,547	$ 68,921
Receivables, net of allowance for doubtful accounts of $500, $2,300 and $2,600, respectively	299,927	266,115	222,565
Income taxes receivable	22,600	20,747	11,457
Deferred income tax assets	8,722	8,542	7,596
Inventories	86,760	90,013	102,224
Prepaid expenses	23,343	21,183	17,853
Other assets	35,350	33,195	36,234
Total current assets	533,777	495,342	466,850
Property and equipment, net	976,858	1,026,860	1,133,499
Investments	24,215	24,226	23,548
Intangible assets	217,415	217,890	243,184
Goodwill	424,671	433,811	448,121
Restricted cash	19,757	25,994	13,219
Other assets	394,806	363,103	319,053
Deferred income tax assets	48,134	48,943	90,882
Assets held for sale	61,335	79,813	49,799
Total assets	2,700,968	2,715,982	2,788,155
Current liabilities:
Payables and accruals	343,470	363,064	364,848
Deferred revenue	24,302	23,737	24,183
Income taxes payable	40,630	43,581	29,132
Deferred income tax liabilities	11,507	11,729	13,035
Current facility secured by accounts receivable	52,763	45,566	21,571
Other liabilities	21,031	23,648	32,306
Current portion of long-term debt	15,104	17,701	106,642
Total current liabilities	508,807	529,026	591,717
Long-term debt	1,342,081	1,269,379	1,184,844
Liabilities held for sale			1,608
Deferred revenue	46,798	43,517	37,799
Other liabilities	187,170	191,521	188,654
Deferred income tax liabilities	17,144	20,072	36,170
Total liabilities	2,102,000	2,053,515	2,040,792
Redeemable non-controlling interests	4,299	1,675	3,087
Capital stock:
Par value 1 Euro; Authorized and issued: 1,228,377,770, 1,228,377,770 and 1,228,377,770, respectively	1,607,101	1,607,101	1,547,101
Contributed surplus	55,429	55,318	14,583
Deficit	(973,136)	(940,031)	(832,609)
Accumulated other comprehensive earnings (loss)	(94,725)	(61,596)	15,201
Total shareholder's equity	594,669	660,792	744,276
Liabilities and Equity, Total	$ 2,700,968	$ 2,715,982	$ 2,788,155

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jul. 31, 2012 USD ($)	Jul. 31, 2012 EUR (€)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 EUR (€)	Apr. 30, 2011 USD ($)	Apr. 30, 2011 EUR (€)
Allowance for doubtful accounts	$ 2,300		$ 2,600		$ 500
Capital stock, par value		€ 1		€ 1		€ 1
Capital stock, shares authorized	1,228,377,770	1,228,377,770	1,228,377,770	1,228,377,770	1,184,793,767	1,184,793,767
Capital stock, shares issued	1,228,377,770	1,228,377,770	1,228,377,770	1,228,377,770	1,184,793,767	1,184,793,767

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	$ 416,069		$ 409,649		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(346,087)		(336,641)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings from equity accounted investees	1,012		596		2,844	2,159	1,436
General and administration costs	(18,525)		(14,031)		(69,590)	(65,391)	(61,157)
Amortization	(28,310)		(27,103)		(112,967)	(99,625)	(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(13,266)
Recovery (impairment) of intangible assets	521	[1]	(108)	[2]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(36,240)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(1,591)		4,057		8,169	7,193	(2,686)
Operating Expenses	(401,932)		(385,431)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income	14,137		24,218		99,169	45,599	8,690
Interest on long-term debt	(29,883)		(30,670)		(116,578)	(91,462)	(69,520)
Foreign exchange gain (loss)	(7,401)		193		1,795	17,916	16,520
Other financing income (charges)	(8,154)		256		(15,062)	(67,036)	(21,459)
Loss from continuing operations before income tax	(31,301)		(6,003)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(1,281)		3,847		(48,217)	32,916	(9,297)
Loss from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Non-controlling interest	868		5,431		12,422	5,069	(5,895)
Net loss	$ (32,237)		$ (2,942)		$ (95,000)	$ (65,269)	$ (76,502)

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net loss	$ (32,237)	$ (2,942)	$ (95,000)	$ (65,269)	$ (76,502)
Other comprehensive income (loss):
Net foreign currency translation adjustments	(28,564)	(11,477)	(62,757)	90,507	59,781
Net change in defined benefit pension plan, net of income tax	(2,640)	(291)	(25,437)	53,419	(51,006)
Net change in cash flow hedges	(169)	(733)	(2,437)	(571)	2,977
Comprehensive income (loss)	(63,610)	(15,443)	(185,631)	78,086	(64,750)
Comprehensive income (loss) attributable to:
Controlling interest	(66,234)	(19,419)	(184,219)	49,972	(39,723)
Non-controlling interest	2,624	3,976	(1,412)	28,114	(25,027)
Comprehensive income (loss)	$ (63,610)	$ (15,443)	$ (185,631)	$ 78,086	$ (64,750)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash provided by (used in): Operating activities:
Net loss	$ (32,237)		$ (2,942)		$ (95,000)	$ (65,269)	$ (76,502)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Loss from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities:
Amortization	28,310		27,103		112,967	99,625	77,738
Loss (gain) on disposal of assets	1,591		(4,057)		(8,169)	(7,193)	2,686
Impairment (recovery) of receivables and funded residual value guarantees	715		16		(272)	1,919	13,266
Impairment (recovery) of intangible assets	(521)	[1]	108	[2]	4,218	20,608	53,903
Impairment of assets held for sale	5,647		7,381		13,469	5,239	26,585
Impairment of assets held for use	660						36,240
Earnings from equity accounted investees	(1,012)		(596)		(2,844)	(2,159)	(1,436)
Deferred income taxes	(5,740)		(7,597)		32,172	(37,142)	(35,334)
Non-cash stock-based compensation expense	111		312		735	1,655	4,017
Amortization of unfavorable contract credits	(2,801)		(2,926)		(11,548)	(22,868)	(8,937)
Amortization of lease related fixed interest rate obligations	(734)		(964)		(3,265)	(3,920)	(7,191)
Amortization of long-term debt and lease deferred financing costs	2,350		2,015		8,813	7,795	7,392
Write-off of unamortized transaction costs on the senior facility agreement						47,140
Non-cash accrued interest income on funded residual value guarantees	(1,780)		(1,865)		(7,358)	(6,923)	(5,592)
Mark to market loss on derivative instruments	5,154		691		5,380	9,350	11,478
Non-cash defined benefit pension expense	1,736		4,442		15,573	21,966	22,532
Defined benefit contributions and benefits paid	(13,482)		(12,104)		(44,480)	(30,117)	(33,896)
Unrealized loss (gain) on foreign currency exchange translation	17,121		(4,027)		(1,965)	8,529	9,300
Increase to deferred lease financing costs	(1,273)		(4,714)		(6,981)	(2,621)	(16,699)
Other	5,193		1,842		10,675	6,168	(3,993)
Decrease in cash resulting from changes in operating assets and liabilities (note 12)	(54,580)		(66,883)		(22,626)	(12,694)	(2,693)
Cash provided by (used in) operating activities	(45,917)		(63,979)		15,601	42,290	74,300
Financing activities:
Redemption of capital stock							(20,000)
Sold interest in accounts receivable, net of collections	8,243		39,552		27,203	(25,309)	43,214
Proceeds from the senior secured notes						1,082,389
Repayment of the senior credit facility debt						(1,020,550)
Redemption of senior subordinated notes						(129)
Settlement of the interest rate swap and other breakage fees						(45,711)
Long-term debt proceeds	225,153		280,000		867,853	262,800	275,919
Long-term debt repayments	(151,953)		(273,713)		(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs					(1,033)	(42,721)	(182)
Proceeds from the issuance of capital stock					100,000	146
Cash (used in) provided by financing activities	81,443		45,839		207,215	(3,005)	22,736
Investing activities:
Property and equipment additions	(46,667)		(42,787)		(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	47,225		48,003		218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.						29,779
Aircraft deposits net of lease inception refunds	(30,081)		(1,686)		(47,307)	(28,253)	(42,606)
Restricted cash	5,346		(1,567)		(13,135)	4,755	(3,861)
Investments in subsidiaries, net of cash acquired							(13,300)
Distributions from equity investments			936		1,134		1,275
Cash provided by (used in) investing activities	(24,177)		2,899		(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	11,349		(15,241)		5,143	(121,470)	(18,965)
Cash flows provided by (used in) discontinued operations:
Cash flows provided by (used in) operating activities	345		(469)		2,240	(1,032)	(1)
Cash flows provided by (used in) financing activities	(345)		469		(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(9,821)		(4,199)		(18,517)	15,431	853
Change in cash and cash equivalents during the period	1,528		(19,440)		(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547		68,921		68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of VIEs							(6,195)
Cash and cash equivalents, end of period	$ 57,075		$ 49,481		$ 55,547	$ 68,921	$ 174,960

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.

Consolidated Statements of Shareholder's Equity	Total USD ($)	Capital Stock USD ($)	Capital Stock Series A USD ($)	Capital Stock Series B USD ($)	Capital Stock Series C USD ($)	Convertible preferred equity certificates ("CPECs") USD ($)	Convertible preferred equity certificates ("CPECs") Series A USD ($)	Convertible preferred equity certificates ("CPECs") Series B USD ($)	Convertible preferred equity certificates ("CPECs") Series C USD ($)	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive earnings (loss) USD ($)	Redeemable non- controlling interests USD ($)
Beginning Balance at Apr. 30, 2009	$ 756,017,000	$ 19,000				$ 1,574,302,000				$ 8,911,000	$ (691,222,000)	$ (135,993,000)
Conversion of CPECs into capital stock			1,546,489,000	20,000,000	7,813,000		(1,546,489,000)	(20,000,000)	(7,813,000)
Redemption of capital stock	(27,808,000)	(27,366,000)									(442,000)
Net change in cash flow hedges	2,977,000											2,977,000
Foreign currency translation	61,354,000											61,354,000	(1,573,000)
Stock compensation expense	4,017,000									4,017,000
Defined benefit plan, net of income tax	(33,447,000)											(33,447,000)	(17,559,000)
Net earnings (loss)	(70,607,000)										(70,607,000)		(5,895,000)
Ending Balance at Apr. 30, 2010	692,503,000	1,546,955,000								12,928,000	(762,271,000)	(105,109,000)	(25,027,000)
Issuance of capital stock for cash	146,000	146,000
Net change in cash flow hedges	(571,000)											(571,000)
Foreign currency translation	90,714,000											90,714,000	(207,000)
Stock compensation expense	1,655,000									1,655,000
Defined benefit plan, net of income tax	30,167,000											30,167,000	23,252,000
Net earnings (loss)	(70,338,000)										(70,338,000)		5,069,000
Ending Balance at Apr. 30, 2011	744,276,000	1,547,101,000								14,583,000	(832,609,000)	15,201,000	3,087,000
Net change in cash flow hedges	(733,000)											(733,000)
Foreign currency translation	(9,845,000)											(9,845,000)	(1,632,000)
Stock compensation expense	312,000									312,000
Defined benefit plan, net of income tax	(468,000)											(468,000)	177,000
Net earnings (loss)	(8,373,000)										(8,373,000)		5,431,000
Ending Balance at Jul. 31, 2011	725,169,000	1,547,101,000								14,895,000	(840,982,000)	4,155,000	7,063,000
Beginning Balance at Apr. 30, 2011	744,276,000	1,547,101,000								14,583,000	(832,609,000)	15,201,000	3,087,000
Issuance of capital stock for cash	100,000,000	60,000,000								40,000,000
Net change in cash flow hedges	(2,437,000)											(2,437,000)
Foreign currency translation	(60,608,000)											(60,608,000)	(2,149,000)
Stock compensation expense	735,000									735,000
Defined benefit plan, net of income tax	(13,752,000)											(13,752,000)	(11,685,000)
Net earnings (loss)	(107,422,000)										(107,422,000)		12,422,000
Ending Balance at Apr. 30, 2012	660,792,000	1,607,101,000								55,318,000	(940,031,000)	(61,596,000)	1,675,000
Net change in cash flow hedges	(169,000)											(169,000)
Foreign currency translation	(30,622,000)											(30,622,000)	2,058,000
Stock compensation expense	111,000									111,000
Defined benefit plan, net of income tax	(2,338,000)											(2,338,000)	(302,000)
Net earnings (loss)	(33,105,000)										(33,105,000)		868,000
Ending Balance at Jul. 31, 2012	$ 594,669,000	$ 1,607,101,000								$ 55,429,000	$ (973,136,000)	$ (94,725,000)	$ 4,299,000

Consolidated Statements of Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net change in cash flow hedges, income tax			$ 0.1
Defined benefit plan, income tax	$ 6	$ 18.6	$ 5.7

Operations	12 Months Ended
Apr. 30, 2012
Operations
1.	Operations:

These consolidated financial statements include the results of 6922767 Holding S.à.r.l. and its subsidiaries (together the “Company”) for the three years ended April 30, 2012.

6922767 Holding S.à.r.l. was incorporated on February 20, 2008 under the laws of Luxembourg and is a private limited liability company (Société à responsabilité limitée) (S.à.r.l.) whose sole purpose was to form 6922767 Canada Inc. (the “Purchaser”), a wholly owned Canadian company to acquire CHC Helicopter Corporation (“CHC”), its Predecessor (“the Predecessor”).

Through the acquisition of the Predecessor, the Company has become a leading provider of helicopter transportation services to the global oil and gas industry with major units in Norway, the Netherlands, the United Kingdom, Africa, Australia, Canada and Brazil. The Company’s principal activities are: helicopter transportation services and maintenance, repair and overhaul (“MRO”).

Significant accounting policies	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Significant accounting policies
1.	Significant accounting policies:

(a)	Basis of presentation:

The unaudited interim consolidated financial statements (“interim financial statements”) include the accounts of 6922767 Holding S.à.r.l. and its subsidiaries after elimination of all significant intercompany accounts and transactions. The interim financial statements are presented in United States dollars and have been prepared in accordance with the United States Generally Accepted Accounting Principles (“US GAAP”) for interim financial information. Accordingly, the interim financial statements do not include all of the information and disclosures for complete financial statements.

In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Results of operations for the periods presented are not necessarily indicative of results of operations for the entire year.

The financial information as of April 30, 2012 is derived from the Company’s annual audited consolidated financial statements and notes for the fiscal year ended April 30, 2012. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s annual audited consolidated financial statements, which are included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2012 which was filed with the SEC on July 11, 2012.

(b)	Foreign currency:

The currencies which most influence the Company’s foreign currency translations and the relevant exchange rates were:

	Three months ended
	July 31, 2012	July 31, 2011
Average rates:
US $/£	1.568718	1.624199
US $/CAD	0.983091	1.034126
US $/NOK	0.166634	0.183454
US $/AUD	1.008455	1.068873
US $/€	1.253834	1.434333

Period end rates:
US $/£	1.568504	1.645418
US $/CAD	0.998602	1.048438
US $/NOK	0.166068	0.185993
US $/AUD	1.052127	1.099916
US $/€	1.231376	1.438666

(c)	Recent accounting pronouncements adopted in the period

Presentation of comprehensive income in financial statements:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting pronouncement that provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two, separate, but consecutive, statements. Under either method, entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and comprehensive income. In December 2011, the FASB issued an accounting pronouncement that defers the requirement to present components of reclassifications of comprehensive income by income statement line item on the statement of comprehensive income, with all other requirements of the presentation of comprehensive income unaffected. The provisions for these pronouncements are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company has adopted this guidance for the three months ended July 31, 2012 using the two- statement approach presentation.

(d)	Recent accounting pronouncements not yet adopted

Multiemployer defined benefit plans:

In September 2011, the FASB provided additional guidance on disclosures surrounding multiemployer defined benefit plans including the level of Company participation in the plan, the financial health of the plan and the nature of commitments to the plan. This guidance will be effective for the annual financial statements for the year ending April 30, 2013. We are currently assessing the impact of this new guidance on our consolidated financial statements.

Annual indefinite-life intangible asset impairment testing:

In July 2012, the FASB amended the accounting guidance on the annual indefinite-life intangible asset impairment testing to allow for the assessment of qualitative factors in determining if it is more likely than not that asset might be impaired and whether it is necessary to perform the intangible asset impairment test required by the current accounting standards. This guidance is effective for the Company’s fiscal year ending April 30, 2014. We have determined that this new guidance will not have a material impact on our consolidated financial statements.

(e)	Comparative figures:

Certain comparative figures have been reclassified to conform with the financial presentation adopted for the current year. Financing charges were reclassified to reflect the change in presentation whereby foreign exchange gain (loss) and interest on long-term debt are shown separately on the face of the consolidated statement of operations rather than combined with other financing charges.

2.	Significant accounting policies:

(a)	Basis of presentation:

These consolidated financial statements have been prepared according to United States Generally Accepted Accounting Principles (“US GAAP”).

(b)	Critical accounting estimates and assumptions:

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Areas where significant estimates and assumptions have been made include: classification of aircraft operating leases, consolidation of variable interest entities, property and equipment, goodwill and intangible asset impairment, pension benefits, contingent liabilities, income taxes and stock based compensation.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. As the estimation process is inherently uncertain, actual future outcomes could differ from present estimates and assumptions, potentially having material future effects on our financial statements. Any change would be accounted for in the period in which it occurs.

(c)	Principles of consolidation:

These consolidated financial statements include the accounts of 6922767 Holding S.à.r.l. and those entities that it has the ability to control through voting or other rights. Investments in entities in which the Company has a majority voting interest and entities that are Variable Interest Entities (“VIEs”) of which the Company is the primary beneficiary are consolidated. The equity method of accounting is applied for investments if the Company has the ability to exercise significant influence over an entity that (i) is not a variable interest entity or (ii) is a variable interest entity, but the Company is not deemed to be the primary beneficiary.

Amendments to Accounting for Variable Interest Entities

On May 1, 2010, the Company adopted an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The new guidance made significant changes to the model for determining who should consolidate a VIE by specifically eliminating the quantitative approach to determining the primary beneficiary. The amendment requires the use of a qualitative approach to determine the primary beneficiary, based on the power to direct activities of the VIE that most significantly impact its economic performance. In addition, the new guidance removes the concept of a qualifying special-purpose entity. On adoption of the new VIE guidance, the Company concluded it is not the primary beneficiary of Thai Aviation Services Limited (“TAS”) and retroactively restated its financial statements to begin equity accounting for its investment beginning June 2009. See note 4 for additional information on the accounting for the investment in TAS.

(d)	Functional and presentation currency:

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollars, which is the functional currency of 6922767 Holding S.à.r.l. Significant subsidiaries have functional currencies of Pound Sterling (“£”), Norwegian Kroner (“NOK”), Australian dollars (“AUD”) and Euros (“€”).

(i)	Transactions and balances:

Foreign currency transactions are translated into the functional currency using the average rate in effect during the transaction reporting period. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in other than an entity’s functional currency are recognized in the statement of operations.

(ii)	Consolidated companies:

The results and financial position of all the consolidated entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translated at the closing rate at the date of each balance sheet;

•	income and expenses are translated at average exchange rates in effect during the reporting period; and

•

exchange gains or losses arising on consolidation are deferred in accumulated other comprehensive earnings until complete or substantially complete liquidation of the Company’s investment in the foreign subsidiary.

(d)	Functional and presentation currency (continued):

(ii)	Consolidated companies (continued):

The currencies which most influence these translations and the relevant exchange rates were:

	2012	2011	2009

Average rates:

US $/£	1.592488	1.564049	1.601810
US $/CAD	1.004218	0.987654	0.932749
US $/NOK	0.177044	0.167802	0.167335
US $/AUD	1.042780	0.954370	0.867456
US $/€	1.366640	1.330173	1.414793

Period end rates, April 30:

US $/£	1.622622	1.663547	1.530645
US $/CAD	1.011736	1.051414	0.988533
US $/NOK	0.174524	0.189675	0.169435
US $/AUD	1.041076	1.089160	0.930506
US $/€	1.322845	1.478393	1.330170

(e)	Revenue:

The Company recognizes revenue when there is persuasive evidence of an arrangement; the services or products have been performed or delivered to the customer; the sales price is fixed or determinable; and collection is reasonably assured.

(i)	Helicopter flying services:

The majority of customer contracts earn revenues based on hourly flight rates, fixed monthly charges or a combination of both. Revenue related to flying services that are billed hourly is recognized as hours are flown. Fixed monthly charges are recognized monthly over the term of the contract. Certain contracts provide for mobilization revenue, which is the advance billing for the delivery of an aircraft to a specific location and the setup of the aircraft and personnel prior to commencement of flying services under the contract. Mobilization revenue does not qualify as a separate unit of accounting; accordingly, it is deferred and recognized as flying services are provided under the contract. Related direct and incremental mobilization costs are deferred and amortized over the term of the contract.

Costs that are reimbursed by the customer as stipulated within certain customer contracts (such as fuel, landing fees and other costs) are recognized as revenue when reimbursable costs are incurred by the Company and amounts become owing from the customer.

Customer contracts are for varying periods and may permit the customer to cancel the contract before the end of the term.

(ii)	Maintenance and repair and overhaul:

The Company enters into long-term Power by Hour (“PBH”) contracts with third-party customers to provide maintenance and repair and overhaul (“R&O”) services on customer owned engines and components. Under these contracts, customers pay the Company a fixed fee per hour flown and the Company provides R&O services for the customer’s engines and components over the specific term of the contract. These R&O contracts contain multiple deliverables that include predetermined major component overhauls at specific intervals based on hours flown and ongoing routine maintenance on major and non-major components. Each deliverable is treated as a separate unit of accounting as each deliverable has value to the customer on a stand-alone basis.

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance on multiple deliverables in revenue arrangements, which was adopted by the Company on May 1, 2011 for new revenue arrangements entered into or materially modified after this date. This update provides guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting and establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable is based on: vendor-specific objective evidence, if available; third-party evidence if vendor-specific objective evidence is not available; or estimated selling price if neither vendor-specific or third-party evidence is available.

For contracts entered into or materially modified after May 1, 2011, the relative-selling-price method has been used to allocate the consideration to the two contract deliverables. Under this method, the selling price of the scheduled major overhaul has been determined based on the price charged for an overhaul when it is sold separately by the Company and the selling price for the ongoing routine maintenance has been determined using the best estimate of selling price. On the adoption of this standard, there was no significant impact on the financial position, cash flows or results of operations.

For contracts entered into before May 1, 2011, the residual method has been used to allocate the fair value of these deliverables because the Company does not have objective reliable evidence of the fair value of the ongoing routine maintenance. Under this method, the amount of consideration allocated to the delivered item equals the total consideration less the fair value of the undelivered item. Adoption of the new guidance required the Company to discontinue use of the residual value method for new or materially modified contracts.

Customers are usually invoiced in advance for R&O services performed under PBH contracts, with a portion of this revenue recognized on a monthly basis as hours are flown by the customer to reflect ongoing routine maintenance services provided. The balance is recognized as the scheduled major component overhauls are completed.

For other long-term maintenance contracts, revenue is recognized based on the completed contract method. Costs incurred for in progress contracts are classified as work in progress in the inventory line item of the consolidated balance sheets.

(iii)	Other:

Unfavorable contract credits, which were recognized as liabilities at the time of acquisition of the Predecessor, are amortized to net earnings (loss) as revenue over the term of the related contract, which ranges from 1 to 6 years.

(f)	Accounts receivable:

Trade and other receivables are stated at net realizable value. The Company maintains an allowance for doubtful accounts against its trade receivables for estimated losses that may arise if its customers are unable to make required payments. Management specifically analyzes the age of outstanding customer balances, historical bad debts, customer credit worthiness, payment history and other factors when making estimates of the uncollectibility of the Company’s receivables. When all or part of a trade receivable is known to be uncollectible, the trade receivable and related allowance are written off. Amounts subsequently recovered from trade receivables previously considered uncollectible and written off are recorded in net earnings (loss) as an expense recovery in the period that the cash is collected.

(g)	Transfer of receivables:

The Company sells pools of its trade receivables, or beneficial interests therein, to a single seller special purpose entity (“SPE”) to fund its operations. The transfer of receivables is accounted for as a sale when the criteria for sale accounting are met.

(h)	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand with banks and investments in money market instruments with maturities of less than 90 days that are readily convertible to known amounts of cash.

(i)	Restricted cash:

The Company has restricted cash that is retained to fund required claims reserves and deposits held as security for guarantees and bid bonds for its reinsurance subsidiary. In addition, cash that can only be used to support the securitization of transferred receivables has been classified as restricted.

(j)	Inventories:

Inventories comprised of consumable parts and supplies, are measured at the lower of the weighted average acquisition cost or market value, and are charged to direct costs when used in operations. The cost of acquisition is the price paid to the manufacturer or supplier including an allocation for freight charges. The Company records provisions to reduce inventory to the lower of cost or market value, to reflect changes in economic factors that impact inventory value or reflect present intentions for the use of slow moving and obsolete supplies inventory.

(k)	Property and equipment:

Property and equipment includes flying assets, facilities and equipment, which are initially recorded at cost, including capitalized interest, and are amortized over their estimated useful lives under the methods described below to their residual values.

Long-lived assets that have been classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell and are not amortized once they are classified as held for sale.

(i)	Flying assets:

Aircraft, major components and spares are recorded at cost and are amortized on a straight-line basis over their estimated service life of 15-25 years. The cost of major airframe inspections as required by the manufacturer and aviation regulatory authorities and modifications that are considered betterments and improvements for both owned and leased aircraft are capitalized. The major airframe inspections are amortized on a straight-line basis over the period to the estimated date of the next inspection. The modifications are amortized over the lower of the estimated useful life of the modification or the aircraft lease term.

Repairable assets are recorded at cost and are amortized on a pooled basis to their estimated residual value on a 20% declining balance basis. When components are retired or otherwise disposed of in the ordinary course of business, their original cost, net of salvage or sale proceeds, is charged to accumulated amortization.

Maintenance and repairs for owned and leased major components, spares and repairable parts are charged to direct costs as incurred.

(ii)	Facilities and equipment:

Facilities are composed of hangars, heliports and other buildings housing base operations and administrative support. Equipment includes repair and overhaul, manufacturing and base equipment and vehicles. Such facilities and equipment are recorded at cost and are amortized to their estimated residual value on a straight-line basis at 5% and 20%, respectively. Leasehold improvements associated with leased facilities and equipment are capitalized and amortized on a straight-line basis over the shorter of their estimated useful life and respective lease term.

(l)	Impairment of long-lived assets:

Long-lived assets, comprised of property and equipment and intangibles subject to amortization, are assessed for impairment whenever events or circumstances indicate that their carrying value may not be recoverable. For the purpose of impairment testing, long-lived assets are grouped and tested for recoverability at the lowest level that generates independent cash flows from another asset group. In testing the recoverability of the assets, the carrying value of the assets or asset groups is compared to the future projected undiscounted cash flows. The cash flows are based on management’s expectations of future revenues and expenses including costs to maintain the assets over their respective service lives. An impairment loss is recognized as the excess of the carrying value over the fair value when an asset or asset group is not recoverable. Fair value is based on valuation techniques or third party appraisals. Significant estimates and judgments are applied in determining these cash flows and fair values.

The recoverability of goodwill and indefinite life intangible assets is assessed on an annual basis or more frequently if events or circumstances indicate that the carrying value may not be recoverable. During the year ended April 30, 2012, the date of the annual impairment test for goodwill and indefinite lived intangible assets was changed from April 30 to February 1. The Company adopted this change in timing in order to ensure that the annual impairment analysis would be completed by the required filing date of the Company’s annual financial statements. In addition, this change in timing will provide additional time to quantify the fair value of its reporting units and, if necessary, to determine the implied fair value of goodwill. The revised date also more closely aligns with our internal budgeting and forecasting process. In accordance with GAAP, the Company will perform interim impairment testing should circumstances requiring it arise. Management believes this accounting change is preferable and does not result in the delay, acceleration, or avoidance of an impairment charge. This change is not applied retrospectively as it is impracticable to do so because retrospective application would require the application of significant estimates and assumptions with the use of hindsight. Accordingly, the change will be applied prospectively.

Goodwill is assessed for impairment at the reporting unit level. The fair value of a reporting unit is compared with its carrying amount, including goodwill. Significant estimates are applied in determining fair value, which include the discount rate that is applied to management’s estimate of expected cash flows and assumptions about the future revenue, expenses and costs incurred to maintain the assets over their respective service lives.

If the carrying amount of a reporting unit exceeds its fair value, then implied fair value of the reporting unit’s goodwill is calculated. An impairment loss, if any, is recognized equal to the amount that the carrying value of the reporting unit’s goodwill exceeds its implied fair value.

(m)	Leases:

(i)	Lease classification:

When the Company assumes substantially all the risks and rewards of ownership in a lease it is classified as a capital lease. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under capital leases are apportioned between interest expense and the reduction of the outstanding liability. The interest expense is allocated to each period during the lease term to produce a constant periodic rate of interest on the remaining balance of the liability. Other leases are classified as operating leases and are not recognized in the Company’s consolidated balance sheets. Payments made under operating leases are recognized in direct costs on a straight-line basis over the term of the lease. Contingent lease payments are accounted for in the period when it becomes probable they will be incurred. Direct costs of arranging lease financing are deferred and amortized straight-line over the term of the lease.

(ii)	Residual value guarantees:

At the inception of an operating lease where the Company has guaranteed a portion of the aircraft residual values at the end of the lease term, a liability is recognized with a corresponding prepaid rent asset that represents the fair value of the guaranteed aircraft residual. The prepaid rent asset is amortized on a straight-line basis to net earnings (loss) over the lease term of the related asset and the liability is settled at the end of the lease term.

(iii)	Embedded equity in lease contracts:

The Company recognized intangible assets on the acquisition of the Predecessor, which represents the excess of the market prices on the date of acquisition to the fixed lease buyout prices under certain aircraft operating leases. The recoverability of these assets is dependent on aircraft values which are impacted by market conditions including demand for certain aircraft types and changes in technology arising from the introduction of newer, more efficient aircraft. Embedded equity is not amortized and the Company tests embedded equity for impairment on an ongoing basis. In the event that a purchase option is exercised, the embedded equity is added to the carrying value of the purchased asset. Embedded equity that is not realized at the end of an aircraft operating lease is recognized as an expense in the statement of operations.

(iv)	Lessee involvement in assets under construction:

Where the Company provides guarantees to lessors in respect of novated aircraft purchase contracts the Company is required to record assets under construction and corresponding obligations as prescribed by ASC 840 Leases. Once an aircraft is delivered under these agreements, a sale-leaseback transaction will occur as the Company enters into an operating lease with the lessor. Upon entering an operating lease, the assets under construction and corresponding liability are removed from the balance sheet.

(n)	Income taxes:

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the tax basis and accounting basis of the assets and liabilities measured using tax rates enacted at the balance sheet date. The Company generally believes that the positions taken on previously filed income tax returns are more likely than not to be sustained by the taxation authorities. The Company has recorded income tax and related interest liabilities where the Company believes its position may not be sustained or where the full income tax benefit will not be recognized. Interest and penalties are classified as other financing charges in the statement of operations.

The Company has assessed the realization of the deferred income tax asset (net of allowance) related to income tax losses as more likely than not. This determination was based on assumptions regarding the reversal of existing deferred tax liabilities and future earnings levels in the subsidiaries with accumulated losses, and an ability to implement tax planning measures. If, in the future, it is determined that it is more likely than not that all or part of the deferred tax asset will not be realized, a charge will be made to earnings in the period when such determination is made.

(o)	Employee benefits:

(i)	Pension costs and obligations:

The Company maintains defined contribution and defined benefit pension plans for substantially all of its employees. The cost of defined benefit plans are determined based on independent annual actuarial valuations performed using the projected benefit method prorated on services and management’s estimate of expected plan asset performance, salary escalation and various other factors including expected health care costs, mortality rates, terminations and retirement ages. The excess of unrecognized net actuarial gains and losses over 10% of the greater of the benefit obligation and the fair value of plan assets is amortized over the average remaining service life of the plan participants. When an event giving rise to a settlement and a curtailment occurs, the curtailment is accounted for prior to the settlement. The funded status of defined benefit pension plans and other post-retirement benefit plans is recognized on the balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.

(o)	Employee benefits (continued):

(i)	Pension costs and obligations (continued):

Measuring the Company’s obligations under the plans and the related periodic pension expense involves significant estimates. These factors include assumptions about the rate at which the pension obligation is discounted, the expected long-term rate of return on plan assets, the rate of future compensation increases and mortality rates. Differing estimates may have a material impact on the amount of pension expense recorded and on the carrying value of prepaid pension costs and accrued pension obligations.

(ii)	Stock-based compensation:

Stock-based compensation is measured at the grant date based on the estimated fair value of the awards granted. The related cost is recognized net of an estimated forfeiture rate. The compensation cost is recognized only for those options where it is probable that performance criteria will be met in the future. For awards which only have service conditions, the compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

(p)	Financial Instruments:

(i)	Transaction costs:

Transaction costs related to long-term debt are capitalized and amortized over the expected life of the debt using the effective interest rate method. Transaction costs incurred in connection with securing revolving credit facilities are deferred and amortized on a straight-line basis over the terms of the related credit facilities to net earnings (loss). Deferred transaction costs are included in other assets in the consolidated balance sheets.

(ii)	Fair value measurement:

A three-level valuation hierarchy is used for fair value measurement. The hierarchy reflects the significance of the inputs used in making the fair value measurements, which is as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability.

Level 3 – inputs that are not based on observable market data.

(iii)	Hedging and derivatives:

The Company enters into derivative contracts including foreign exchange forward contracts and interest swaps to manage its foreign exchange and interest rate risk. Derivative contracts that are not formally designated as hedges and do not qualify for hedge accounting treatment are classified as held-for-trading and are recognized at fair value with the resulting gains and losses recognized in other financing charges within net earnings (loss).

When a hedge is formally de-designated because it is discontinued or no longer meets the criteria for hedge accounting, any cumulative gain or loss recorded in other comprehensive earnings remains in other comprehensive earnings until the forecasted transaction is recorded. When a forecasted transaction is no longer expected to occur, the net cumulative gain or loss that was reported in other comprehensive earnings is immediately recorded in net earnings (loss). Any ineffective portion of a hedge is recognized immediately in net earnings (loss).

Certain of the Company’s customer contracts are denominated in a currency that is other than the functional currency of the parties to the contract. This gives rise to embedded derivatives which are accounted for as derivative financial instruments. These are measured at fair value with resulting gains and losses recorded in the statement of operations as an other financing charge.

(q)	Comparative figures:

Certain comparative figures have been reclassified to conform with the financial presentation adopted for the current year. Financing charges were reclassified to reflect the change in presentation whereby foreign exchange gain / (loss) and interest on long-term debt are shown separately on the face of the statement of operations rather than combined with other financing charges.

(r)	Recent accounting pronouncements adopted in the current year:

(i)	Financial instruments:

On February 1, 2012, the Company adopted an accounting amendment for fair value measurements and related disclosures. This amendment provides guidance about how fair value should be applied where it already is required or permitted under US GAAP. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The adoption of the amendment did not have a material impact on our consolidated financial statements.

(ii)	Presentation of comprehensive income in financial statements:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting pronouncement that provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two, separate, but consecutive, statements. Under either method, entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and comprehensive income. In December 2011, the FASB issued an accounting pronouncement that defers the requirement to present components of reclassifications of comprehensive income by income statement line item on the statement of comprehensive income, with all other requirements of the presentation of comprehensive income unaffected. The provisions for these pronouncements are effective for fiscal years, and interim periods within these years, beginning after December 15, 2011, with early adoption permitted. The Company has early adopted this guidance for the years ended April 30, 2010, April 30, 2011 and April 30, 2012 using the two-statement approach presentation.

(s)	Recent accounting pronouncements not yet adopted:

Multiemployer defined benefit plans:

In September 2011, the FASB provided additional guidance on disclosures surrounding multiemployer defined benefit plans including the level of Company participation in the plan, the financial health of the plan and the nature of commitments to the plan. This guidance will be effective for our fiscal year ending April 30, 2013. We are currently assessing the impact of this new guidance on our consolidated financial statements.

Sale of flight training operations	12 Months Ended
Apr. 30, 2012
Sale of flight training operations
3.	Sale of flight training operations:

In the year ended April 30, 2011 the Company completed the sale of its flight training operations to CAE Inc. (“CAE”) for net proceeds of $29.8 million. Of the total sale proceeds, $17.7 million relates to the sale of four flight training simulators, software, and customer contracts. The remaining $12.1 million was considered an inducement to enter into a fifteen year Master Training Services Agreement (“MTSA”) with CAE for the provision of training services to the Company on CAE’s worldwide network of simulators, which now includes the assets purchased from the Company. A portion of the sale proceeds was considered an inducement as it is refundable on a pro-rata basis in the event that the Company cancels the contract early.

The inducement proceeds have been deferred and are recognized as a reduction in direct costs over the term of the MTSA as the amounts become non-refundable.

The MTSA commits the Company to annual minimum training purchases as follows:

Minimum training service purchase commitment

2013	$8,200
2014	9,700
2015	9,400
2016	9,300
and thereafter	21,000

$57,600

Variable interest entities	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Variable interest entities
2.	Variable interest entities:

(a)	VIEs of which the Company is the primary beneficiary:

(i)	Local ownership VIEs:

Certain areas of operations are subject to local governmental regulations that may limit foreign ownership of aviation companies. Accordingly, operations in certain jurisdictions may require the establishment of local ownership entities that are considered to be VIEs. The nature of the Company’s involvement with consolidated local ownership entities is as follows:

EEA Helicopters Operations B.V. (“EHOB”)

EHOB is incorporated in the Netherlands and through its wholly-owned subsidiaries in Norway, Denmark, the Netherlands, the United Kingdom and Ireland provides helicopter flying services to customers in Europe.

The Company owns 49.9% of the common shares (9,896,085 Class B shares) of EHOB, with the remaining 50.1% of the common shares (9,935,750 Class A shares) held by a European investor. The Management Board of EHOB is comprised of one director nominated by the Class B shareholders and three directors nominated by the Class A shareholder.

The Company also owns 7,000,000 par value 1 Euro Profit Certificates in EHOB. Through its ownership of the Profit Certificates, the Company is entitled to a cumulative annual dividend equal to 30% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of € 2.1 million) for the first 7 years after issuance and thereafter, a cumulative annual dividend equal to 5% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of €0.35 million), subject to Board approval and the availability of cash and further subject to any and all restrictions applicable under Dutch law.

The Company also holds a call option over the Class A shareholder’s stock in EHOB and has granted a put option to the Class A shareholder which entitles the Class A shareholder to put its shares back to the Company. Both the put and call are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change in control. The Class A shareholder also holds a call option over the Company’s Class B shares which is exercisable only in the event of bankruptcy.

The Company has determined that the activities that most significantly impact the economic performance of EHOB are: servicing existing flying services contracts and entering into new contracts, safety and training, and maintenance of aircraft. Through agreement with EHOB, the Company has the right to enter directly into new flying services contracts and require that EHOB act as the subcontractor for provision of those services. EHOB’s fleet of aircraft is leased entirely from the Company and the lease agreements require that all aircraft maintenance be provided by the Company. The shareholders’ agreement requires EHOB to ensure safety standards meet minimums set by the Company.

As a result of consolidating EHOB, the Company has recorded a non-controlling interest relating to the 50.1% Class A shareholder’s interest in the net assets of EHOB. As at July 31, 2012, the redeemable non-controlling interest is $4.3 million (April 30, 2012 - $1.7 million). Because of the terms of the put and call arrangements with the European investor, the non-controlling interest is considered redeemable and is classified outside of equity.

BHH - Brazilian Helicopter Holdings S.A. (“BHH”)

BHH holds an investment in the common shares of its subsidiary, BHS - Brazilian Helicopter Services Taxi Aereo S.A. (“BHS”). BHS provides helicopter flying services to customers in Brazil.

The Company has a 60% interest in BHH, comprised of 100% of the non-voting preferred shares and 20% of the ordinary voting shares. The remaining equity interest comprised of 80% of the ordinary voting shares is held by a Brazilian investor, whose investment was financed by the Company and is therefore considered to be a related party.

The Company has entered into a put/call arrangement which gives it the right to purchase the BHH shares held by the Brazilian investor and the Brazilian investor the right to put its shares to the Company at any time and for any reason. The put/call price is the greater of the book value of the shares and the original capital contribution plus 2% per annum. The guaranteed return due to the Brazilian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholders’ agreement with the Brazilian Investor, which requires unanimous shareholder consent for important business decisions.

CHC Helicopters Canada Inc (“CHC Canada”)

CHC Canada provides helicopter flying services to customers in Canada.

The Company owns 200,000 Class A Common Shares (25%) and 200,000 (100%) Class B Non-voting Preferred Shares of CHC Canada, with the remaining 600,000 (75%) of the Class A Common Shares held by a Canadian Investor who is a director of the Company’s ultimate parent and therefore a related party. The Board of CHC Canada is comprised of one director nominated by the Company and two directors nominated by the Canadian Investor.

The Company has entered in an arrangement which allows the Canadian Investor to put its shares back to it at any time for any reason. The Company has also entered into a call arrangement which allows it or the Canadian Investor to elect to purchase the other party’s shares. The calls are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change of control. The price on the put and the call arrangement is the higher of the book value of the shares and the original capital contribution plus 6% per annum. The guaranteed return due to the Canadian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholder’s agreement with the Canadian Investor, which requires unanimous shareholder consent for CHC Canada to enter into any material contracts.

Other local ownership VIEs

The Company also has operations in several other countries that are conducted through entities with local ownership. The Company has consolidated these entities because the local owners do not have extensive knowledge of the aviation industry and defer to the Company in the overall management and operation of these entities.

Financial information of local ownership VIEs

All of the local ownership VIEs and their subsidiaries have the same purpose and are exposed to similar operational risks and are monitored on a similar basis by management. As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	July 31, 2012	April 30, 2012
Cash and cash equivalents	$28,036	$30,372
Receivables, net of allowance	99,757	86,623
Other current assets	32,073	28,423
Goodwill	71,893	72,269
Other long-term assets	83,170	84,127

Total assets	$314,929	$301,814

Payables and accruals	$262,036	$231,191
Other current liabilities	24,314	40,455
Accrued pension obligations	50,283	55,365
Other long-term liabilities	56,615	58,183

Total liabilities	$393,248	$385,194

	Three months ended
	July 31, 2012	July 31, 2011
Revenue	$260,749	$267,497
Net earnings	4,318	17,277

(ii)	Accounts receivable securitization:

The Company enters into trade receivables securitization transactions to raise financing, through the sale of pools of receivables, or beneficial interests therein, to a VIE, Finacity Receivables – CHC 2009, LLC (“Finacity”). Finacity only buys receivables, or beneficial interests therein, from the Company. These transactions with Finacity satisfy the requirements for sales accounting treatment. Finacity is financed directly by a multi-seller commercial paper conduit, Hannover Funding Company LLC (“Hannover”), which purchases undivided ownership interests in the receivables, or beneficial interests therein, acquired by Finacity from the Company.

The Company has determined that servicing decisions most significantly impact the economic performance of Finacity and as the Company has the power to make these decisions, it is the primary beneficiary of Finacity.

As a result of consolidation, intercompany receivables and payables between the Company and Finacity together with any gain/(loss) arising from the sales treatment of the securitization transactions have been eliminated. The securitized assets and associated liabilities are included in the consolidated financial statements. Cash and cash equivalent balances of Finacity are used only to support the securitizations of the receivables transferred, including the payment of related fees, costs and expenses. The receivables that have been included in securitizations are pledged as security for the benefit of Hannover and are only available for payment of the debt or other obligations arising in the securitization transactions until the associated debt or other obligations are satisfied. The asset backed debt has been issued directly by Finacity.

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	July 31, 2012	April 30, 2012
Restricted cash	$6,665	$14,882
Transferred receivables	67,126	66,177
Current facility secured by accounts receivable	52,763	45,566

(iii)	Trinity Helicopters Limited:

As at July 31, 2012 the Company leased two aircraft from Trinity Helicopters Limited (“Trinity”), an entity considered to be a VIE. Prior to December 2011, Trinity was funded by an unrelated lender who was considered to be the primary beneficiary. In conjunction with the Company’s lease covenant negotiations, the Company agreed to purchase the aircraft off lease from the lender. Instead of outright purchasing the aircraft the Company loaned the lease termination sum to Trinity who used these funds to repay the financing from the unrelated lender and continued to lease the aircraft to the Company. The security interest in the aircraft was assigned to the Company.

The Company has been determined to be the primary beneficiary of the VIE and began consolidating this entity upon repayment of the previous lendor. Prior to consolidation of this entity, the aircraft leases were recorded as capital leases.

(b)	VIEs of which the Company is not the primary beneficiary:

(i)	Local ownership VIEs:

Thai Aviation Services (“TAS”)

TAS provides helicopter flying services in Thailand. The Company has a 29.9% interest in the ordinary shares of TAS, with the remaining 70.1% owned by a group of Thai Investors who are considered to be related to each other. The Thai investors have the ability to call and the Company has the ability to put all shares owned by the Company to the Thai investors at fair value in the event of a dispute.

The Company has determined that the activities that most significantly impact the economic performance of TAS are: servicing existing flying services contracts and entering into new contracts, safety and training, maintenance of aircraft and other investment activities. The Thai investors have the ability to control the majority of these decisions through Board majority.

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	July 31, 2012		April 30, 2012
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss
Receivables, net of allowances	$2,543	$2,543	$2,408	$2,408
Equity method investment	16,229	16,229	15,548	15,548

(ii)	Leasing entities:

Related party lessors

As at July 31, 2012 the Company had operating lease agreements for the lease of 28 aircraft (July 31, 2011 – 14 aircraft) from individual related party entities considered to be VIEs. The total operating lease expense for these leases was $10.9 million for the three months ended July 31, 2012 (July 31, 2011 - $5.7 million), with $4.7 million outstanding in payables and accruals at July 31, 2012 (April 30, 2012 - $4.4 million).

The lessor VIEs are considered related parties because they are partially financed through equity contributions from entities that have also invested in the Company. The Company has determined that the activity that most significantly impacts the economic performance of the related party lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

Other VIE lessors

At July 31, 2012 the Company leased 8 aircraft (July 31, 2011 – 11 aircraft) from two different entities considered to be VIEs. At July 31, 2012, all eight leases were considered to be operating leases (July 31, 2011 – eight operating leases and three capital leases).

The Company has determined that the activity that most significantly impacts the economic performance of the lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

4.	Variable interest entities:

(a)	VIEs of which the Company is the primary beneficiary:

(i)	Local ownership VIEs:

Certain areas of operations are subject to local governmental regulations that may limit foreign ownership of aviation companies. Accordingly, operations in certain jurisdictions may require the establishment of local ownership entities that are considered to be VIEs. The nature of the Company’s involvement with consolidated local ownership entities is as follows:

EEA Helicopters Operations B.V. (“EHOB”)

EHOB is incorporated in the Netherlands and through its wholly-owned subsidiaries in Norway, Denmark, the Netherlands, the United Kingdom and Ireland provides helicopter flying services to customers in Europe.

The Company owns 49.9% of the common shares (9,896,085 Class B shares) of EHOB, with the remaining 50.1% of the common shares (9,935,750 Class A shares) held by a European investor. The Management Board of EHOB is comprised of one director nominated by the Class B shareholders and three directors nominated by the Class A shareholder.

The Company also owns 7,000,000 par value 1 Euro Profit Certificates in EHOB. Through its ownership of the Profit Certificates, the Company is entitled to a cumulative annual dividend equal to 30% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of € 2.1 million) for the first 7 years after issuance and thereafter, a cumulative annual dividend equal to 5% of the issue price of each Profit Certificate (equivalent to a cumulative annual dividend of €0.35 million), subject to Board approval and the availability of cash and further subject to any and all restrictions applicable under Dutch law.

The Company also holds a call option over the Class A shareholder’s stock in EHOB and has granted a put option to the Class A shareholder which entitles the Class A shareholder to put its shares back to the Company. Both the put and call are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change in control. The Class A shareholder also holds a call option over the Company’s Class B shares which is exercisable only in the event of bankruptcy.

The Company has determined that the activities that most significantly impact the economic performance of EHOB are: servicing existing flying services contracts and entering into new contracts, safety and training, and maintenance of aircraft. Through agreement with EHOB, the Company has the right to enter directly into new flying services contracts and require that EHOB act as the subcontractor for provision of those services. EHOB’s fleet of aircraft is leased entirely from the Company and the lease agreements require that all aircraft maintenance be provided by the Company. The shareholders’ agreement requires EHOB to ensure safety standards meet minimums set by the Company.

As a result of consolidating EHOB, the Company has recorded a non-controlling interest relating to the 50.1% Class A shareholder’s interest in the net assets of EHOB. As at April 30, 2012, the redeemable non-controlling interest is $1.7 million (April 30, 2011 – $3.1 million). Because of the terms of the put and call arrangements with the European investor, the non-controlling interest is considered redeemable and is classified outside of equity.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

BHH – Brazilian Helicopter Holdings S.A. (“BHH”)

BHH holds an investment in the common shares of its subsidiary, BHS – Brazilian Helicopter Services Taxi Aereo S.A. (“BHS”). BHS provides helicopter flying services to customers in Brazil.

The Company has a 60% interest in BHH, comprised of 100% of the non-voting preferred shares and 20% of the ordinary voting shares. The remaining equity interest comprised of 80% of the ordinary voting shares is held by a Brazilian investor, whose investment was financed by the Company and is therefore considered to be a related party.

The Company has entered into a put/call arrangement which gives it the right to purchase the BHH shares held by the Brazilian investor and the Brazilian investor the right to put its shares to the Company at any time and for any reason. The put/call price is the greater of the book value of the shares and the original capital contribution plus 2% per annum. The guaranteed return due to the Brazilian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholders’ agreement with the Brazilian Investor, which requires unanimous shareholder consent for important business decisions.

CHC Helicopters Canada Inc (“CHC Canada”)

CHC Canada provides helicopter flying services to customers in Canada.

The Company owns 200,000 Class A Common Shares (25%) and 200,000 (100%) Class B Non-voting Preferred Shares of CHC Canada, with the remaining 600,000 (75%) of the Class A Common Shares held by a Canadian Investor who is a director of the Company’s ultimate parent and therefore a related party. The Board of CHC Canada is comprised of one director nominated by the Company and two directors nominated by the Canadian Investor.

The Company has entered in an arrangement which allows the Canadian Investor to put its shares back to it at any time for any reason. The Company has also entered into a call arrangement which allows it or the Canadian Investor to elect to purchase the other party’s shares. The calls are exercisable in certain circumstances including: liquidation, events of default, and if the Company makes a public offering of its shares resulting in change of control. The price on the put and the call arrangement is the higher of the book value of the shares and the original capital contribution plus 6% per annum. The guaranteed return due to the Canadian investor has been recorded as a redeemable non-controlling interest.

The Company has entered into a shareholder’s agreement with the Canadian Investor, which requires unanimous shareholder consent for CHC Canada to enter into any material contracts.

Other local ownership VIEs

The Company also has operations in several other countries that are conducted through entities with local ownership. The Company has consolidated these entities because the local owners do not have extensive knowledge of the aviation industry and defer to the Company in the overall management and operation of these entities.

(a)	VIEs of which the Company is the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

Financial information of local ownership VIEs

All of the local ownership VIEs and their subsidiaries have the same purpose and are exposed to similar operational risks and are monitored on a similar basis by management. As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	2012	2011

Cash	$30,372	$57,652
Accounts receivable	86,623	40,256
Other current assets	28,423	38,116
Goodwill	72,269	72,619
Other long-term assets	84,127	44,727

Total assets	$301,814	$253,370

Accounts payable	$231,191	$155,882
Other current liabilities	40,455	50,170
Pension liability	55,365	49,024
Other long-term liabilities	58,183	48,972

Total liabilities	$385,194	$304,048

Revenue	$993,959	$1,038,216
Net earnings (loss)	(3,589)	5,650

(ii)	Accounts receivable securitization:

The Company enters into trade receivables securitization transactions to raise financing, through the sale of pools of receivables, or beneficial interests therein, to a VIE, Finacity Receivables – CHC 2009, LLC (“Finacity”). Finacity only buys receivables, or beneficial interests therein, from the Company. These transactions with Finacity satisfy the requirements for sales accounting treatment. Finacity is financed directly by a multi-seller commercial paper conduit, Hannover Funding Company LLC (“Hannover”), which purchases undivided ownership interests in the receivables, or beneficial interests therein, acquired by Finacity from the Company.

The Company has determined that servicing decisions most significantly impact the economic performance of Finacity and as the Company has the power to make these decisions, it is the primary beneficiary of Finacity.

As a result of consolidation, intercompany receivables and payables between the Company and Finacity together with any gain/(loss) arising from the sales treatment of the securitization transactions have been eliminated. The securitized assets and associated liabilities are included in the consolidated financial statements. Cash and cash equivalent balances of Finacity are used only to support the securitizations of the receivables transferred, including the payment of related fees, costs and expenses. The receivables that have been included in securitizations are pledged as security for the benefit of Hannover and are only available for payment of the debt or other obligations arising in the securitization transactions until the associated debt or other obligations are satisfied. The asset backed debt has been issued directly by Finacity.

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	2012	2011

Restricted cash	$14,882	$3,399
Transferred receivables	66,177	25,274
Current facility secured by accounts receivable	45,566	21,571

(iii)	Trinity Helicopters Limited:

As at April 30, 2012 the Company leased two aircraft from Trinity Helicopters Limited (“Trinity”), an entity considered to be a VIE. Prior to December 2011, Trinity was funded by an unrelated lender who was considered to be the primary beneficiary. In conjunction with the Company’s lease covenant negotiations (Note 25), the Company agreed to purchase the aircraft off lease from the lender. Instead of outright purchasing the aircraft the Company loaned the lease termination sum to Trinity who used these funds to repay the financing from the unrelated lender and continued to lease the aircraft to the Company. The security interest in the aircraft was assigned to the Company.

The Company has been determined to be the primary beneficiary of the VIE and began consolidating this entity upon repayment of the previous lendor. Prior to consolidation of this entity, the aircraft leases were recorded as capital leases.

At the time of consolidation by the Company, Trinity owned aircraft with a book value of $13.2 million, which approximated fair value.

(b)	VIEs of which the Company is not the primary beneficiary:

(i)	Local ownership VIEs:

Thai Aviation Services (“TAS”)

TAS provides helicopter flying services in Thailand. The Company has a 29.9% interest in the ordinary shares of TAS, with the remaining 70.1% owned by a group of Thai Investors who are considered to be related to each other. The Thai investors have the ability to call and the Company has the ability to put all shares owned by the Company to the Thai investors at fair value in the event of a dispute.

(b)	VIEs of which the Company is not the primary beneficiary (continued):

(i)	Local ownership VIEs (continued):

The Company has determined that the activities that most significantly impact the economic performance of TAS are: servicing existing flying services contracts and entering into new contracts, safety and training, maintenance of aircraft and other investment activities. The Thai investors have the ability to control the majority of these decisions through Board majority.

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Accounts receivable	$2,408	$2,408	$2,107	$2,107
Equity method investment	15,548	15,548	14,250	14,250

(ii)	Leasing entities:

Related party lessors:

During the year ended April 30, 2012 the Company had operating lease agreements for the lease of 25 aircraft (2011 – 14 aircraft) from individual related party entities considered to be VIEs. The total operating lease expense for these leases was $28.8 million for the year ended April 30, 2012 (2011 – $20.5 million), with $4.4 million outstanding in accrued liabilities at April 30, 2012 (2011 – $3.0 million).

The lessor VIEs are considered related parties because they are partially financed through equity contributions from entities that have also invested in the Company. The Company has determined that the activity that most significantly impacts the economic performance of the related party lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

Other VIE lessors:

At April 30, 2012, the Company leased eight aircraft (2011 – ten aircraft) from two different entities considered to be VIEs. At April 30, 2012, all eight leases were considered to be operating leases (2011 – seven operating leases, three capital leases).

The Company has determined that the activity that most significantly impacts the economic performance of the lessor VIEs is the remarketing of the aircraft at the end of the lease term. As the Company does not have the power to make remarketing decisions, the Company has determined that it is not the primary beneficiary of the lessor VIEs.

(b)	VIEs of which the Company is not the primary beneficiary (continued):

(ii)	Leasing entities (continued):

The following table summarizes the amounts recorded in respect of the operating leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Funded residual value guarantees and receivables (included in Other assets)	$—	$—	$2,386	$2,386
Embedded equity	—	—	1,752	1,752
Accrued liabilities	—	n/a	330	n/a

The following table summarizes the amounts recorded in respect of the capital leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Assets under capital lease	$—	$—	$20,776	$20,776
Capital lease obligation	—	n/a	15,515	n/a

Restructuring costs	12 Months Ended
Apr. 30, 2012
Restructuring costs
5.	Restructuring costs:

The Company is undergoing a comprehensive review of its operations and organizational structure through its transformation project with the view of strengthening and standardizing processes globally and lowering overhead costs. In connection with the transformation project, the Company has incurred consulting fees and severance costs that have been expensed as incurred. At April 30, 2012, the restructuring liability is not significant.

Property and equipment	12 Months Ended
Apr. 30, 2012
Property and equipment
6.	Property and equipment:

The cost and related accumulated amortization of the Company’s flying assets, facilities and equipment are as follows:

	Property and equipment			Total
	Flying Assets	Equipment	Facilities

At April 30, 2012:
Cost	$1,029,381	$81,802	$129,284	$1,240,467
Accumulated depreciation	(156,345)	(24,992)	(32,270)	(213,607)

Net book value	$873,036	$56,810	$97,014	$1,026,860

At April 30, 2011:
Cost	$1,117,338	$65,657	$135,969	$1,318,964
Accumulated depreciation	(142,024)	(13,622)	(29,819)	(185,465)

Net book value	$975,314	$52,035	$106,150	$1,133,499

Amortization of property and equipment totaled $113.0 million (2011 – $99.6 million, 2010 – $77.7 million).

The flying assets under capital lease included above are as follows:

	2012	2011

Flying assets under capital lease:
Cost	$32,795	$149,653
Accumulated amortization	(2,073)	(1,745)

	$30,722	$147,908

Amortization related to flying assets under capital lease was $2.5 million, for the year ended April 30, 2012 (2011 – $1.1 million, 2010 – $0.6 million).

Assets held for sale and discontinued operations	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Assets held for sale and discontinued operations
3.	Assets held for sale:

The Company has classified certain assets such as aircraft and buildings as held for sale as these assets are ready for immediate sale and management expects these assets to be sold within one year.

	July 31, 2012		April 30, 2012
	# Aircraft		# Aircraft
Aircraft held for sale:
Book value, beginning of period	18	$79,293	12	$31,782
Classified as held for sale, net of impairment	3	(3,168)	19	82,377
Sales	(1)	(10,208)	(10)	(21,147)
Reclassified as held for use	(1)	(3,386)	(3)	(12,740)
Foreign exchange	—	(1,722)	—	(979)

Aircraft held for sale	19	60,809	18	79,293

Building held for sale	—	526	—	520

Total assets held for sale		$61,335		$79,813

The aircraft classified as held for sale are older technology aircraft that are being divested by the Company. The building classified as held for sale is the result of relocation of certain of the Company’s base operations. During the three months ended July 31, 2012, there was one aircraft that was reclassified to assets held for use as management reviewed its fleet strategy and decided to redeploy this aircraft to the flying operations.

During the three months ended July 31, 2012, certain aircraft held for sale were written down to their fair value less costs to sell. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement is based on third party appraisals using market data.

7.	Assets held for sale and discontinued operations:

(a)	Assets held for sale:

The Company has classified certain assets as held for sale as the assets are ready for immediate sale and management expects these assets to be sold within one year.

	2012		2011
	# Aircraft		# Aircraft

Aircraft held for sale:
Book value, beginning of year	12	$31,782	25	$46,973
Classified as held for sale, net of impairment	19	82,377	10	25,044
Sales	(10)	(21,147)	(18)	(22,692)
Reclassified as held for use	(3)	(12,740)	(5)	(19,121)
Foreign exchange		(979)		1,578

Aircraft held for sale	18	79,293	12	31,782

Buildings held for sale	—	520	—	3,407

Discontinued operations	—	—	—	14,610

Total assets held for sale		$79,813		$49,799

The aircraft classified as held for sale are older technology aircraft that are being divested by the Company. The buildings classified as held for sale are the result of relocation of certain of the Company’s base operations. During the year ended April 30, 2012, there were three aircraft that were reclassified to assets held for use as management reviewed its fleet strategy and have decided to redeploy these aircraft to the flying operations.

During the year ended April 30, 2012, certain aircraft held for sale were written down to their fair value less costs to sell. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement is based on third party appraisals using market data.

(b)	Discontinued operations:

In fiscal 2011 the Company committed to a plan to sell its Composites business. In March 2012, the Composites business was disposed of to a third party for $750,000. There is no continuing involvement after the disposition. This has been classified as a discontinued operation in the statements of operations. As at April 30, 2011, the held for sale assets and liabilities are comprised of a building and equipment with net book value of $8.0 million and working capital of $6.6 million.

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Revenue	$6,063	$7,049	$7,820
Direct costs	(9,319)	(9,696)	(8,403)
Amortization	(16)	(1,277)	(1,726)
Impairment of held for sale assets	(12,608)	—	—
Loss on disposal	(210)	—	—

Operating loss	(16,090)	(3,924)	(2,309)
Financing income (charges)	(17)	(436)	325
Income tax recovery	—	1,158	548

Loss from discontinued operations	$(16,107)	$(3,202)	$(1,436)

Intangible assets	12 Months Ended
Apr. 30, 2012
Intangible assets
8.	Intangible assets:

	Definite life	Indefinite life		Total
	Embedded equity in lease contracts	Trade names and trademarks	Safety manuals, AOCs and operating licenses
Cost:

Balance, April 30, 2010	$180,479	$179,900	$3,947	$364,326
Embedded equity in lease contracts realized	(23,384)	—	—	(23,384)
Foreign exchange	1,562	—	191	1,753

Balance, April 30, 2011	158,657	179,900	4,138	342,695
Embedded equity in lease contracts realized	(19,840)	—	—	(19,840)
Foreign exchange	(1,039)	—	(197)	(1,236)

April 30, 2012	$137,778	$179,900	$3,941	$321,619

Impairment losses:

Balance, April 30, 2010	(53,903)	(25,000)	—	(78,903)
Impairment loss	(20,608)	—	—	(20,608)

Balance, April 30, 2011	(74,511)	(25,000)	—	(99,511)
Impairment loss	(4,218)	—	—	(4,218)

April 30, 2012	$(78,729)	$(25,000)	$—	$(103,729)

Net book value:

April 30, 2012	$59,049	$154,900	$3,941	$217,890
April 30, 2011	84,146	154,900	4,138	243,184

Due to a decline in aircraft values, the Company impaired a portion of its embedded equity in 2012 and 2011 to fair value. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement of embedded equity is based on aircraft values from third party appraisals using market data.

Embedded equity relates to the fair value of aircraft purchase options contained within leases on the date of our acquisition of the Predecessor. Embedded equity is not amortized, instead the embedded equity is added to the value of the purchased asset in the event that the lease purchase option is exercised.

Goodwill	12 Months Ended
Apr. 30, 2012
Goodwill
9.	Goodwill:

Balance, April 30, 2010	$425,514
Foreign currency translation	22,607

Balance, April 30, 2011	448,121
Foreign currency translation	(14,310)

Balance, April 30, 2012	$433,811

There is no active market for the Company’s reporting units. The fair value of all reporting units has been determined based on discounted cash flows using financial budgets approved by the Board of Directors covering a three-year period.

Investments	12 Months Ended
Apr. 30, 2012
Investments
10.	Investments:

	Percentage ownership	2012	2011

Equity accounted investments:

TAS	29.9%	$15,548	$14,250
Luchthaven Den Helder C.V.	50%	8,339	9,014
Helideck Certification Agency	50%	338	283

		24,225	23,547
Other, at cost		1	1

Total		$24,226	$23,548

There is no quoted market value available for the investments accounted under the equity method.

Inventories	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Inventories
4.	Inventories:

	July 31, 2012	April 30, 2012
Work-in-progress for maintenance contracts under completed contract accounting	$5,637	$3,951
Consumables	91,836	96,588
Provision for obsolescence	(10,713)	(10,526)

	$86,760	$90,013

11.	Inventories:

	2012	2011

Work-in-progress for long-term maintenance contracts under completed contract accounting	$3,951	$5,989
Consumables	96,588	105,713
Provision for obsolescence	(10,526)	(9,478)

	$90,013	$102,224

Direct costs includes $3.3 million write-down of inventory to the lower of cost or market value for the year ended April 30, 2012 (2011 – $4.8 million).

Accounts receivable	12 Months Ended
Apr. 30, 2012
Accounts receivable
12.	Accounts receivable:

The allowance for doubtful accounts continuity schedule is as follows:

	2012	2011

Balance, beginning of the year	$(482)	$(11,314)
Additional recovery (allowances)	(3,054)	1,981
Net write-offs and collections	931	8,851

Balance, end of the year	$(2,605)	$(482)

Other assets	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other assets
5.	Other assets:

	July 31, 2012	April 30, 2012
Current:
Aircraft operating lease funded residual value guarantees	$10,207	$7,004
Foreign currency embedded derivatives and forward contracts (note 11)	5,341	6,524
Deferred financing costs	8,225	7,880
Mobilization costs	4,961	4,780
Prepaid aircraft rentals	4,507	4,958
Residual value guarantee	2,109	2,049

	$35,350	$33,195

Non-current:
Aircraft operating lease funded residual value guarantees	$196,759	$190,147
Deferred financing costs	48,389	50,698
Prepaid aircraft rentals	14,057	13,730
Mobilization costs	14,322	13,789
Residual value guarantee	11,310	11,632
Foreign currency embedded derivatives and forward contracts (note 11)	1,014	1,695
Accrued pension asset	26,632	19,449
Pension guarantee assets	4,733	4,974
Aircraft deposits	68,771	44,557
Security deposits	6,020	10,027
Other assets	2,799	2,405

	$394,806	$363,103

13.	Other assets:

	2012	2011

Current:

Aircraft operating lease funded residual value guarantees (a)	$7,004	$9,232
Foreign currency embedded derivatives and forward contracts	6,524	9,389
Deferred financing costs	7,880	6,857
Mobilization costs	4,780	5,339
Prepaid aircraft rentals	4,958	3,870
Residual value guarantee	2,049	1,547

	$33,195	$36,234

Non-current:

Aircraft operating lease funded residual value guarantees (a)	$190,147	$164,339
Deferred financing costs	50,698	52,176
Prepaid aircraft rentals	13,730	15,563
Mobilization costs	13,789	10,328
Residual value guarantee	11,632	9,358
Foreign currency embedded derivatives and forward contracts	1,695	8,765
Accrued pension asset (note 20)	19,449	15,326
Pension guarantee assets (note 20)	4,974	5,406
Aircraft deposits	44,557	37,268
Security deposits	10,027	512
Other assets	2,405	12

	$363,103	$319,053

(a)	Aircraft operating lease funded residual value guarantees:

The aircraft operating lease funded residual value guarantees includes amounts due from lessors on the financing of 112 aircraft under operating leases as at April 30, 2012 (2011 – 128 aircraft). Such guarantees bear interest at 0% to 10% (2011 – 0% to 10%) with principal and accrued interest due at maturity. These guarantees mature between fiscal 2013 and 2022. The Company believes that the aircraft will realize a value upon sale at the end of the lease terms sufficient to recover the carrying value of these guarantees, including accrued interest. In the event that aircraft values decline such that the Company does not believe funded residual value guarantees are recoverable, an impairment is recorded. During the year ended April 30, 2012, the Company recognized $7.4 million of interest income on these guarantees (2011 - $6.9 million, 2010 – $5.6 million) and $0.3 million of impairment recovery (2011 – $1.9 million, 2010 – $3.7 million of impairment losses).

Other liabilities	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other liabilities
6.	Other liabilities:

	July 31, 2012	April 30, 2012
Current:
Foreign currency embedded derivatives and forward contracts (note 11)	$12,796	$11,089
Unfavorable contract credits	0	2,913
Residual value guarantees	83	83
Lease aircraft return costs	451	1,632
Fixed interest rate obligations	2,772	2,900
Contract inducement	785	801
Deferred gains on sale-leasebacks of aircraft	1,899	1,853
Aircraft modifications	2,245	2,377

	$21,031	$23,648

Non-current:
Accrued pension obligations	$103,226	$107,699
Foreign currency embedded derivatives and forward contracts (note 11)	18,371	17,384
Residual value guarantees	17,779	17,345
Contract inducement	9,826	10,233
Insurance claims accrual	12,682	13,646
Fixed interest rate obligations	2,531	3,137
Deferred gains on sale-leasebacks of aircraft	15,547	14,475
Deferred rent liabilities	2,087	2,013
Other	5,121	5,589

	$187,170	$191,521

14.	Other liabilities:

	2012	2011

Current:

Foreign currency embedded derivatives and foreign currency contracts	$11,089	$10,755
Unfavorable contract credits	2,913	12,238
Residual value guarantees	83	—
Lease aircraft return costs	1,632	1,585
Fixed interest rate obligations (a)	2,900	3,167
Contract inducement (note 3)	801	824
Deferred gains on sale-leasebacks of aircraft	1,853	589
Aircraft modifications	2,377	3,148

	$23,648	$32,306

Non-current:

Accrued pension obligations (note 20)	$107,699	$103,877
Foreign currency embedded derivatives and foreign currency contracts	17,384	24,807
Unfavorable contract credits	—	3,060
Residual value guarantees	17,345	12,852
Contract inducement (note 3)	10,233	11,323
Insurance claims accrual (b)	13,646	10,417
Fixed interest rate obligations (a)	3,137	6,262
Deferred gains on sale-leasebacks of aircraft	14,475	4,683
Deferred rent liabilities	2,013	3,645
Other	5,589	7,728

	$191,521	$188,654

(a)	Fixed interest rate obligations:

As part of the acquisition of the Predecessor, the Company acquired certain operating leases where swap arrangements were entered into with lessors to fix the interest rate on these leases’ floating interest rates. These swap arrangements are a separately identifiable contractual right that were valued as part of the acquisition. These fixed interest rate obligations are being amortized over the related lease term as a charge to lease costs, recorded in direct costs in the statement of operations.

(b)	Insurance claims accrual:

The insurance claims accrual relates solely to the Company’s reinsurance subsidiary, CHC Reinsurance S.A. The amount represents accruals for losses that have been reported, but not yet paid and accruals for losses that have been incurred, but not yet reported. The reinsurance subsidiary reinsures certain employee benefits, death and disability benefits, loss of license insurance and coverage not available in the commercial insurance market for the operations of the Company.

Debt obligations	12 Months Ended
Apr. 30, 2012
Debt obligations
15.	Debt obligations:

	Principal Repayment terms	Facility maturity dates	2012	2011

Senior secured notes	At maturity	October 2020	$1,084,109	$1,082,936

Revolving credit facility:
US LIBOR plus margin (i)	At maturity	October 2015	125,000	70,000

Other term loans:
Eurocopter Loan - 2.50%	At maturity	June 2011	—	1,618

Eurocopter Loan - 2.50%	On demand	—	4,623	—

EDC US loan - 5.04%	Semi-annually	November 2011	—	1,959
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	June 2014	2,745	3,993
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	April 2018	10,476	13,609
Capital lease obligations	Quarterly	June 2012 - May 2014	26,922	117,371

Boundary Bay Financing - 6.93%	Monthly	April 2035	33,205	—

Total long-term debt			1,287,080	1,291,486
Less: current portion			(17,701)	(106,642)

Long-term			$1,269,379	$1,184,844

(i)	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 – 0.8% to 3.75%)

(a)	Senior secured notes:

On October 4, 2010, the Company completed the refinancing of its long-term debt obligations which included the issuance of $1,100.0 million in senior secured notes (the “notes”), a new revolving credit facility agreement, and the repayment of the senior credit facilities using the proceeds from the senior secured note issuance. As a result of the long-term debt refinancing, the Company wrote-off $47.1 million in deferred financing costs related to the senior credit facilities and incurred additional fees of $42.7 million, which are being amortized over the terms of the respective debt instruments.

The notes with an aggregate principal of $1,100.0 million, due October 15, 2020 were issued at 98.399% of par value and bear interest at 9.25% with semi-annual interest payments on April 15 and October 15. The notes have been recorded net of the discount and are being accreted to face value using the effective interest rate method.

The notes were issued by one of the Company’s subsidiaries and are guaranteed by the Company and most of its subsidiaries through a general secured obligation. The notes are secured on a first-priority lien basis by the collateral of each guarantor subject to the permitted liens under the indenture, are subordinated to the priority payment lien obligations including the revolving credit facility and senior to all unsecured indebtedness of each guarantor.

The notes have the following optional redemption features:

•

Any time prior to October 15, 2013, the Company can redeem 35% of the aggregate principal amount of the notes at a redemption price of 109.25% of the principal plus accrued and unpaid interest provided that at least 50% of the aggregate principal of the notes remains outstanding and the redemption occurs within 180 days of the issuance date.

•	The Company can redeem the notes in whole or part, on or after October 15, 2015, at redemption prices that range from 100% to 104.625% of the principal, plus accrued and unpaid interest.

•

The Company can redeem up to 10% of the aggregate principal amount of the notes in any twelve month period following the issuance date up to October 15, 2015 at a redemption price of 103% of the principal plus accrued interest and unpaid interest.

•

The Company can redeem the notes in whole or in part at a price of 100% of the aggregate principal amount plus a premium equal to the greater of 1% of the principal amount or the excess of the present value at the redemption date over the principal amount of the notes. Under this option, the present value at the redemption is to be computed based on a redemption price of 104.625% on October 15, 2015 plus all required interest payments due on the notes through October 15, 2015 (excluding accrued but unpaid interest to the applicable redemption date). The applicable discount rate is equal to the treasury rate plus 50 basis points.

Each holder of the notes has the right to require the Company to repurchase the notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest upon the occurrence of certain events constituting a change in control of the Company.

The notes contain certain covenants limiting the incurrence of additional indebtedness and liens based on the ratio of consolidated adjusted earnings before interest, taxes, depreciation and amortization to fixed charges and total indebtedness as defined in the indenture and other restrictions including limitations on disposition of assets, the payment of dividends or redemption of equity interests and transactions with affiliates. As at April 30, 2012, the Company was in compliance with these covenants.

(b)	Revolving credit facility:

The revolving credit facility of $375.0 million is held with a syndicate of financial institutions and bears interest at the Alternate Base Rate, LIBOR, Canadian Prime Rate or EURIBOR plus an applicable margin that ranges from 2.75% to 4.50% based on the total leverage ratio calculated as of the most recent quarter. The revolving credit facility has a five year term. The availability on the revolving credit facility at April 30, 2012 is $165.0 million, net of $85.0 million outstanding letters of credit.

The revolving credit facility is secured on a super senior first priority basis and ranks equally with the senior secured notes except for payments upon enforcement and insolvency, where the revolving credit facility will rank before the note holders. The revolving credit facility is guaranteed by most of the Company’s subsidiaries through a general secured obligation. The revolving credit facility covenants include a requirement for the Company to maintain a first priority debt leverage ratio of 2.5:1, which is tested at the end of each financial quarter. At April 30, 2012 the Company was in compliance with all revolving credit facility covenants.

(c)	Boundary Bay financing:

On April 17, 2012, the Company sold its Boundary Bay facility (“the facility”) to a third party for $37.0 million and entered into a 23 year lease agreement to lease the building from the third party for $263,679 per month for the first five years with an increase of the lesser of 12% or CPI every five years. Under the lease agreement the Company has the option to purchase the property during the first 10 years of the lease for $46.4 million up to April 2017 and $47.9 million from May 2017 to April 2022. The Company also has an option to renew the lease agreement for an additional 10 years and a second option to renew the lease for a further five years.

As a result of the option to repurchase the facility, which indicates that the Company has continuing involvement, the disposal of the facility was accounted for as a financing and not a sale. ASC 360-20 specifies the accounting required for a seller’s sale and simultaneous leaseback involving real estate. As a financing, no gain on the sale of the facility was recognized in the Consolidated Statements of Operations.

As a financing, the facility remains on the Consolidated Balance Sheets and continues to be amortized. The related proceeds were recorded as a finance obligation with payments recorded to interest expense and the finance obligation based on the amortization of the obligation over the life of the lease agreement.

The transaction provided a vendor take back mortgage of $3.5 million to the purchaser. It bears interest at 8.55% and the interest is payable monthly. The mortgage is due and payable in April 2013. The finance obligation has been recorded net of the take back mortgage receivable.

(d)	Debt denominated in foreign currencies:

Total debt obligations, including capital leases, denominated in foreign currencies and the US dollar equivalent are as follows:

2012			2011
Debt in original currency		US dollar equivalent	Debt in original currency		US dollar equivalent

	€3,495	$4,623		€3,199	$4,730

	£—	—		£7,111	11,830

CAD	45,887	46,426	CAD	16,741	17,602

		$51,049			$34,162

(e)	Repayment requirements:

Repayment requirements related to the total debt obligations outstanding as of April 30, 2012 over the next five years and thereafter are as follows:

	Boundary Bay financing	Capital lease obligations	Other long-term debt (i)	Total
2013	$(3,364)	$10,769	$7,467	$14,872
2014	152	1,051	2,844	4,047
2015	165	16,188	2,295	18,648
2016	179	—	126,747	126,926
2017	195	—	1,746	1,941
and thereafter	35,878	—	1,101,746	1,137,624

	33,205	28,008	1,242,845	1,304,058
Less interest	—	(1,086)	—	(1,086)

Total	$33,205	$26,922	$1,242,845	$1,302,972

(i)	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.

Other financing Charges (income)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other financing charges (income)
8.	Other financing charges (income):

	Three months ended
	July 31, 2012	July 31, 2011
Amortization of deferred financing costs	$1,637	$1,629
Net loss (gain) on fair value of derivative financial instruments	4,311	(203)
Amortization of guaranteed residual values	522	410
Interest expense	3,081	420
Interest income	(3,087)	(3,141)
Other	1,690	629

	$8,154	$(256)

16.	Other financing charges:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Write-off of unamortized transaction costs on the senior facility agreement	$—	$47,140	$—
Amortization of deferred financing costs	6,851	7,151	4,036
Loss on interest rate swap	—	8,656	1,182
Net loss (gain) on fair value of derivative financial instruments	5,380	(5,567)	12,935
Amortization of guaranteed residual values	1,852	1,248	542
Interest expense	8,542	6,672	10,616
Interest income	(12,928)	(10,802)	(10,641)
Other	5,365	12,538	2,789

	$15,062	$67,036	$21,459

Income taxes	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Income taxes
9.	Income taxes:

As the Company operates in several tax jurisdictions, its income is subject to various rates of taxation. The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss from continuing operations before income taxes as follows:

	For the quarter ended
	July 31, 2012	July 31, 2011
Loss from continuing operations before income tax	$(31,301)	$(6,003)
Combined Luxemburg statutory income tax rate	29%	29%

Income tax recovery calculated at statutory rate	9,077	1,741
(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	2,200	4,316
Change in tax law	(579)	(200)
Non-deductible items	(8,470)	(8,842)
Other foreign taxes	(3,432)	(4,805)
Non-deductible portion of capital losses	183	503
Non-taxable income	7,266	765
Adjustments to prior years	(39)	370
Functional currency adjustments	8,034	1,695
Valuation allowance	(15,161)	7,027
Other	(360)	1,277

Income tax recovery (expense)	$(1,281)	$3,847

As at July 31, 2012, there was $13.2 million in unrecognized tax benefits, of which $6.4 million would have an impact on the effective tax rate, if recognized.

During the three months ended, no new uncertain tax positions were identified. As of July 31, 2012 and April 30, 2012, interest and penalties totaling $2.9 million and $2.9 million, respectively, were accrued.

17.	Income taxes:

The Company’s income tax recovery (expense) is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current income tax recovery (expense):

Luxembourg	$(2,294)	$(5,857)	$(7,615)
Foreign	(13,751)	1,631	(37,016)

	(16,045)	(4,226)	(44,631)

Deferred income tax recovery (expense):

Related to origination and reversal of temporary differences from foreign jurisdictions	23,452	56,355	35,358
Change in valuation allowance	(55,624)	(19,213)	(24)

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

During the year ended April 30, 2012, the change in valuation allowance includes an adjustment to the opening balance due to a change in judgment about the realizability of the related deferred tax assets in future years in addition to valuation allowance against current year losses.

The components of loss from continuing operations before income tax is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Luxembourg	$(38,499)	$5,411	$61,930
Foreign	7,823	(100,394)	(127,699)

	$(30,676)	$(94,983)	$(65,769)

As the Company operates in several tax jurisdictions, its income is subject to various rates of taxation. The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss before taxes as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Loss from continuing operations before income tax	$(30,676)	$(94,983)	$(65,769)
Combined Luxemburg statutory income tax rate	29%	29%	29%

Income tax recovery calculated at statutory rate	8,896	27,545	19,073

(Increase) decrease in income tax recovery (expense) resulting from:

Rate differences in various jurisdictions	33,522	60,930	73,116
Change in tax law	(3,558)	493	(1,283)
Non-deductible items	(29,365)	(58,007)	(88,132)
Other foreign taxes	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses (gains)	991	(373)	4,301
Non-taxable income	10,292	1,442	3,781
Adjustments to prior years	(3,399)	(2,047)	7,781
Functional currency adjustments	4,627	32,163	(13,468)
Valuation allowance	(55,624)	(19,213)	(24)
Other	247	(2,277)	1,151

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities are presented below:

	2012	2011

Deferred income tax assets:

Pension and other employee benefits	$18,573	$16,716
Losses carried forward	356,697	295,652
Deferred costs	—	1,146
Current accounts payable and receivable	9,139	6,093
Intangible assets	—	3,140

Total deferred income tax assets	384,409	322,747
Valuation allowance	(227,838)	(165,877)

Net deferred income tax assets	$156,571	$156,870

Deferred income tax liabilities:
Intangible assets	$(6,501)	$—
Property, plant and equipment	(56,144)	(29,635)
Deferred capital gains and deferred revenue	(54,508)	(64,968)
Long-term debt	(4,964)	(11,917)
Deferred costs	(5,897)	—
Other	(2,873)	(1,077)

Net deferred income taxes	$25,684	$49,273

Distributed as follows:
Current deferred income tax assets	$8,542	$7,596
Current deferred income tax liabilities	(11,729)	(13,035)
Long-term deferred income tax assets	48,943	90,882
Long-term deferred income tax liabilities	(20,072)	(36,170)

	$25,684	$49,273

As at April 30, 2012, the Company has non-capital loss carry forwards for Luxembourg and other foreign jurisdictions that are available to reduce taxable income in future years. These non-capital loss carry forwards expire as follows:

	2013	2015	2017 and thereafter	No expiry date	Total

Tax losses (i):

Africa	$—	$10,913	$955	$12,458	$24,326
Australia	—	—	—	46,669	46,669
Brazil	—	—	—	88,279	88,279
Canada	—	—	145,196	—	145,196
Denmark	—	—	—	29,458	29,458
Netherlands	2,727	—	13,275	—	16,002
Norway	—	—	—	457,479	457,479
Ireland	—	—	—	16,986	16,986
United Kingdom	—	—	—	98,237	98,237
Luxembourg	—	—	—	251,825	251,825
United States	—	—	19,072	—	19,072
Other	—	—	25,371	200	25,571

	$2,727	$10,913	$203,869	$1,001,591	$1,219,100

(i)	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.

The Company has also accumulated approximately $184.6 million in capital losses (April 30, 2011 -$184.8 million), which carry forward indefinitely. None of the capital losses are available to reduce future capital gains realized in Luxembourg, and $184.6 million are available to reduce future capital gains realized in other foreign jurisdictions (April 30, 2011 – $184.8 million).

As at April 30, 2012, the Company has provided a valuation allowance in respect of $494.6 million of the non-capital losses (April 30, 2011 – $430.6 million) (2012 – Luxembourg – $251.8 million, other jurisdictions – $242.8 million; 2011 – Luxembourg – $278.0 million, other jurisdictions – $152.6 million) and $184.6 million (April 30, 2011 – $184.8 million) of the capital losses in other foreign jurisdictions. The benefit anticipated from the utilization of the remaining non–capital and capital losses has been recorded as a deferred income tax asset.

Uncertain tax positions:

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Opening balance	$15,302	$16,448	$15,834
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations	—	—	(9,848)
Foreign exchange	(748)	913	3,388

Total	$15,925	$15,302	$16,448

The following table summarizes information regarding income tax related interest and penalties:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Net reduction in interest and penalties	$(227)	$(628)	$(1,029)

The total amount of interest and penalties accrued on the balance sheet at April 30, 2012 was $2.9 million (2011 – $3.1 million).

General tax contingencies:

The Company is subject to taxes in different countries. Taxes and fiscal risks recognized in the Consolidated Financial Statements reflect the Company’s best estimate of the outcome based on the facts known at the balance sheet date in each individual country. These facts may include, but are not limited to, change in tax laws and interpretation thereof in the various jurisdictions where the Company operates. They may have an impact on the income tax as well as the resulting assets and liabilities. Any differences between tax estimates and final tax assessments are charged to the statement of operations in the period in which they are incurred.

General tax contingencies (continued):

In addition, the Company’s business and operations are complex and include a number of significant financings, acquisitions and dispositions. The determination of earnings, payroll and other taxes involves many factors including the interpretation of tax legislation in multiple jurisdictions in which the Company is subject to ongoing tax assessments. When applicable, the Company adjusts the previously recorded income tax expense, direct costs, interest and the associated assets and liabilities to reflect its change in estimates or assessments. These adjustments could materially change the Company’s results of operations.

Capital stock	12 Months Ended
Apr. 30, 2012
Capital stock
18.	Capital stock:

As at April 30, 2012, the authorized capital stock of the Company is 1,228,377,770 with a par value of 1 Euro.

	Number of capital stock and CPECs issued
	Capital stock	CPECs

April 30, 2009	12,500	1,205,624,393
Conversion of series A CPECs	1,184,667,289	(1,184,667,289)
Conversion of series B CPECs	15,375,200	(15,375,200)
Conversion of series C CPECs	5,581,904	(5,581,904)
Redemption of capital stock	(20,957,104)	—

April 30, 2010	1,184,679,789	—
Capital stock	113,978	—

April 30, 2011	1,184,793,767	—
Capital stock	43,584,003	—

April 30, 2012	1,228,377,770	—

Each series of the CPECs had a par value of 1 euro, was convertible into one share of capital stock of the Company with mandatory redemption or conversion to capital stock at the option of the Company, 51 years from the date of issuance if not previously redeemed in whole, repurchased or converted. In the event of liquidation, the CPECs must be redeemed or converted to capital stock, at the discretion of the Company. The CPECs have a yield payable of 0% per annum. On May 12, 2009, all outstanding Series A, B and C CPECs were converted to capital stock.

In 2010, shares of capital stock were redeemed for total consideration of $27.8 million (comprised of cash and the extinguishment of a loan due from a shareholder of the Parent Company). The consideration in excess of the book value of the capital stock was recorded as a decrease to retained earnings.

On September 9, 2010, the Company issued 113,978 shares of capital stock for consideration of $0.1 million.

On October 13, 2011, the Company issued 43,584,000 shares of capital stock for consideration of $60.0 million. On November 11, 2011, the Company issued one share of capital stock for consideration of $20.0 million, which was allocated one Euro to the Capital stock of the Company and $20.0 million to contributed surplus. On February 13, 2012, the Company issued two shares of capital stock for consideration of $20.0 million, which was allocated two Euros to the Capital stock of the Company and $20.0 million to contributed surplus.

Stock Based Compensation	12 Months Ended
Apr. 30, 2012
Stock Based Compensation
19.	Stock Based Compensation:

(a)	2011 Management Equity Plan (“2011 Plan”):

On December 30, 2011, 6922767 Holding (Cayman) Inc., the parent of the Company (“the Parent”), adopted an equity compensation plan that permits it to grant time and performance options, performance options and/or restricted share units to certain eligible employees, directors or consultants of the Parent and its affiliates. As of April 30, 2012, a maximum of 137.1 million of the outstanding Ordinary B shares may be granted under the 2011 Plan.

The time and performance options vest in four equal annual installments of 25% beginning one year from the date of grant. All of the unvested time and performance options will vest immediately in the event the Ordinary A shareholders receive distributions equal to their initial investment or on a change of control. The time and performance options cannot be exercised until the occurrence of either, (1) an initial public offering or subsequent public offering of the equity of the Company or (2) the merger, consolidation, sale of interests or sale of assets of the Company (collectively an “Exit Event”) which results in an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders in the Parent.

The term of stock options issued under the 2011 Plan may not exceed the earlier of an Exit Event or ten years from the date of grant. Under the 2011 Plan, the time and performance options and the performance options are granted at an exercise price that is not to be less than 100% of the fair value of an Ordinary B share of 6922767 Holding (Cayman) Inc. on the date of grant.

The performance options vest and are exercisable in up to three equal tranches based on the satisfaction of specified performance conditions. The first third of the options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders. The second third of the options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders. The remaining options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of two and a half times the initial investment by the Ordinary A shareholders.

Restricted Share Units (“RSUs”) vest on the date of grant as they are fully paid up on the grant date. The eligible employee receives Ordinary B shares of the Parent equal to the number of RSUs in exchange for the RSUs on the earlier to occur of (1) the fifth anniversary of the date of grant; and (2) the date of a change of control. The holders of RSUs are entitled to receive cash dividend equivalents based on the cash dividends paid on the Ordinary B shares during the period the RSUs are outstanding.

(a)	2011 Management Equity Plan (“2011 Plan”) (continued):

The following table summarizes the time and performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	36,144,451	0.65
Forfeited	—	—
Exchanged options	5,676,525	0.65

Outstanding, end of period	41,820,976	$0.65	9.6 years

Exercisable, end of period	—

The following table summarizes the performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	74,267,700	0.65
Forfeited	—	—
Exchanged shares	170,000	0.65

Outstanding, end of period	74,437,700	$0.65	9.6 years

Exercisable, end of period	—

For accounting purposes, time and performance stock options are considered to have a market condition (based on the exit value) and a performance condition (based on an Exit Event). The effect of the market condition has been reflected in the grant date fair value of the award.

(a)	2011 Management Equity Plan (“2011 Plan”) (continued):

The fair value of the 2011 stock options was estimated using a Monte-Carlo simulation model. The key factors that will create value in these awards include the year of an Exit Event, the probability that an Exit Event will occur in a particular year, the risk free interest rate and the ultimate exit value of the Company, which is estimated using historical volatility and implied volatility data of ten peer companies’ stock price. The following table indicates ranges of estimates and assumptions used in the calculation:

Year of Exit Event		2012 - 2019
Probability of Exit Event	Base case	50% in years 2014 to 2017
	Accelerated exit	25% in years 2013 to 2016
	Delayed exit	25% in years 2015 and 2018
Risk free rate		0.03% - 2.01%
Expected dividends		nil
Historical volatility		43.59% - 51.88%

The weighted average grant date fair value of the time and performance stock options granted during 2012 was $0.23 per share. No compensation expense has been recognized in relation to the time and performance options during the year ended April 30, 2012 as the performance criteria has not been met and it is not probable that the criteria will be met in the future. If the performance condition related to the Exit Event had occurred on April 30, 2012, we would have recorded $10.4 million of stock compensation expense on that date related to the time and performance options.

The weighted average grant date fair value of the performance options granted during 2012 was $0.21 per option. No compensation expense has been recognized in relation to the performance options during the year ended April 30, 2012 as the performance criteria have not been met and there is not yet enough certainty that the criteria would be met in the future. If the Exit Event had occurred on April 30, 2012 and had realized: (1) an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders the Company would have recorded $5.6 million of stock compensation expense; (2) an Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders the Company would have recorded $10.8 million of stock compensation expense; (3) an exit value equal to or exceeding two and a half times the initial investment by the Ordinary A shareholders, the Company would have recorded $15.2 million of stock compensation expense on that date related to the performance options.

(b)	Share Incentive Plan (“2008 Plan”):

On September 16, 2008 the Company introduced a Share Incentive Plan (“the 2008 Plan”) under which options and Special Share Awards can be granted to eligible employees of the Company.

Under the 2008 Plan, options may be granted to employees to purchase Ordinary B shares of the Parent. Each option provides the right to purchase one Ordinary B share. Each option expires at the earlier of the tenth anniversary of the effective date of such options or the occurrence of a Exit Event as defined in the Plan.

Under the Plan, employees may also be granted the right to subscribe to Special A shares of the Parent Company at a specified subscription price. Each Special A share issued may be redeemed in cash or in kind in connection with a future Exit Event. Special A shares vest when two performance criteria have been met: an Exit Event occurs and the value of the exit equals or exceeds 2 times the original investment on September 16, 2008. Special A shares can only be redeemed six months and one day after vesting. The total number of Special A shares allotted for future issuance under the Plan is 10,000,000.

On December 30, 2011, certain employees exchanged 3,784,350 unvested options and 1,892,175 of the options that vested on September 16, 2011 under the 2008 Plan for the same number of time and performance options under the 2011 Plan. The same employees exchanged 170,000 Special A shares for the same number of performance options under the 2011 Plan.

The exchange of the options changed the exercise price from $1 to $0.6515, which resulted in an incremental cost of $0.4 million. No compensation expense has been recognized in relation to the incremental cost during the year ended April 30, 2012 as the performance criteria related to Exit Event has not been met and it is not probable that the criteria will be met in the future. As of April 30, 2012, $1.2 million remained to be recognized for the unvested 2008 options. The unrecognized compensation expense of $1.2 million will be recognized over the four-year vesting period as the options would have vested under the terms of the original options.

The following table summarizes the stock option activity under the 2008 Plan:

	April 30, 2012			April 30, 2011
	Number of options	Weighted average exercise price	Weighted remaining contractual life	Number of options	Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of year	29,829,585	$1.00		38,956,549	$1.00
Granted	—	—		—	—
Forfeited	(1,780,871)	1.00		(9,126,964)	1.00
Exchanged options	(5,676,525)	1.00		—	—

Outstanding, end of year	22,372,189	$1.00	6.4 years	29,829,585	$1.00	7.4 years

Exercisable, end of year	20,702,623			19,533,926

There were no Special A shares granted during the year ended April 30, 2012 (2011 – nil), 36,000 Special A shares were forfeited (2011 – 172,000) and 170,000 Special A shares were exchanged for 170,000 performance options in the 2011 plan (2011 – nil). At April 30, 2012, there were 318,000 unvested Special A shares outstanding (2011 – 524,000).

(b)	Share Incentive Plan (“2008 Plan”) (continued):

No compensation expense has been recognized in relation to the Special A shares during the year ended April 30, 2012 (2011 – nil, 2010 – nil) as the two performance criteria have not been met and there is not yet enough certainty that the criteria would be met in the future. If the two performance criteria had been met on April 30, 2012, we would have recorded $2.4 million of stock compensation expense on that date related to the Special A shares.

During the year ended April 30, 2012, the Company recorded stock compensation expense of $0.8 million (2011 – $1.7 million, 2010 – $4.0 million) in the statement of operations.

Employee pension plans	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Employee pension plans
10.	Employee pension plans:

The net defined benefit pension plan expense is as follows:

	Three months ended
	July 31, 2012	July 31, 2011
Current service cost	$4,650	$4,686
Interest cost	7,730	9,314
Expected return on plan assets	(10,094)	(8,908)
Amortization of net actuarial and experience losses	253	140
Amortization of past service credits	(92)	—
Employee contributions	(711)	(790)

	$1,736	$4,442

20.	Employee pension plans:

(a)	Defined contribution pension plans:

The following table summarizes contributions to defined contribution plans:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Company contributions	$14,197	$13,859	$11,512

(b)	Defined benefit pension plans:

The Company has funded and unfunded and flat-benefit and final-pay defined benefit pension plans in Canada, the UK, Norway and the Netherlands for approximately 30% of the Company’s active employees. Funded plans require the Company to make cash contributions to ensure there will be sufficient assets to discharge the plans’ benefit obligations as they become due. Unfunded plans do not require contributions to be paid into the plans as the Company pays the benefit obligations directly as they are due. Employer contributions expected to be paid to the defined benefit pension plans during the fiscal year ended April 30, 2013, required by funding regulations and law, are $41.3 million.

The plan assets and accrued benefit obligation are measured at fair value as at April 30, 2012. Actuarial valuations are obtained by the Company at least every three years. The most recent actuarial valuations of the defined benefit pension plans were conducted as at April 30, 2012 and the next actuarial valuations are required as at April 30, 2015.

At April 30, 2012, in accordance with changes to applicable United Kingdom statutes, pensions in deferment will be revalued annually based on the Consumer Prices Index, as opposed to the Retail Prices Index which was previously used. The impact on the projected benefit obligation was a gain that was recorded in accumulated other comprehensive earnings (loss) of $14.8 million and is included in the prior service cost.

In 2010, the Norwegian Parliament enacted a new multi-employer early retirement plan for the private sector in Norway, which was effective January 1, 2011. As a result of this legislation, the Company was partially released from its obligation under the Company’s prior early retirement plan (a single-employer defined benefit plan) and the Company recorded a curtailment gain of $1.2 million. The Company recognizes the contributions made to the new multi-employer plan as net pension expense, which includes both cash and the fair market value of non-cash contributions, and recognizes a liability for any unpaid contributions.

(b)	Defined benefit pension plans (continued):

On September 1, 2009, the UK defined benefit plan was curtailed resulting in an elimination of the right of all members of the plan to earn defined benefits for future services. A curtailment loss of $3.7 million was recognized in net earnings (loss).

For the UK defined benefit pension plan the investment policy requires that the plan assets held be invested as follows:

Category	Maximum percentage

UK equities	22% to 28%
Overseas equities	22% to 28%
Bonds	24% to 45%
Property	4% to 18%
Multi-strategy fund	2% to 18%

The investment policy requires that the assets held in the Norwegian plans are to be diversified as shown below. The total equities, emerging markets bonds, high yield bonds, hedge funds and private equity funds can be a maximum 60% of total assets.

Category	Maximum percentage

Norwegian equities	15%
International equities	35%

Total equities	35%

Structured products	10%
High yield bonds	25%
Emerging markets bonds	0%
Government bonds	70%

Total bonds	100%

Money market	100%
Property funds	15%
Hedge funds	0%
Private equity funds	10%

For the assets held in the plan in the Netherlands, 80% must be invested in fixed rate investments and the remaining 20% invested in shares with a maximum deviation of 5% upwards or downwards. The total of equities, high yield bonds, emerging markets bonds, hedge funds and private equity funds can be a maximum of 60% of total assets.

While the asset mix varies in each plan, overall the asset mix, as a percentage of total market value, of all the defined benefit plans at April 30, 2012 was 21% (2011 – 21%) equities, 58% (2011 – 45%) fixed income and 21% (2011 – 34%) money market.

For all defined benefit pension plans the overall expected long-term rates of return on plan assets have been determined in part by assessing current and expected asset allocations as well as historical and expected returns on various categories of the assets. Such expected rates of return ignore short-term fluctuations. For the UK plan it is expected that the rate of return on the plan assets will be between approximately 5.4% in excess of price inflation for equities, 5.1% in excess of price inflation for property and 1.4% in excess of inflation for bonds. For the plans in Norway and the Netherlands, the expected long-term rate of return is considered in reference to the longest stated bond rates in each country.

	2012	2011

Change in benefit obligations:
Benefit obligations, beginning of year	$726,908	$700,822
Current service costs	17,573	20,028
Plan curtailment and settlement	—	(9,263)
Interest cost	35,344	33,842
Plan amendments	(14,766)	1,675
Actuarial loss (gain)	41,719	(63,469)
Benefits paid	(27,526)	(24,550)
Foreign currency translation	(44,190)	67,823

Benefit obligations, end of year	$735,062	$726,908

Change in plan assets:
Fair value of plan assets, beginning of year	$638,357	$536,541
Actual gain on plan assets	30,205	35,316
Employer contributions	43,372	29,745
Employee contributions	2,911	—
Benefits paid	(25,983)	(20,740)
Plan curtailment and settlement	—	(4,698)
Foreign currency translation	(42,050)	62,193

Fair value of plan assets, end of year	$646,812	$638,357

	2012	2011

Accumulated benefit obligation	$702,696	$669,329

Projected benefit obligation	$735,062	$726,908
Fair value of plan assets	646,812	638,357

Funded status	88,250	88,551
Pension guarantee assets	(4,974)	(5,406)

Net recognized pension liability	$83,276	$83,145

(b)	Defined benefit pension plans (continued):

	2012	2011

Net recognized pension liability:
Non-current asset - pension guarantee assets (note 13)	$4,974	$5,406
Non-current asset (note 13)	19,449	15,326
Non-current liability (note 14)	(107,699)	(103,877)

	2012	2011

Amounts recorded in accumulated other comprehensive (earnings) loss:
Unrecognized net actuarial and experience losses	$62,004	$15,432
Unrecognized prior service costs (credits)	(12,980)	1,762

	$49,024	$17,194

The significant weighted average actuarial assumptions adopted in measuring the defined benefit pension plan obligations and net benefit plan expense as at April 30, 2012 and 2011 are as follows:

	2012	2011

Discount rate	4.40%	5.35%
Rate of compensation increase	2.31%	2.22%
Discount rate for pension expense	4.98%	4.97%
Expected long-term rate of return on plan assets	5.60%	6.11%

The net defined benefit pension plan expense is as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current service cost	$17,573	$20,028	$19,080
Interest cost	35,344	33,842	32,841
Curtailment and settlement loss (gain)	—	(1,757)	3,684
Expected return on plan assets	(34,691)	(30,258)	(30,107)
Amortization of net actuarial and experience losses	507	1,703	58
Amortization of past service costs (credits)	(249)	89	—
Employee contributions	(2,911)	(1,681)	(3,024)

	$15,573	$21,966	$22,532

(b)	Defined benefit pension plans (continued):

The components of other comprehensive loss (earnings) relating to the plans consists of the following:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Other comprehensive loss (earnings):
Net loss (gain)	$46,452	$(71,937)	$55,255
Net prior service cost (credit)	(14,766)	1,675	—
Amortization of net actuarial loss (gain), past service costs and transition amounts	(258)	(1,792)	(58)
Settlements and curtailments	—	(554)	—
Foreign exchange translation	402	576	1,535

	$31,830	$(72,032)	$56,732

As at April 30, 2012, the estimated amount that will be amortized from accumulated other comprehensive loss into net period benefit cost is $2.9 million.

(c)	Pension plan assets and fair value measurement:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$27,339	$—	$—	$27,339
Equity investments	134,207	—	—	134,207
Fixed income	372,082	—	—	372,082
Money market and other	81,470	—	31,714	113,184

	$615,098	$—	$31,714	$646,812

(c)	Pension plan assets and fair value measurement (continued):

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$22,008	$—	$—	$22,008
Equity investments	141,071	—	—	141,071
Fixed income	438,836	—	—	438,836
Money market and other	8,654	—	27,788	36,442

	$610,569	$—	$27,788	$638,357

The methods and assumptions used to estimate the fair value of the pension assets in level 1 are based on publicly available quoted market prices. The level 3 assets are valued using third party appraisals and changes in the level 3 assets are as follows:

	2012	2011

Opening	$27,788	$21,282
Actual return on assets	3,037	2,143
Purchases, sales and settlements, net	3,054	4,419
Foreign currency translation	(2,165)	(56)

	$31,714	$27,788

(d)	Benefit Payments:

As at April 30, 2012, benefits expected to be paid under the defined benefit pension plans in each of the next five fiscal years and in aggregate for the fiscal years thereafter, are as follows:

Pension benefits

2013	$29,472
2014	31,112
2015	32,618
2016	34,471
2017	36,315
Thereafter	201,722

$365,710

Derivative financial instruments and fair value measurements	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Derivative financial instruments and fair value measurements
11.	Derivative financial instruments and fair value measurements:

The Company is exposed to foreign exchange risk primarily from its subsidiaries which incur revenue and operating expenses in currencies other than US dollars with the most significant being Pound Sterling, Norwegian Kroner, Canadian dollars, Australian dollars and Euros. The Company monitors these exposures through its cash forecasting process and regularly enters into foreign exchange forward contracts to manage its exposure to fluctuations in expected future cash flows from foreign operations and anticipated transactions in currencies other than the functional currency.

The Company’s outstanding foreign exchange forward contracts are as follows:

		Notional	Fair value asset (liability)	Maturity dates
July 31, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	249,432	$2,832	August 2012 to January 2015

Purchase contracts to sell US dollars and buy Euros		€86,140	(3,117)	September 2012 to July 2014

The Company enters into long-term revenue agreements, which provide for pricing denominated in currencies other than the functional currency of the parties to the contract. This pricing feature was determined to be an embedded derivative which has been bifurcated for valuation and accounting purposes. The embedded derivative contracts are measured at fair value and included in other assets or other liabilities.

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial assets:
Other assets, current:
Foreign currency forward contracts	$—	$3,939	$—	$3,939
Foreign currency embedded derivatives	—	1,402	—	1,402
Other assets, non-current:
Foreign currency forward contracts	—	644	—	644
Foreign currency embedded derivatives	—	370	—	370

	$—	$6,355	$—	$6,355

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial liabilities:
Other liabilities, current:
Foreign currency forward contracts	$—	$(3,628)	$—	$(3,628)
Foreign currency embedded derivatives	—	(9,168)	—	(9,168)
Other liabilities, non-current:
Foreign currency forward contracts	—	(1,240)	—	(1,240)
Foreign currency embedded derivatives	—	(17,131)	—	(17,131)

	$0	$(31,167)	$0	$(31,167)

Inputs to the valuation methodology for Level 2 measurements include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Company had no transfers between categories in the fair value hierarchy.

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for non-revolving debt obligations, the fair values of which are as follows:

	July 31, 2012
	Fair value	Carrying value
Senior secured notes	$1,116,500	$1,084,423

The fair value of the senior secured notes is determined based on market information provided by third parties which is considered to be a level 2 measurement in the fair value hierarchy.

21.	Derivative financial instruments and fair value measurements:

The Company is exposed to foreign exchange risk primarily from its subsidiaries which incur revenue and operating expenses in currencies other than their functional currency with the most significant being Pound Sterling, Norwegian Kroner, Canadian dollars, Australian dollars and Euros. The Company monitors these exposures through its cash forecasting process and regularly enters into foreign exchange forward contracts to manage its exposure to fluctuations in expected future cash flows from foreign operations and anticipated transactions in currencies other than the functional currency.

The Company entered into forward exchange contracts that qualified for hedge accounting treatment to manage its exposure to anticipated payroll transaction costs incurred in Canadian dollars and aircraft purchase commitments incurred in Euros. On February 1, 2010, the Company de-designated its hedging relationship for its payroll foreign exchange forward contracts and discontinued hedge accounting. The accumulation of previously recognized fair value gains and losses in accumulated other comprehensive earnings (loss) is reclassified to net earnings (loss) within direct costs as the forecasted transactions occur.

The Company’s outstanding foreign exchange forward contracts are as follows:

	Notional		Fair value	Maturity dates

April 30, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	250,502	$6,743	May 2012 to October 2014
Purchase contracts to sell US dollars and buy Euros		€16,872	(1,551)	September 2012

	Notional		Fair value	Maturity dates

April 30, 2011:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	216,207	$17,682	May 2011 to December 2013
Purchase contracts to sell US dollars and buy Euros		€78,362	826	June 2011 to April 2012

A loss in the amount of $12.8 million was recognized as an other financing charge related to non-hedging derivative forward exchange contracts in the statement of operations for the year ended April 30, 2012 (2011 – a gain of $24.5 million; 2010 – a gain of $12.4 million).

The Company enters into long-term revenue agreements, which provide for pricing denominated in currencies other than the functional currency of the parties to the contract. This pricing feature was determined to be an embedded derivative which has been bifurcated for valuation and accounting purposes. The embedded derivative contracts are measured at fair value and included in other assets or other liabilities.

A gain of $7.4 million due to the change in the fair value of embedded derivatives was recognized in the statement of operations as a part of other financing charges for the year ended April 30, 2012 (2011 – loss of $18.9 million, 2010 – loss of $25.3 million).

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$6,036	$—	$6,036
Foreign currency embedded derivatives	—	488	—	488

Other assets, non-current:
Foreign currency forward contracts	—	1,630	—	1,630
Foreign currency embedded derivatives	—	65	—	65

	$—	$8,219	$—	$8,219

Financial liabilities
Other liabilities, current:
Foreign currency forward contracts	$—	$(1,747)	$—	$(1,747)
Foreign currency embedded derivatives	—	(9,342)	—	(9,342)
Other liabilities, non-current:
Foreign currency forward contracts	—	(728)	—	(728)
Foreign currency embedded derivatives	—	(16,656)	—	(16,656)

	$—	$(28,473)	$—	$(28,473)

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$9,213	$—	$9,213
Foreign currency embedded derivatives	—	176	—	176
Other assets, non-current:
Foreign currency forward contracts	—	8,762	—	8,762
Foreign currency embedded derivatives	—	3	—	3

	$—	$18,154	$—	$18,154

Financial liabilities
Other liabilities, current:
Foreign currency embedded derivatives	$—	$(10,755)	$—	$(10,755)
Other liabilities, non-current:
Foreign currency embedded derivatives	—	(24,807)	—	(24,807)

	$—	$(35,562)	$—	$(35,562)

Inputs to the valuation methodology for Level 2 measurements include quoted prices for similar assets and liabilities in active markets, and inputs are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Company has no transfers between categories in the fair value hierarchy.

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for the senior secured notes, the fair value of which is as follows:

	April 30, 2012		April 30, 2011
	Fair value	Carrying value	Fair value	Carrying value

Senior secured notes	$1,091,750	$1,084,109	$1,071,125	$1,082,936

The fair value of the senior secured notes is determined based on quoted market prices which is considered to be a level 2 measurement in the fair value hierarchy.

Supplemental cash flow information	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Supplemental cash flow information
12.	Supplemental cash flow information:

	Three months ended
	July 31, 2012	July 31, 2011
Cash interest paid	$2,822	$2,715
Cash taxes paid	6,576	5,668
Assets acquired through non-cash capital leases	—	48,529

Change in cash resulting from changes in operating assets and liabilities:

	Three months ended
	July 31, 2012	July 31, 2011
Receivables, net of allowance	$(37,615)	$(46,855)
Income taxes	(4,643)	3,782
Inventory	(3,524)	2,702
Prepaid expenses	(2,609)	(8,162)
Payables and accruals	(10,620)	(11,934)
Deferred revenue	5,375	(2,314)
Other assets and liabilities	(944)	(4,102)

	$(54,580)	$(66,883)

22.	Supplemental cash flow information:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Cash interest paid	$110,163	$132,453	$63,413
Cash taxes paid	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock	—	—	7,808
Assets acquired through non-cash capital leases	48,529	126,415	—
Assets under construction related to aircraft purchase contracts novated to lessors	—	—	45,306

Change in cash resulting from changes in operating assets and liabilities:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Receivables	$(38,397)	$(37,614)	$(14,971)
Income taxes	5,170	(8,693)	25,341
Inventory	5,007	(8,021)	2,866
Prepaid expenses	(4,335)	6,894	(14,088)
Payable and accruals	12,407	26,071	1,208
Deferred revenue	4,645	14,057	(1,519)
Other assets and liabilities	(7,123)	(5,388)	(1,530)

	$(22,626)	$(12,694)	$(2,693)

Guarantees	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Guarantees
13.	Guarantees:

The Company has provided limited guarantees to third parties under some of its operating leases relating to a portion of the residual aircraft values at the termination of the leases, which have terms expiring between fiscal 2013 and 2022. The Company’s exposure under the asset value guarantees including guarantees in the form of funded residual value guarantees, rebateable advance rentals and deferred payments is approximately $232.4 million as at July 31, 2012 (April 30, 2012 - $223.0 million).

23.	Guarantees:

The Company has provided limited guarantees to third parties under some of its operating leases relating to a portion of the residual aircraft values at the termination of the leases, which have terms expiring between fiscal 2013 and 2022. The Company’s exposure under the asset value guarantees including guarantees in the form of funded residual value guarantees, rebateable advance rentals and deferred payments is approximately $223.0 million as at April 30, 2012 (2011 – $198.4 million).

Related party transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Related party transactions
14.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the three months ended July 31, 2012 the Company engaged in leasing transactions with VIEs related to the Company’s ultimate parent (note 2).

(b)	Balances with Ultimate Parent:

At July 31, 2012, $2.0 million in payables and accruals is due to and $1.0 million in receivables is due from the Company’s ultimate parent.

24.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the years ended April 30, 2012 and 2011, the Company engaged in leasing transactions with VIEs related to the Ultimate Parent Company (note 4).

(b)	Balances with Ultimate Parent:

At April 30, 2012, $2.0 million in payables and accruals is due to and $0.9 million in receivables is due from the Ultimate Parent.

Commitments	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Commitments
15.	Commitments:

The Company has aircraft operating leases with 18 lessors in respect of 167 aircraft included in the Company’s fleet at July 31, 2012 (April 30, 2012 – 18 lessors in respect of 164 aircraft). As at July 31, 2012, these leases had expiry dates ranging from fiscal 2013 to 2023. The Company has the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but has no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at the Company’s expense. The Company either performs this work internally through its own repair and overhaul facilities or has the work performed by an external repair and overhaul service provider.

At July 31, 2012, the Company had commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under operating leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases
2013	$207,661	$8,471	$216,132
2014	186,978	7,130	194,108
2015	171,409	6,165	177,574
2016	151,911	4,676	156,587
2017	126,841	4,080	130,921
and thereafter	339,481	60,366	399,847

	$1,184,281	$90,888	$1,275,169

As at July 31, 2012, the Company has committed to purchase 38 new aircraft. The total required additional expenditures related to these purchase commitments is approximately $794.0 million. These aircraft are expected to be delivered in fiscal 2013 to 2017 and will be deployed in the Company’s Helicopter Services segment. The Company intends to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the Company’s helicopter lease agreements impose operating and financial limitations on the Company. Such agreements limit the extent to which the Company may, among other things, incur indebtedness and fixed charges relative to its level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to the Company’s financial position. The aircraft would then be sold and the surplus, if any, returned to the Company. Alternatively the Company could exercise its option to purchase the aircraft. As at July 31, 2012 the Company was in compliance with all financial covenants.

During the three months ended July 31, 2012, a lessor that had been engaged in discussions with the Company approved a financial covenant reset to October 31, 2013. As part of previous negotiations in 2011 with this lessor, the Company also made a commitment to further reduce its total operating lease portfolio by $53.9 million.

25.	Commitments:

The Company entered into aircraft operating leases with 18 lessors in respect of 164 aircraft included in the Company’s fleet at April 30, 2012 (2011 – 18 lessors in respect of 166 aircraft). As at April 30, 2012, these leases had expiry dates ranging from fiscal 2013 to 2022. The Company has the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but has no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at the Company’s expense. The Company either performs this work internally through its own repair and overhaul facilities or has the work performed by an external repair and overhaul service provider.

At April 30, 2012, the Company had commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352

During the year ended April 30, 2012, the Company incurred aircraft operating lease and related costs of $176.7 million (2011 – $164.8 million; 2010 – $145.1 million) and other operating lease costs of $9.3 million (2011 – $9.0 million, 2010 – $8.1 million).

As at April 30, 2012, the Company has committed to purchase 23 aircraft (2011 – 17 aircraft). The total required additional expenditures related to these purchase commitments is approximately $558.0 million. These aircraft are expected to be delivered in fiscal 2013 ($118.6 million), 2014 ($160.0 million), 2015 to 2017 ($279.4 million) and will be deployed in the Company’s Helicopter Services segment. The Company intends to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the Company’s helicopter lease agreements impose operating and financial limitations on the Company. Such agreements limit the extent to which the Company may, among other things, incur indebtedness and fixed charges relative to its level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to the Company’s financial position. The aircraft would then be sold and the surplus, if any, returned to the Company. Alternatively the Company could exercise its option to purchase the aircraft. As at April 30, 2012 the Company was in compliance with all financial covenants.

Subsequent to April 30, 2012, a lessor that had been engaged in discussions with the Company approved a financial covenant reset to October 31, 2013. As part of previous negotiations in 2011 with this lessor, the Company also made a commitment to further reduce its total operating lease portfolio by $64.4 million.

Contingencies	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Contingencies
16.	Contingencies:

The Company and its subsidiaries are, from time to time, named as defendants in lawsuits arising in the ordinary course of our business. The Company maintains adequate insurance coverage to respond to most claims. The Company cannot predict the outcome of any such lawsuits with certainty, but management does not expect the outcome of pending or threatened legal matters to have a material adverse impact on our financial condition.

In addition, from time to time, the Company and its subsidiaries are subject to investigation by various government agencies in the jurisdictions in which we operate. In 2006, we voluntarily disclosed to OFAC that our subsidiary formerly operating as Schreiner Airways may have violated applicable U.S. laws and regulations by re-exporting to Iran, Sudan, and Libya certain helicopters, related parts, map data, operation and maintenance manuals, and aircraft parts for third-party customers. OFAC’s investigation is ongoing and the Company continues to fully cooperate. Should the U.S. government determine that these activities violated applicable laws and regulations, we or our subsidiaries could be subject to civil or criminal penalties, including fines and/or suspension of the privilege to engage in trading activities involving goods, software and technology subject to the U.S. jurisdiction. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Brazilian customs authorities seized one of the Company’s helicopters (valued at approximately $10.0 million) as a result of allegations that the Company violated Brazilian customs law by failing to ensure its customs agent and the customs agent’s third party shipping company followed approved routing of the helicopter during transport. The Company secured release of the helicopter and is disputing through administrative court action any claim for penalties associated with the seizure and the alleged violation. The Company has preserved its rights by filing a civil action against its customs agent for any losses that may result. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Our Brazilian subsidiary is disputing a claim from the Brazilian tax authorities regarding eligibility for certain tax benefits that our subsidiary claimed in the past in connection with the importation of aircraft parts. The tax authorities are seeking to assess up to $20 million in additional taxes plus interest and penalties. We believe that based on our interpretation of tax legislation and well established aviation industry practice we are in compliance with all applicable tax legislation. On December 19, 2011, a First Level Administrative Panel decision reduced the assessment to $0.3 million. We are appealing the remaining assessment. We will continue to defend this claim vigorously. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Our Brazilian subsidiary is also disputing claims from the Brazilian tax authorities that it was not entitled to certain credits in 2004 and 2007. The tax authorities are seeking up to $3.8 million in additional taxes plus interest and penalties. We believe that based on our interpretation of tax legislation and well established aviation industry practice we are in compliance with all applicable tax legislation and plan to defend this claim vigorously. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

The Company received an inquiry from the Nigerian government regarding the tax treatment of certain of its former joint venture partner’s operations in Nigeria. The Company is cooperating with the government of Nigeria. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

In the United Kingdom, the Ministry for Transport is investigating potential wrongdoing involving two ex-employees in conjunction with the SAR-H bid award processes. This arose from the Company self-reporting potential improprieties by these individuals upon their discovery in 2010. The SAR-H bid process was subsequently cancelled. The Company will continue to cooperate in all aspects of the investigation. At July 31, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

26.	Contingencies:

The Company and its subsidiaries are, from time to time, named as defendants in lawsuits arising in the ordinary course of our business. The Company maintains adequate insurance coverage to respond to most claims. The Company cannot predict the outcome of any such lawsuits with certainty, but management does not expect the outcome of pending or threatened legal matters to have a material adverse impact on our financial condition.

In addition, from time to time, the Company and its subsidiaries are subject to investigation by various government agencies in the jurisdictions in which we operate. In 2006, we voluntarily disclosed to OFAC that our subsidiary formerly operating as Schreiner Airways may have violated applicable U.S. laws and regulations by re-exporting to Iran, Sudan, and Libya certain helicopters, related parts, map data, operation and maintenance manuals, and aircraft parts for third-party customers. OFAC’s investigation is ongoing and the Company continues to fully cooperate. Should the U.S. government determine that these activities violated applicable laws and regulations, we or our subsidiaries could be subject to civil or criminal penalties, including fines and/or suspension of the privilege to engage in trading activities involving goods, software and technology subject to the U.S. jurisdiction. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Brazilian customs authorities seized one of the Company’s helicopters (valued at approximately $10.0 million) as a result of allegations that the Company violated Brazilian customs law by failing to ensure its customs agent and the customs agent’s third party shipping company followed approved routing of the helicopter during transport. The Company secured release of the helicopter and is disputing through administrative court action any claim for penalties associated with the seizure and the alleged violation. The Company has preserved its rights by filing a civil action against its customs agent for any losses that may result. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Our Brazilian subsidiary is disputing a claim from the Brazilian tax authorities regarding eligibility for certain tax benefits that our subsidiary claimed in the past in connection with the importation of aircraft parts. The tax authorities are seeking to assess up to $20 million in additional taxes plus interest and penalties. We believe that based on our interpretation of tax legislation and well established aviation industry practice we are in compliance with all applicable tax legislation. On December 19, 2011, a First Level Administrative Panel decision reduced the assessment to $0.3 million. We are appealing the remaining assessment. We will continue to defend this claim vigorously. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Our Brazilian subsidiary is also disputing claims from the Brazilian tax authorities that it was not entitled to certain credits in 2004 and 2007. The tax authorities are seeking up to $3.8 million in additional taxes plus interest and penalties. We believe that based on our interpretation of tax legislation and well established aviation industry practice we are in compliance with all applicable tax legislation and plan to defend this claim vigorously. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

The Company received an inquiry from the Nigerian government regarding the tax treatment of certain of its former joint venture partner’s operations in Nigeria. The Company is cooperating with the government of Nigeria. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

In the United Kingdom, the Ministry for Transport is investigating potential wrongdoing involving two ex-employees in conjunction with the SAR-H bid award processes. This arose from the Company self-reporting potential improprieties by these individuals upon their discovery in 2010. The SAR-H bid process was subsequently cancelled. The Company will continue to cooperate in all aspects of the investigation. At April 30, 2012, it is not possible to determine the outcome of this matter, or the significance, if any, to our business, financial condition and result of operations.

Segment information	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Segment information
17.	Segment information:

The Company operates under the following segments:

•	Helicopter services;

•	Maintenance, repair and overhaul (“MRO”);

•	Corporate and other.

The Company has provided information on segment revenues and segment EBITDAR (adjusted) because these are the financial measures used by the Company’s chief operating decision maker in making operating decisions and assessing performance. Transactions between operating segments are at standard industry rates.

The Helicopter Services segment includes flying operations around the world serving offshore oil and gas, EMS/SAR and other industries. While management does not include aircraft lease and associated costs in an internal measure of profitability for the Helicopter Services segment, these costs are presented in the Helicopter Services column as they are most directly attributable to Helicopter Services operations and revenues.

The MRO segment includes facilities in Norway, Canada, Australia, Poland, and the US that provide helicopter repair and overhaul services for the Company’s fleet and for a growing external customer base in Europe, Asia and North America.

Corporate and other includes corporate office costs in various jurisdictions and is not considered a reportable segment.

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

Three months ended July 31, 2012	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$389,904	$24,546	$1,619	$—	$416,069
Add: Inter-segment revenues	849	68,461	—	(69,310)	—

Total revenue	390,753	93,007	1,619	(69,310)	416,069
Direct costs (i)	(289,142)	(79,343)	1,518	69,310	(297,657)
Earnings from equity accounted investees	1,012	—	—	—	1,012
General and administration costs	—	—	(18,525)	—	(18,525)

Segment EBITDAR (adjusted) (ii)	102,623	13,664	(15,388)	—	100,899

Aircraft lease and associated costs	(48,430)	—	—	—	(48,430)
Amortization					(28,310)
Restructuring costs					(1,930)
Impairment of receivables and funded residual value guarantees					(715)
Recovery of intangible assets (iii)					521
Impairment of assets held for sale					(5,647)
Impairment of assets held for use					(660)
Loss on disposal of assets					(1,591)
Interest on long-term debt					(29,883)
Foreign exchange loss					(7,401)
Other financing charges					(8,154)
Income tax expense					(1,281)

Loss from continuing operations					(32,582)
Earnings from discontinued operations, net of tax					345

Net loss					$(32,237)

Segment assets	$848,673	$339,825	$1,451,135	$—	$2,639,633
Segment assets - held for sale	526	—	60,809	—	61,335

Total assets	$849,199	$339,825	$1,511,944	$—	$2,700,968

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Recovery of intangible assets relates to the Corporate and other segment.

Three months ended July 31, 2011	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$373,294	$34,888	$1,467	$—	$409,649
Add: Inter-segment revenues	1,264	67,485	30	(68,779)	—

Total revenue	374,558	102,373	1,497	(68,779)	409,649

Direct costs (i)	(279,466)	(81,359)	(4,099)	68,779	(296,145)
Earnings from equity accounted investees	596	—	—	—	596
General and administration costs	—	—	(14,031)	—	(14,031)

Segment EBITDAR (adjusted) (ii)	95,688	21,014	(16,633)	—	100,069

Aircraft lease and associated costs	(40,496)	—	—	—	(40,496)
Amortization					(27,103)
Restructuring costs					(4,804)
Impairment of receivables and funded residual value guarantees					(16)
Impairment of intangible assets (iii)					(108)
Impairment of assets held for sale					(7,381)
Gain on disposal of assets					4,057
Interest on long-term debt					(30,670)
Foreign exchange gain					193
Other financing income					256
Income tax recovery					3,847

Loss from continuing operations					(2,156)
Loss from discontinued operations, net of tax					(786)

Net loss					$(2,942)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Impairment of intangible assets relates to the Corporate and other segment.

27.	Segment information:

The Company operates under the following segments:

•	Helicopter Services;

•	Maintenance, repair and overhaul (“MRO”); and

•	Corporate and other.

The Company has provided information on segment revenues and segment EBITDAR (adjusted) because these are the financial measures used by the Company’s Chief operating decision maker in making operating decisions and assessing performance. Transactions between operating segments are at standard industry rates.

The Helicopter Services segment includes flying operations around the world serving offshore oil and gas, EMS/SAR and other industries.

The MRO segment includes facilities in Norway, Canada, Australia, and the US that provide helicopter repair and overhaul services for the Company’s fleet and for a growing external customer base in Europe, Asia and North America.

During 2011, the Company changed its internal structure resulting in the former European Operations and Global Operations segments being combined to form the Helicopter Services segment. In addition, the former Fleet segment was eliminated as the activities of this segment are now being managed as a cost centre as opposed to as a revenue generating division of the Company. While management does not include aircraft lease and associated costs in an internal measure of profitability for the Helicopter Services segment, these costs are now presented in the Helicopter Services column as they are most directly attributable to Helicopter Services operations and revenues.

Corporate and other includes corporate office costs in various jurisdictions and is not considered a reportable segment.

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

	For the year ended April 30, 2012
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,520,223	$166,479	$5,837	$—	$1,692,539
Add: Inter-segment revenues	7,550	275,920	18	(283,488)	—

Total revenue	1,527,773	442,399	5,855	(283,488)	1,692,539
Direct costs (i)	(1,117,216)	(353,485)	(18,002)	283,488	(1,205,215)
Earnings from equity accounted investees	2,844	—	—	—	2,844
General and administrative	—	—	(69,590)	—	(69,590)

Segment EBITDAR (adjusted) (ii)	413,401	88,914	(81,737)	—	420,578

Aircraft lease and associated costs	(176,685)	—	—	—	(176,685)
Amortization					(112,967)
Restructuring costs					(22,511)
Recovery of receivables and funded residual value guarantees					272
Impairment of intangible assets					(4,218)
Impairment of assets held for sale					(13,469)
Gain on disposal of assets					8,169
Interest on long-term debt					(116,578)
Foreign exchange gain					1,795
Other financing charges					(15,062)
Income tax expense					(48,217)

Loss from continuing operations					(78,893)
Loss from discontinued operations, net of tax					(16,107)

Loss for the year					$(95,000)

Segment assets	$858,930	$392,150	$1,385,089	$—	$2,636,169
Segment assets - held-for-sale (note 7)	521	—	79,292	—	79,813

Total assets	$859,451	$392,150	$1,464,381	$—	$2,715,982

Segment capital asset expenditures	$11,762	$114,971	$249,891	$—	$376,624
Segment goodwill	433,811	—	—	—	433,811

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

	For the year ended April 30, 2011
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,311,983	$129,222	$4,255	$—	$1,445,460
Add: Inter-segment revenues	7,508	238,397	617	(246,522)	—

Total revenue	1,319,491	367,619	4,872	(246,522)	1,445,460
Direct costs (i), (iii)	(951,268)	(324,057)	(18,049)	246,522	(1,046,852)
Earnings from equity accounted investees	2,159	—	—	—	2,159
General and administrative	—	—	(65,391)	—	(65,391)

Segment EBITDAR (adjusted) (ii)	370,382	43,562	(78,568)	—	335,376

Aircraft lease and associated costs	(164,828)	—	—	—	(164,828)
Amortization					(99,625)
Restructuring costs					(4,751)
Impairment of receivables and funded residual value guarantees					(1,919)
Impairment of intangible assets					(20,608)
Impairment of assets held for sale					(5,239)
Gain on disposal of assets					7,193
Interest on long-term debt					(91,462)
Foreign exchange gain					17,916
Other financing charges					(67,036)
Income tax recovery					32,916

Loss from continuing operations					(62,067)
Loss from discontinued operations, net of tax					(3,202)

Loss for the year					$(65,269)

Segment assets	$1,060,591	$404,940	$1,272,825	$—	$2,738,356
Segment assets - held-for-sale (note 7)	2,749	15,268	31,782	—	49,799

Total assets	$1,063,340	$420,208	$1,304,607	$—	$2,788,155

Segment capital asset expenditures	$12,105	$100,287	$116,412	$—	$228,804
Segment goodwill	448,121	—	—	—	448,121

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
(iii)	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.

	For the year ended April 30, 2010
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,186,898	$112,470	$14,198	$—	$1,313,566
Add: Inter-segment revenues	8,462	263,085	1	(271,548)	—

Total revenue	1,195,360	375,555	14,199	(271,548)	1,313,566
Direct costs (i)	(834,351)	(312,431)	(9,576)	271,548	(884,810)
Earnings from equity accounted investees	1,436	—	—	—	1,436
General and administrative	—	—	(61,157)	—	(61,157)

Segment EBITDAR (adjusted) (ii)	362,445	63,124	(56,534)	—	369,035

Aircraft lease and associated costs	(145,072)	—	—	—	(145,072)
Amortization					(77,738)
Restructuring costs					(4,855)
Impairment of receivables and funded residual value guarantees					(13,266)
Impairment of intangible assets					(53,903)
Impairment of assets held for sale					(26,585)
Impairment of property and equipment					(36,240)
Loss on disposal of assets					(2,686)
Interest on long-term debt					(69,520)
Foreign exchange gain					16,520
Other financing charges					(21,459)
Income tax expense					(9,297)

Loss from continuing operations					(75,066)
Loss from discontinued operations, net of tax					(1,436)

Loss for the year					$(76,502)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

Geographic information:

	Revenue For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Canada	$13,914	$12,671	$16,386
United Kingdom	262,592	243,921	251,627
Norway	531,452	452,578	405,258
Africa	60,503	56,361	54,776
Australia	213,970	137,639	126,992
Denmark	29,538	29,108	29,535
The Netherlands	94,663	95,835	119,234
Brazil	210,347	163,928	105,856
Asia	93,782	107,305	93,671
Other European countries	139,955	112,188	49,539
Other countries	41,823	33,926	60,692

Consolidated total	$1,692,539	$1,445,460	$1,313,566

Revenues are attributed to countries based on the location of the customer for MRO services and the location of service for helicopter flying services.

The Company provides services across different geographic areas to many customers. In the year ended April 30, 2012, revenue from two customers (2011 – one customer) was greater than 10% of the Company’s revenue, contributing $450.5 million (2011 – $249.9 million, 2010 – $152.6 million) in Helicopter Services. As at April 30, 2012, these two customers had outstanding accounts receivable balances of $24.4 million.

	Property and equipment		Goodwill
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011

Canada	$62,425	$91,779	$10,857	$11,149
United Kingdom	60,323	75,879	87,800	93,087
Norway	525,470	532,338	39,716	43,526
Africa	55,247	95,138	9,794	10,470
Australia	111,920	97,954	19,523	20,425
Denmark	685	744	1,076	1,199
The Netherlands	9,450	19,466	36,179	40,446
Asia	43,084	46,035	16,100	16,100
Other European countries	58,852	58,686	7,045	7,873
Other countries	99,404	115,480	205,721	203,846

Consolidated total	$1,026,860	$1,133,499	$433,811	$448,121

Property and equipment is attributed to countries based on the physical location of the asset at the fiscal year end.

Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Subsequent Events

18.	Subsequent Events

On October 5, 2012, the Company issued an additional $200.0 million of senior secured notes (the “notes”). The notes were issued under the same indenture that governs the $1.1 billion of senior secured notes which were previously issued in October 2010. The notes have an aggregate principal value of $200.0 million were issued at 101.0% of par value, bear interest at a rate of 9.25% with semi-annual interest payments on April 15 and October 15 and mature on October 15, 2020. The net proceeds from the issuance have been used to repay the Company’s borrowings under its revolving credit facility.

28.	Subsequent events:

On June 12, 2012, the Company committed to acquire 10 AW139 helicopters from AgustaWestland to be delivered between October 2012 and September 2014. In addition, the Company has options to acquire 16 additional AW139 helicopters.

On June 13, 2012, the Company exercised the option to acquire two additional EC225’s from Eurocopter in addition to the twenty helicopters the Company committed to acquire in fiscal 2012.

Supplemental condensed consolidated financial information	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Supplemental condensed consolidated financial information
19.	Supplemental condensed consolidated financial information:

The Company and certain of its direct and indirect wholly-owned subsidiaries (the “Guarantor Subsidiaries”) guaranteed, subject to customary automatic subsidiary releases, on a joint and several basis, certain outstanding indebtedness of CHC Helicopter SA. The following consolidating schedules present financial information as of July 31, 2012 and for the three months ended July 31, 2012 and 2011, based on the guarantor structure that was in place at the date of issuance of the financial statements.

Balance Sheets as at July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075
Receivables, net of allowance for doubtful accounts	4	113	126,553	173,894	(637)	299,927
Current intercompany receivables	6,073	510,373	522,657	314,222	(1,353,325)	—
Income taxes receivable	—	—	4,203	18,397	—	22,600
Deferred income tax assets	—	—	5,359	3,363	—	8,722
Inventories	—	—	79,043	7,717	—	86,760
Prepaid expenses	—	—	13,759	9,584	—	23,343
Other assets	—	79,004	106,148	27,805	(177,607)	35,350

	5,334	618,606	951,347	519,175	(1,560,685)	533,777
Property and equipment, net	—	—	897,775	79,464	(381)	976,858
Investments	595,150	241,149	277,946	16,226	(1,106,256)	24,215
Intangible assets	—	—	215,588	1,827	—	217,415
Goodwill	—	—	328,450	96,221	—	424,671
Restricted cash	—	—	6,090	13,667	—	19,757
Other assets	—	30,063	357,524	37,243	(30,024)	394,806
Long-term intercompany receivables	—	839,848	28,100	481,686	(1,349,634)	—
Deferred income tax assets	—	—	25,523	22,611	—	48,134
Assets held for sale	—	—	61,335	—	—	61,335

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$5	$31,885	$242,690	$100,777	$(31,887)	$343,470
Deferred revenue	—	—	16,102	8,200	—	24,302
Income taxes payable	4,444	3,023	23,980	12,206	(3,023)	40,630
Current intercompany payables	1,350	31,753	338,291	503,184	(874,578)	—
Deferred income tax liabilities	—	—	11,809	(302)	—	11,507
Current facility secured by accounts receivable	—	—	—	52,763	—	52,763
Other liabilities	—	23,592	39,442	80,193	(122,196)	21,031
Current portion of long-term debt	—	—	15,104	—	—	15,104

	5,799	90,253	687,418	757,021	(1,031,684)	508,807
Long-term debt	—	1,288,423	1,342,081	—	(1,288,423)	1,342,081
Long-term intercompany payables	—	—	442,465	67,281	(509,746)	—
Deferred revenue	—	—	21,039	25,759	—	46,798
Other liabilities	16	—	110,889	76,265	—	187,170
Deferred income tax liabilities	—	—	10,045	7,099	—	17,144

Total liabilities	5,815	1,378,676	2,613,937	933,425	(2,829,853)	2,102,000
Redeemable non-controlling interests	—	—	—	4,299	—	4,299
Shareholders’ equity	594,669	350,990	535,741	330,396	(1,217,127)	594,669

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long-term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Statements of Operations for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$261,400	$277,277	$(122,608)	$416,069

Operating expenses:
Direct costs	—	(31)	(194,889)	(273,806)	122,639	(346,087)
Earnings (loss) from equity accounted investees	(33,191)	(58,157)	(61,957)	681	153,636	1,012
General and administration costs	(2)	(1,698)	(16,790)	(1,777)	1,742	(18,525)
Amortization	—	—	(25,527)	(2,783)	—	(28,310)
Restructuring costs	—	—	(1,033)	(897)	—	(1,930)
Impairment of receivables and funded residual value guarantees	—	—	(715)	—	—	(715)
Recovery of intangible assets	—	—	521	—	—	521
Impairment of assets held for sale	—	—	(5,647)	—	—	(5,647)
Impairment of assets held for use	—	—	(660)	—	—	(660)
Gain (loss) on disposal of assets	—	—	(1,624)	33	—	(1,591)

	(33,193)	(59,886)	(308,321)	(278,549)	278,017	(401,932)

Operating income (loss)	(33,193)	(59,886)	(46,921)	(1,272)	155,409	14,137
Financing income (charges)	91	28,756	20,877	(66,406)	(28,756)	(45,438)

Loss from continuing operations before income tax	(33,102)	(31,130)	(26,044)	(67,678)	126,653	(31,301)

Income tax recovery (expense)	(3)	(760)	(7,493)	6,215	760	(1,281)

Loss from continuing operations	(33,105)	(31,890)	(33,537)	(61,463)	127,413	(32,582)

Earnings from discontinued operations, net of tax	—	—	345	—	—	345

Net loss	(33,105)	(31,890)	(33,192)	(61,463)	127,413	(32,237)

Net earnings (loss) attributable to:
Controlling interest	(33,105)	(31,890)	(33,192)	(62,331)	127,413	(33,105)
Non-controlling interests	—	—	—	868	—	868

Net loss	$(33,105)	$(31,890)	$(33,192)	$(61,463)	$127,413	$(32,237)

Comprehensive loss	$(66,234)	$(63,006)	$(66,320)	$(78,983)	$210,933	$(63,610)

Statements of Operations for the three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$260,003	$288,589	$(138,943)	$409,649

Operating expenses:
Direct costs	—	(40)	(209,060)	(267,592)	140,051	(336,641)
Earnings (loss) from equity accounted investees	(8,257)	16,689	13,461	209	(21,506)	596
General and administration costs	(72)	(2,709)	(2,182)	(10,537)	1,469	(14,031)
Amortization	—	—	(23,860)	(3,243)	—	(27,103)
Restructuring costs	—	—	(4,782)	(22)	—	(4,804)
Impairment of receivables and funded residual value guarantees	—	—	(16)	—	—	(16)
Impairment of intangible assets	—	—	(108)	—	—	(108)
Impairment of assets held for sale	—	—	(6,637)	(744)	—	(7,381)
Gain on disposal of assets	—	—	4,057	—	—	4,057

	(8,329)	13,940	(229,127)	(281,929)	120,014	(385,431)

Operating income (loss)	(8,329)	13,940	30,876	6,660	(18,929)	24,218
Financing income (charges)	(44)	(19,777)	(44,221)	14,044	19,777	(30,221)

Income (loss) from continuing operations before income tax	(8,373)	(5,837)	(13,345)	20,704	848	(6,003)
Income tax recovery (expense)	—	(1,037)	5,874	(2,026)	1,036	3,847

Income (loss) from continuing operations	(8,373)	(6,874)	(7,471)	18,678	1,884	(2,156)

Loss from discontinued operations, net of tax	—	—	(786)	—	—	(786)

Net earnings (loss)	(8,373)	(6,874)	(8,257)	18,678	1,884	(2,942)

Net earnings (loss) attributable to:
Controlling interest	(8,373)	(6,874)	(8,257)	13,247	1,884	(8,373)
Non-controlling interests	—	—	—	5,431	—	5,431

Net earnings (loss)	$(8,373)	$(6,874)	$(8,257)	$18,678	$1,884	$(2,942)

Comprehensive income (loss)	$(19,419)	$(17,255)	$(19,303)	$8,661	$31,873	$(15,443)

Cash Flows for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(939)	$(43,113)	$11,237	$(56,215)	$43,113	$(45,917)
Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	8,243	—	8,243
Long term debt proceeds	—	225,000	225,153	—	(225,000)	225,153
Long term debt repayments	—	(146,000)	(151,953)	—	146,000	(151,953)

Cash provided by financing activities	—	79,000	73,200	8,243	(79,000)	81,443

Investing activities:
Property and equipment additions	—	—	(41,294)	(5,373)	—	(46,667)
Proceeds from disposal of property and equipment	—	—	47,193	32	—	47,225
Aircraft deposits net of lease inception refunds	—	—	(30,081)	—	—	(30,081)
Restricted cash	—	—	—	5,346	—	5,346
Distributions from equity investments	—	—	—	—	—	—

Cash provided by (used in) investing activities	—	—	(24,182)	5	—	(24,177)

Cash provided by (used in) continuing operations	(939)	35,887	60,255	(47,967)	(35,887)	11,349

Cash flows provided by (used in) discontinued operations:
Cash flows provided by operating activities	—	—	345	—	—	345
Cash flows used in financing activities	—	—	(345)	—	—	(345)

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(7,662)	(2,159)	—	(9,821)

Change in cash and cash equivalents during the period	(939)	35,887	52,593	(50,126)	(35,887)	1,528

Cash and cash equivalents, beginning of the period	196	(6,771)	41,032	14,319	6,771	55,547

Cash and cash equivalents, end of the period	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075

Statements of Cash Flows for three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(228)	$(104,939)	$3,506	$(67,257)	$104,939	$(63,979)
Financing activities:

Sold interest in accounts receivable, net of collections	—	—	—	39,552	—	39,552
Long term debt proceeds	—	280,000	280,000	—	(280,000)	280,000
Long term debt repayments	—	(240,000)	(273,713)	—	240,000	(273,713)

Cash provided by (used in) financing activities	—	40,000	6,287	39,552	(40,000)	45,839

Investing activities:
Property and equipment additions	—	—	(36,420)	(6,367)	—	(42,787)
Proceeds from disposal of property and equipment	—	—	48,003	—	—	48,003
Aircraft deposits net of lease inception refunds	—	—	(1,686)	—	—	(1,686)
Restricted cash	—	—	536	(2,103)	—	(1,567)
Distributions from equity investments	—	—	936	—	—	936

Cash provided by (used in) investing activities	—	—	11,369	(8,470)	—	2,899

Cash provided by (used in) continuing operations	(228)	(64,939)	21,162	(36,175)	64,939	(15,241)

Cash flows provided by (used in) discontinued operations:
Cash flows used in operating activities	—	—	(469)	—	—	(469)
Cash flows provided by financing activities	—	—	469	—	—	469

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(2,959)	(1,240)	—	(4,199)

Change in cash and cash equivalents during the period	(228)	(64,939)	18,203	(37,415)	64,939	(19,440)

Cash and cash equivalents, beginning of the period	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the period	$(200)	$(62,247)	$33,219	$16,462	$62,247	$49,481

29.	Supplemental condensed consolidated financial information:

The Company and certain of its direct and indirect wholly-owned subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guaranteed on a joint and several basis certain outstanding indebtedness of CHC Helicopter SA. The following consolidating schedules present financial information as of April 30, 2012 and 2011 and for the years ended April 30, 2012, 2011 and 2010, respectively, based on the guarantor structure that was in place at April 30, 2012.

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Liabilities held for sale	—	—	—	—	—	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$1,154,778	$1,093,376	$(555,615)	$1,692,539

Operating expenses:
Direct costs	—	(2)	(865,677)	(1,071,839)	555,618	(1,381,900)
Earnings from equity accounted investees	(107,782)	(102,017)	(42,236)	1,178	253,701	2,844
General and administration costs	(387)	32,223	(37,504)	(31,515)	(32,407)	(69,590)
Amortization	—	—	(98,755)	(14,212)	—	(112,967)
Restructuring costs	—	—	(18,359)	(4,152)	—	(22,511)
Recovery of receivables and funded residual value guarantees	—	—	272	—	—	272
Impairment of intangible assets	—	—	(4,218)	—	—	(4,218)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(12,794)	(675)	—	(13,469)
Gain on disposal of assets	—	—	7,335	834	—	8,169

	(108,169)	(69,796)	(1,071,936)	(1,120,381)	776,912	(1,593,370)

Operating income (loss)	(108,169)	(69,796)	82,842	(27,005)	221,297	99,169
Financing charges	(32)	(42,655)	(120,835)	(8,978)	42,655	(129,845)

Loss from continuing operations before income tax	(108,201)	(112,451)	(37,993)	(35,983)	263,952	(30,676)

Income tax recovery (expense)	779	(3,072)	(53,683)	4,687	3,072	(48,217)

Loss from continuing operations	(107,422)	(115,523)	(91,676)	(31,296)	267,024	(78,893)

Loss from discontinued operations, net of tax	—	—	(16,107)	—	—	(16,107)

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Net earnings (loss) attributable to:
Controlling interest	$(107,422)	$(115,523)	$(107,783)	$(43,718)	$267,024	$(107,422)
Non-controlling interests	—	—	—	12,422	—	12,422

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Comprehensive loss	(184,219)	(190,410)	(184,580)	(68,832)	442,410	(185,631)

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(28,331)	$(174,931)	$97,930	$(13,998)	$134,931	$15,601

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	27,203	—	27,203
Long term debt proceeds	—	835,000	867,853	—	(835,000)	867,853
Long term debt repayments	—	(780,000)	(786,808)	—	780,000	(786,808)
Long term intercompany flow - issuance of debt	(71,501)	71,501	71,501	—	(71,501)	—
Dividends paid (received)	—	40,000	(40,000)	—	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(1,033)	(1,033)	—	1,033	(1,033)
Proceeds from the issuance of capital stock	100,000	—	—	—	—	100,000

Cash (used in) provided by financing activities	28,499	165,468	111,513	27,203	(125,468)	207,215

Investing activities:
Property and equipment additions	—	—	(341,325)	(35,299)	—	(376,624)
Proceeds from disposal of property and equipment	—	—	218,253	6	—	218,259
Aircraft deposits net of lease inception refunds	—	—	(47,307)	—	—	(47,307)
Restricted cash	—	—	536	(13,671)	—	(13,135)
Distributions from equity investments	—	—	1,134	—	—	1,134

Cash used in investing activities	—	—	(168,709)	(48,964)	—	(217,673)

Cash (used in) provided by continuing operations	168	(9,463)	40,734	(35,759)	9,463	5,143

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	2,240	—	—	2,240
Cash flows provided by financing activities	—	—	(2,240)	—	—	(2,240)

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(14,718)	(3,799)	—	(18,517)

Change in cash and cash equivalents during the year	168	(9,463)	26,016	(39,558)	9,463	(13,374)

Cash and cash equivalents, beginning of the year	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the year	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Balance Sheets as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921
Receivables, net of allowance for doubtful accounts	4	113	114,771	108,394	(717)	222,565
Current intercompany receivables	6,099	354,672	438,739	227,097	(1,026,607)	—
Income taxes receivable	—	—	1	11,456	—	11,457
Deferred income tax assets	—	—	9,637	2,169	(4,210)	7,596
Inventories	—	—	91,413	10,811	—	102,224
Prepaid expenses	69	—	8,007	9,777	—	17,853
Other assets	—	8,390	27,186	83,322	(82,664)	36,234

	6,200	365,867	704,770	506,903	(1,116,890)	466,850
Property and equipment, net	—	—	1,078,542	55,338	(381)	1,133,499
Investments	773,706	555,426	437,943	14,368	(1,757,895)	23,548
Intangible assets	—	—	241,046	2,138	—	243,184
Goodwill	—	—	349,373	98,748	—	448,121
Restricted cash	—	—	6,798	6,421	—	13,219
Other assets	—	35,595	292,382	26,671	(35,595)	319,053
Long term intercompany receivables	—	932,192	30,795	508,612	(1,471,599)	—
Deferred income tax assets	—	—	72,796	21,644	(3,558)	90,882
Assets held for sale	—	—	46,234	3,565	—	49,799

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Liabilities
Current Liabilities
Payables and accruals	$20	$6,383	$219,217	$145,611	$(6,383)	$364,848
Deferred revenue	—	—	16,114	8,069	—	24,183
Income taxes payable	6,882	4,088	(4,913)	32,731	(9,656)	29,132
Current intercompany payables	28,712	92,601	324,848	345,739	(791,900)	—
Deferred income tax liabilities	—	—	12,373	1,900	(1,238)	13,035
Current facility secured by accounts receivable	—	—	—	21,571	—	21,571
Other liabilities	—	81,858	91,022	19,351	(159,925)	32,306
Current portion of long-term debt	—	—	106,642	—	—	106,642

	35,614	184,930	765,303	574,972	(969,102)	591,717
Long-term debt	—	1,152,936	1,184,844	—	(1,152,936)	1,184,844
Long-term intercompany payables	—	—	468,315	71,083	(539,398)	—
Liabilities held for sale	—	—	1,608	—	—	1,608
Deferred revenue	—	—	13,014	24,785	—	37,799
Other liabilities	16	2	105,685	82,953	(2)	188,654
Deferred income tax liabilities	—	—	27,812	8,358	—	36,170

Total liabilities	35,630	1,337,868	2,566,581	762,151	(2,661,438)	2,040,792

Redeemable non-controlling interests	—	—	—	3,087	—	3,087

Shareholders’ equity	744,276	551,212	694,098	479,170	(1,724,480)	744,276

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$882,995	$1,008,060	$(445,595)	$1,445,460

Operating expenses:
Direct costs	—	—	(702,455)	(954,801)	445,576	(1,211,680)
Earnings from equity accounted investees	(55,754)	(72,037)	8,669	585	120,696	2,159
General and administration costs	(572)	(15,203)	(28,576)	(36,088)	15,048	(65,391)
Amortization	—	—	(93,790)	(5,835)	—	(99,625)
Restructuring costs	—	—	(4,751)	—	—	(4,751)
Impairment of receivables and funded residual value guarantees	—	—	(1,919)	—	—	(1,919)
Impairment of intangible assets	—	—	(20,608)	—	—	(20,608)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(5,228)	(11)	—	(5,239)
Gain on disposal of assets	—	—	5,263	1,930	—	7,193

	(56,326)	(87,240)	(843,395)	(994,220)	581,320	(1,399,861)

Operating income (loss)	(56,326)	(87,240)	39,600	13,840	135,725	45,599
Financing charges	(12,480)	24,032	(147,367)	19,558	(24,325)	(140,582)

Loss from continuing operations before income tax	(68,806)	(63,208)	(107,767)	33,398	111,400	(94,983)

Income tax recovery (expense)	(1,532)	(4,301)	55,215	(19,863)	3,397	32,916

Loss from continuing operations	(70,338)	(67,509)	(52,552)	13,535	114,797	(62,067)

Loss from discontinued operations, net of tax	—	—	(3,202)	—	—	(3,202)

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Net earnings (loss) attributable to:
Controlling interest	$(70,338)	$(67,509)	$(55,754)	$8,466	$114,797	$(70,338)
Non-controlling interests	—	—	—	5,069	—	5,069

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Comprehensive income	49,972	47,137	64,556	90,841	(174,420)	78,086

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(153)	$(91,172)	$(9,200)	$51,643	$91,172	$42,290

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	(25,309)	—	(25,309)
Proceeds from the senior secured notes	—	1,082,389	1,082,389	—	(1,082,389)	1,082,389
Repayment of the senior credit facility debt	—	(1,020,550)	(1,020,550)	—	1,020,550	(1,020,550)
Redemption of senior subordinated notes	—	—	(129)	—	—	(129)
Settlement of the interest rate swap and other breakage fees	—	(45,711)	(45,711)	—	45,711	(45,711)
Long term debt proceeds	—	262,800	262,800	—	(262,800)	262,800
Long term debt repayments	—	(199,737)	(213,920)	—	199,737	(213,920)
Long term intercompany flow - issuance of debt	—	—	4,518	(4,518)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(42,650)	(42,721)	—	42,650	(42,721)
Proceeds from the issuance of capital stock	146	—	—	—	—	146

Cash (used in) provided by financing activities	146	36,541	26,676	(29,827)	(36,541)	(3,005)

Investing activities:
Property and equipment additions	—	—	(204,581)	(24,223)	—	(228,804)
Proceeds from disposal of property and equipment	—	—	61,739	29	—	61,768
Proceeds from the sale of the flight training operations to CAE Inc.	—	—	20,693	9,086	—	29,779
Aircraft deposits net of lease inception refunds	—	—	(28,253)	—	—	(28,253)
Restricted cash	—	—	(105)	4,860	—	4,755

Cash used in investing activities	—	—	(150,507)	(10,248)	—	(160,755)

Cash (used in) provided by continuing operations	(7)	(54,631)	(133,031)	11,568	54,631	(121,470)

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	(1,032)	—	—	(1,032)
Cash flows provided by financing activities	—	—	1,032	—	—	1,032

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	10,788	4,643	—	15,431

Change in cash and cash equivalents during the year	(7)	(54,631)	(122,243)	16,211	54,631	(106,039)

Cash and cash equivalents, beginning of the year	35	57,323	137,259	37,666	(57,323)	174,960

Cash and cash equivalents, end of the year	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$829,544	$903,524	$(419,502)	$1,313,566

Operating expenses:
Direct costs	—	—	(616,824)	(832,116)	419,058	(1,029,882)
Earnings from equity accounted investees	(247,766)	(114,627)	27,539	216	336,074	1,436
General and administration costs	(2,483)	(29,425)	(37,338)	(19,574)	27,663	(61,157)
Amortization	—	—	(73,985)	(3,753)	—	(77,738)
Restructuring costs	—	—	(3,931)	(924)	—	(4,855)
Impairment of receivables and funded residual value guarantees	—	—	(11,588)	(1,678)	—	(13,266)
Impairment of intangible assets	—	—	(53,903)	—	—	(53,903)
Impairment of property and equipment	—	—	(34,805)	(1,435)	—	(36,240)
Impairment of assets held for sale	—	—	(21,823)	(4,762)	—	(26,585)
Gain (loss) on disposal of assets	—	—	6,518	(8,822)	(382)	(2,686)
Goodwill impairment	—	—	—	—	—	—

	(250,249)	(144,052)	(820,140)	(872,848)	782,413	(1,304,876)

Operating income (loss)	(250,249)	(144,052)	9,404	30,676	362,911	8,690
Financing charges	183,002	88,342	(261,597)	4,235	(88,441)	(74,459)

Loss from continuing operations before income tax	(67,247)	(55,710)	(252,193)	34,911	274,470	(65,769)

Income tax recovery (expense)	(3,360)	(4,360)	5,863	(11,801)	4,361	(9,297)

Loss from continuing operations	(70,607)	(60,070)	(246,330)	23,110	278,831	(75,066)

Loss from discontinued operations, net of tax	—	—	(1,436)	—	—	(1,436)

Loss for the year	(70,607)	(60,070)	(247,766)	23,110	278,831	(76,502)

Net earnings (loss) attributable to:
Controlling interest	(70,607)	(60,070)	(247,766)	29,005	278,831	(70,607)
Non-controlling interests	—	—	—	(5,895)	—	(5,895)

Loss for the year	$(70,607)	$(60,070)	$(247,766)	$23,110	$278,831	$(76,502)

Comprehensive loss	(39,723)	(32,790)	(216,882)	(19,647)	244,292	(64,750)

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$34	$15,179	$59,710	$14,556	$(15,179)	$74,300

Financing activities:
Issuance of convertible preferred equity certificates	—	—	—	—	—	—
Redemption of convertible preferred equity certificates	(20,000)	—	—	—	—	(20,000)
Sold interest in accounts receivable, net of collections	—	—	—	43,214	—	43,214
Long term debt proceeds	—	268,300	275,919	—	(268,300)	275,919
Long term intercompany flow - issuance of debt	—	—	21,569	(21,569)	—	—
Long term debt repayments	—	(256,675)	(276,214)	(1)	256,675	(276,215)
Long term intercompany flow - repayment of debt	—	—	28,891	(28,891)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(182)	(182)	—	182	(182)

Cash (used in) provided by financing activities	(20,000)	11,443	49,983	(7,247)	(11,443)	22,736

Investing activities:
Property and equipment additions	—	—	(147,842)	(14,895)	—	(162,737)
Proceeds from disposal of property and equipment	—	—	84,272	20,956	—	105,228
Aircraft deposits net of lease inception refunds	—	—	(42,606)	—	—	(42,606)
Restricted cash	—	—	(1)	(3,860)	—	(3,861)
Investment in subsidiaries, net of cash acquired	—	—	(13,300)	—	—	(13,300)
Distributions from equity investments	—	—	1,275	—	—	1,275

Cash used in investing activities	—	—	(118,202)	2,201	—	(116,001)

Cash (used in) provided by continuing operations	(19,966)	26,622	(8,509)	9,510	(26,622)	(18,965)

Cash flows (used in) provided by discontinued operations
Cash flows used in operating activities	—	—	(1)	—	—	(1)
Cash flows provided by financing activities	—	—	1	—	—	1

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(680)	1,533	—	853

Change in cash and cash equivalents during the year	(19,966)	26,622	(9,189)	11,043	(26,622)	(18,112)

Cash and cash equivalents, beginning of the year	20,001	30,701	146,448	32,818	(30,701)	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities	—	—	—	(6,195)	—	(6,195)

Cash and cash equivalents, end of the year	$35	$57,323	$137,259	$37,666	$(57,323)	$174,960

Long-term debt and capital lease obligations	3 Months Ended
Jul. 31, 2012
Long-term debt and capital lease obligations
7.	Long-term debt and capital lease obligations:

	Principal Repayment terms	Facility maturity dates	July 31, 2012	April 30, 2012
Senior secured notes	At maturity	October 2020	$1,084,423	$1,084,109

Revolving credit facility:
US LIBOR plus margin	At maturity	October 2015	195,000	125,000
Alternate Base Rate plus margin	At maturity	October 2015	9,000	0

Other term loans:
Eurocopter Loan - 2.50%	On demand	—	2,054	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	June 2014	2,167	2,745
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	April 2018	5,170	10,476

Capital lease obligations	Quarterly	September 2012 - May 2014	26,778	26,922

Boundary Bay financing – 6.93%	Monthly	April 2035	32,593	33,205

Total long-term debt and capital lease obligations			1,357,185	1,287,080

Less: current portion			(15,104)	(17,701)

Long-term debt and capital lease obligations			$1,342,081	$1,269,379

Significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Basis of presentation
(a)	Basis of presentation:

The unaudited interim consolidated financial statements (“interim financial statements”) include the accounts of 6922767 Holding S.à.r.l. and its subsidiaries after elimination of all significant intercompany accounts and transactions. The interim financial statements are presented in United States dollars and have been prepared in accordance with the United States Generally Accepted Accounting Principles (“US GAAP”) for interim financial information. Accordingly, the interim financial statements do not include all of the information and disclosures for complete financial statements.

In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Results of operations for the periods presented are not necessarily indicative of results of operations for the entire year.

The financial information as of April 30, 2012 is derived from the Company’s annual audited consolidated financial statements and notes for the fiscal year ended April 30, 2012. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s annual audited consolidated financial statements, which are included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2012 which was filed with the SEC on July 11, 2012.

(a)	Basis of presentation:
These consolidated financial statements have been prepared according to United States Generally Accepted Accounting Principles (“US GAAP”).
Critical accounting estimates and assumptions
(b)	Critical accounting estimates and assumptions:

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Areas where significant estimates and assumptions have been made include: classification of aircraft operating leases, consolidation of variable interest entities, property and equipment, goodwill and intangible asset impairment, pension benefits, contingent liabilities, income taxes and stock based compensation.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. As the estimation process is inherently uncertain, actual future outcomes could differ from present estimates and assumptions, potentially having material future effects on our financial statements. Any change would be accounted for in the period in which it occurs.

Principles of consolidation
(c)	Principles of consolidation:

These consolidated financial statements include the accounts of 6922767 Holding S.à.r.l. and those entities that it has the ability to control through voting or other rights. Investments in entities in which the Company has a majority voting interest and entities that are Variable Interest Entities (“VIEs”) of which the Company is the primary beneficiary are consolidated. The equity method of accounting is applied for investments if the Company has the ability to exercise significant influence over an entity that (i) is not a variable interest entity or (ii) is a variable interest entity, but the Company is not deemed to be the primary beneficiary.

Amendments to Accounting for Variable Interest Entities

On May 1, 2010, the Company adopted an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The new guidance made significant changes to the model for determining who should consolidate a VIE by specifically eliminating the quantitative approach to determining the primary beneficiary. The amendment requires the use of a qualitative approach to determine the primary beneficiary, based on the power to direct activities of the VIE that most significantly impact its economic performance. In addition, the new guidance removes the concept of a qualifying special-purpose entity. On adoption of the new VIE guidance, the Company concluded it is not the primary beneficiary of Thai Aviation Services Limited (“TAS”) and retroactively restated its financial statements to begin equity accounting for its investment beginning June 2009. See note 4 for additional information on the accounting for the investment in TAS.

Foreign currency
(b)	Foreign currency:

The currencies which most influence the Company’s foreign currency translations and the relevant exchange rates were:

	Three months ended
	July 31, 2012	July 31, 2011
Average rates:
US $/£	1.568718	1.624199
US $/CAD	0.983091	1.034126
US $/NOK	0.166634	0.183454
US $/AUD	1.008455	1.068873
US $/€	1.253834	1.434333

Period end rates:
US $/£	1.568504	1.645418
US $/CAD	0.998602	1.048438
US $/NOK	0.166068	0.185993
US $/AUD	1.052127	1.099916
US $/€	1.231376	1.438666

(d)	Functional and presentation currency:

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollars, which is the functional currency of 6922767 Holding S.à.r.l. Significant subsidiaries have functional currencies of Pound Sterling (“£”), Norwegian Kroner (“NOK”), Australian dollars (“AUD”) and Euros (“€”).

(i)	Transactions and balances:

Foreign currency transactions are translated into the functional currency using the average rate in effect during the transaction reporting period. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in other than an entity’s functional currency are recognized in the statement of operations.

(ii)	Consolidated companies:

The results and financial position of all the consolidated entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translated at the closing rate at the date of each balance sheet;

•	income and expenses are translated at average exchange rates in effect during the reporting period; and

•

exchange gains or losses arising on consolidation are deferred in accumulated other comprehensive earnings until complete or substantially complete liquidation of the Company’s investment in the foreign subsidiary.

Revenue
(e)	Revenue:

The Company recognizes revenue when there is persuasive evidence of an arrangement; the services or products have been performed or delivered to the customer; the sales price is fixed or determinable; and collection is reasonably assured.

(i)	Helicopter flying services:

The majority of customer contracts earn revenues based on hourly flight rates, fixed monthly charges or a combination of both. Revenue related to flying services that are billed hourly is recognized as hours are flown. Fixed monthly charges are recognized monthly over the term of the contract. Certain contracts provide for mobilization revenue, which is the advance billing for the delivery of an aircraft to a specific location and the setup of the aircraft and personnel prior to commencement of flying services under the contract. Mobilization revenue does not qualify as a separate unit of accounting; accordingly, it is deferred and recognized as flying services are provided under the contract. Related direct and incremental mobilization costs are deferred and amortized over the term of the contract.

Costs that are reimbursed by the customer as stipulated within certain customer contracts (such as fuel, landing fees and other costs) are recognized as revenue when reimbursable costs are incurred by the Company and amounts become owing from the customer.

Customer contracts are for varying periods and may permit the customer to cancel the contract before the end of the term.

(ii)	Maintenance and repair and overhaul:

The Company enters into long-term Power by Hour (“PBH”) contracts with third-party customers to provide maintenance and repair and overhaul (“R&O”) services on customer owned engines and components. Under these contracts, customers pay the Company a fixed fee per hour flown and the Company provides R&O services for the customer’s engines and components over the specific term of the contract. These R&O contracts contain multiple deliverables that include predetermined major component overhauls at specific intervals based on hours flown and ongoing routine maintenance on major and non-major components. Each deliverable is treated as a separate unit of accounting as each deliverable has value to the customer on a stand-alone basis.

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance on multiple deliverables in revenue arrangements, which was adopted by the Company on May 1, 2011 for new revenue arrangements entered into or materially modified after this date. This update provides guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting and establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable is based on: vendor-specific objective evidence, if available; third-party evidence if vendor-specific objective evidence is not available; or estimated selling price if neither vendor-specific or third-party evidence is available.

For contracts entered into or materially modified after May 1, 2011, the relative-selling-price method has been used to allocate the consideration to the two contract deliverables. Under this method, the selling price of the scheduled major overhaul has been determined based on the price charged for an overhaul when it is sold separately by the Company and the selling price for the ongoing routine maintenance has been determined using the best estimate of selling price. On the adoption of this standard, there was no significant impact on the financial position, cash flows or results of operations.

For contracts entered into before May 1, 2011, the residual method has been used to allocate the fair value of these deliverables because the Company does not have objective reliable evidence of the fair value of the ongoing routine maintenance. Under this method, the amount of consideration allocated to the delivered item equals the total consideration less the fair value of the undelivered item. Adoption of the new guidance required the Company to discontinue use of the residual value method for new or materially modified contracts.

Customers are usually invoiced in advance for R&O services performed under PBH contracts, with a portion of this revenue recognized on a monthly basis as hours are flown by the customer to reflect ongoing routine maintenance services provided. The balance is recognized as the scheduled major component overhauls are completed.

For other long-term maintenance contracts, revenue is recognized based on the completed contract method. Costs incurred for in progress contracts are classified as work in progress in the inventory line item of the consolidated balance sheets.

(iii)	Other:

Unfavorable contract credits, which were recognized as liabilities at the time of acquisition of the Predecessor, are amortized to net earnings (loss) as revenue over the term of the related contract, which ranges from 1 to 6 years.

Accounts receivable
(f)	Accounts receivable:

Trade and other receivables are stated at net realizable value. The Company maintains an allowance for doubtful accounts against its trade receivables for estimated losses that may arise if its customers are unable to make required payments. Management specifically analyzes the age of outstanding customer balances, historical bad debts, customer credit worthiness, payment history and other factors when making estimates of the uncollectibility of the Company’s receivables. When all or part of a trade receivable is known to be uncollectible, the trade receivable and related allowance are written off. Amounts subsequently recovered from trade receivables previously considered uncollectible and written off are recorded in net earnings (loss) as an expense recovery in the period that the cash is collected.

Transfer of receivables
(g)	Transfer of receivables:

The Company sells pools of its trade receivables, or beneficial interests therein, to a single seller special purpose entity (“SPE”) to fund its operations. The transfer of receivables is accounted for as a sale when the criteria for sale accounting are met.

Cash and cash equivalents
(h)	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand with banks and investments in money market instruments with maturities of less than 90 days that are readily convertible to known amounts of cash.

Restricted cash
(i)	Restricted cash:

The Company has restricted cash that is retained to fund required claims reserves and deposits held as security for guarantees and bid bonds for its reinsurance subsidiary. In addition, cash that can only be used to support the securitization of transferred receivables has been classified as restricted.

Inventories
(j)	Inventories:

Inventories comprised of consumable parts and supplies, are measured at the lower of the weighted average acquisition cost or market value, and are charged to direct costs when used in operations. The cost of acquisition is the price paid to the manufacturer or supplier including an allocation for freight charges. The Company records provisions to reduce inventory to the lower of cost or market value, to reflect changes in economic factors that impact inventory value or reflect present intentions for the use of slow moving and obsolete supplies inventory.

Property and equipment
(k)	Property and equipment:

Property and equipment includes flying assets, facilities and equipment, which are initially recorded at cost, including capitalized interest, and are amortized over their estimated useful lives under the methods described below to their residual values.

Long-lived assets that have been classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell and are not amortized once they are classified as held for sale.

(i)	Flying assets:

Aircraft, major components and spares are recorded at cost and are amortized on a straight-line basis over their estimated service life of 15-25 years. The cost of major airframe inspections as required by the manufacturer and aviation regulatory authorities and modifications that are considered betterments and improvements for both owned and leased aircraft are capitalized. The major airframe inspections are amortized on a straight-line basis over the period to the estimated date of the next inspection. The modifications are amortized over the lower of the estimated useful life of the modification or the aircraft lease term.

Repairable assets are recorded at cost and are amortized on a pooled basis to their estimated residual value on a 20% declining balance basis. When components are retired or otherwise disposed of in the ordinary course of business, their original cost, net of salvage or sale proceeds, is charged to accumulated amortization.

Maintenance and repairs for owned and leased major components, spares and repairable parts are charged to direct costs as incurred.

(ii)	Facilities and equipment:

Facilities are composed of hangars, heliports and other buildings housing base operations and administrative support. Equipment includes repair and overhaul, manufacturing and base equipment and vehicles. Such facilities and equipment are recorded at cost and are amortized to their estimated residual value on a straight-line basis at 5% and 20%, respectively. Leasehold improvements associated with leased facilities and equipment are capitalized and amortized on a straight-line basis over the shorter of their estimated useful life and respective lease term.

Impairment of long-lived assets
(l)	Impairment of long-lived assets:

Long-lived assets, comprised of property and equipment and intangibles subject to amortization, are assessed for impairment whenever events or circumstances indicate that their carrying value may not be recoverable. For the purpose of impairment testing, long-lived assets are grouped and tested for recoverability at the lowest level that generates independent cash flows from another asset group. In testing the recoverability of the assets, the carrying value of the assets or asset groups is compared to the future projected undiscounted cash flows. The cash flows are based on management’s expectations of future revenues and expenses including costs to maintain the assets over their respective service lives. An impairment loss is recognized as the excess of the carrying value over the fair value when an asset or asset group is not recoverable. Fair value is based on valuation techniques or third party appraisals. Significant estimates and judgments are applied in determining these cash flows and fair values.

The recoverability of goodwill and indefinite life intangible assets is assessed on an annual basis or more frequently if events or circumstances indicate that the carrying value may not be recoverable. During the year ended April 30, 2012, the date of the annual impairment test for goodwill and indefinite lived intangible assets was changed from April 30 to February 1. The Company adopted this change in timing in order to ensure that the annual impairment analysis would be completed by the required filing date of the Company’s annual financial statements. In addition, this change in timing will provide additional time to quantify the fair value of its reporting units and, if necessary, to determine the implied fair value of goodwill. The revised date also more closely aligns with our internal budgeting and forecasting process. In accordance with GAAP, the Company will perform interim impairment testing should circumstances requiring it arise. Management believes this accounting change is preferable and does not result in the delay, acceleration, or avoidance of an impairment charge. This change is not applied retrospectively as it is impracticable to do so because retrospective application would require the application of significant estimates and assumptions with the use of hindsight. Accordingly, the change will be applied prospectively.

Goodwill is assessed for impairment at the reporting unit level. The fair value of a reporting unit is compared with its carrying amount, including goodwill. Significant estimates are applied in determining fair value, which include the discount rate that is applied to management’s estimate of expected cash flows and assumptions about the future revenue, expenses and costs incurred to maintain the assets over their respective service lives.

If the carrying amount of a reporting unit exceeds its fair value, then implied fair value of the reporting unit’s goodwill is calculated. An impairment loss, if any, is recognized equal to the amount that the carrying value of the reporting unit’s goodwill exceeds its implied fair value.

Leases
(m)	Leases:

(i)	Lease classification:

When the Company assumes substantially all the risks and rewards of ownership in a lease it is classified as a capital lease. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under capital leases are apportioned between interest expense and the reduction of the outstanding liability. The interest expense is allocated to each period during the lease term to produce a constant periodic rate of interest on the remaining balance of the liability. Other leases are classified as operating leases and are not recognized in the Company’s consolidated balance sheets. Payments made under operating leases are recognized in direct costs on a straight-line basis over the term of the lease. Contingent lease payments are accounted for in the period when it becomes probable they will be incurred. Direct costs of arranging lease financing are deferred and amortized straight-line over the term of the lease.

(ii)	Residual value guarantees:

At the inception of an operating lease where the Company has guaranteed a portion of the aircraft residual values at the end of the lease term, a liability is recognized with a corresponding prepaid rent asset that represents the fair value of the guaranteed aircraft residual. The prepaid rent asset is amortized on a straight-line basis to net earnings (loss) over the lease term of the related asset and the liability is settled at the end of the lease term.

(iii)	Embedded equity in lease contracts:

The Company recognized intangible assets on the acquisition of the Predecessor, which represents the excess of the market prices on the date of acquisition to the fixed lease buyout prices under certain aircraft operating leases. The recoverability of these assets is dependent on aircraft values which are impacted by market conditions including demand for certain aircraft types and changes in technology arising from the introduction of newer, more efficient aircraft. Embedded equity is not amortized and the Company tests embedded equity for impairment on an ongoing basis. In the event that a purchase option is exercised, the embedded equity is added to the carrying value of the purchased asset. Embedded equity that is not realized at the end of an aircraft operating lease is recognized as an expense in the statement of operations.

(iv)	Lessee involvement in assets under construction:

Where the Company provides guarantees to lessors in respect of novated aircraft purchase contracts the Company is required to record assets under construction and corresponding obligations as prescribed by ASC 840 Leases. Once an aircraft is delivered under these agreements, a sale-leaseback transaction will occur as the Company enters into an operating lease with the lessor. Upon entering an operating lease, the assets under construction and corresponding liability are removed from the balance sheet.

Income taxes
(n)	Income taxes:

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the tax basis and accounting basis of the assets and liabilities measured using tax rates enacted at the balance sheet date. The Company generally believes that the positions taken on previously filed income tax returns are more likely than not to be sustained by the taxation authorities. The Company has recorded income tax and related interest liabilities where the Company believes its position may not be sustained or where the full income tax benefit will not be recognized. Interest and penalties are classified as other financing charges in the statement of operations.

The Company has assessed the realization of the deferred income tax asset (net of allowance) related to income tax losses as more likely than not. This determination was based on assumptions regarding the reversal of existing deferred tax liabilities and future earnings levels in the subsidiaries with accumulated losses, and an ability to implement tax planning measures. If, in the future, it is determined that it is more likely than not that all or part of the deferred tax asset will not be realized, a charge will be made to earnings in the period when such determination is made.

Employee benefits
(o)	Employee benefits:

(i)	Pension costs and obligations:

The Company maintains defined contribution and defined benefit pension plans for substantially all of its employees. The cost of defined benefit plans are determined based on independent annual actuarial valuations performed using the projected benefit method prorated on services and management’s estimate of expected plan asset performance, salary escalation and various other factors including expected health care costs, mortality rates, terminations and retirement ages. The excess of unrecognized net actuarial gains and losses over 10% of the greater of the benefit obligation and the fair value of plan assets is amortized over the average remaining service life of the plan participants. When an event giving rise to a settlement and a curtailment occurs, the curtailment is accounted for prior to the settlement. The funded status of defined benefit pension plans and other post-retirement benefit plans is recognized on the balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.

(o)	Employee benefits (continued):

(i)	Pension costs and obligations (continued):

Measuring the Company’s obligations under the plans and the related periodic pension expense involves significant estimates. These factors include assumptions about the rate at which the pension obligation is discounted, the expected long-term rate of return on plan assets, the rate of future compensation increases and mortality rates. Differing estimates may have a material impact on the amount of pension expense recorded and on the carrying value of prepaid pension costs and accrued pension obligations.

(ii)	Stock-based compensation:

Stock-based compensation is measured at the grant date based on the estimated fair value of the awards granted. The related cost is recognized net of an estimated forfeiture rate. The compensation cost is recognized only for those options where it is probable that performance criteria will be met in the future. For awards which only have service conditions, the compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Financial Instruments
(p)	Financial Instruments:

(i)	Transaction costs:

Transaction costs related to long-term debt are capitalized and amortized over the expected life of the debt using the effective interest rate method. Transaction costs incurred in connection with securing revolving credit facilities are deferred and amortized on a straight-line basis over the terms of the related credit facilities to net earnings (loss). Deferred transaction costs are included in other assets in the consolidated balance sheets.

(ii)	Fair value measurement:

A three-level valuation hierarchy is used for fair value measurement. The hierarchy reflects the significance of the inputs used in making the fair value measurements, which is as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability.

Level 3 – inputs that are not based on observable market data.

(iii)	Hedging and derivatives:

The Company enters into derivative contracts including foreign exchange forward contracts and interest swaps to manage its foreign exchange and interest rate risk. Derivative contracts that are not formally designated as hedges and do not qualify for hedge accounting treatment are classified as held-for-trading and are recognized at fair value with the resulting gains and losses recognized in other financing charges within net earnings (loss).

When a hedge is formally de-designated because it is discontinued or no longer meets the criteria for hedge accounting, any cumulative gain or loss recorded in other comprehensive earnings remains in other comprehensive earnings until the forecasted transaction is recorded. When a forecasted transaction is no longer expected to occur, the net cumulative gain or loss that was reported in other comprehensive earnings is immediately recorded in net earnings (loss). Any ineffective portion of a hedge is recognized immediately in net earnings (loss).

Certain of the Company’s customer contracts are denominated in a currency that is other than the functional currency of the parties to the contract. This gives rise to embedded derivatives which are accounted for as derivative financial instruments. These are measured at fair value with resulting gains and losses recorded in the statement of operations as an other financing charge.

Comparative figures
(e)	Comparative figures:

Certain comparative figures have been reclassified to conform with the financial presentation adopted for the current year. Financing charges were reclassified to reflect the change in presentation whereby foreign exchange gain (loss) and interest on long-term debt are shown separately on the face of the consolidated statement of operations rather than combined with other financing charges.

(q)	Comparative figures:

Certain comparative figures have been reclassified to conform with the financial presentation adopted for the current year. Financing charges were reclassified to reflect the change in presentation whereby foreign exchange gain / (loss) and interest on long-term debt are shown separately on the face of the statement of operations rather than combined with other financing charges.

Recent accounting pronouncements adopted in the period
(c)	Recent accounting pronouncements adopted in the period

Presentation of comprehensive income in financial statements:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting pronouncement that provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two, separate, but consecutive, statements. Under either method, entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and comprehensive income. In December 2011, the FASB issued an accounting pronouncement that defers the requirement to present components of reclassifications of comprehensive income by income statement line item on the statement of comprehensive income, with all other requirements of the presentation of comprehensive income unaffected. The provisions for these pronouncements are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company has adopted this guidance for the three months ended July 31, 2012 using the two- statement approach presentation.

(r)	Recent accounting pronouncements adopted in the current year:

(i)	Financial instruments:

On February 1, 2012, the Company adopted an accounting amendment for fair value measurements and related disclosures. This amendment provides guidance about how fair value should be applied where it already is required or permitted under US GAAP. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The adoption of the amendment did not have a material impact on our consolidated financial statements.

(ii)	Presentation of comprehensive income in financial statements:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting pronouncement that provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two, separate, but consecutive, statements. Under either method, entities must display adjustments for items reclassified from other comprehensive income to net income in both net income and comprehensive income. In December 2011, the FASB issued an accounting pronouncement that defers the requirement to present components of reclassifications of comprehensive income by income statement line item on the statement of comprehensive income, with all other requirements of the presentation of comprehensive income unaffected. The provisions for these pronouncements are effective for fiscal years, and interim periods within these years, beginning after December 15, 2011, with early adoption permitted. The Company has early adopted this guidance for the years ended April 30, 2010, April 30, 2011 and April 30, 2012 using the two-statement approach presentation.

Recent accounting pronouncements not yet adopted
(d)	Recent accounting pronouncements not yet adopted

Multiemployer defined benefit plans:

In September 2011, the FASB provided additional guidance on disclosures surrounding multiemployer defined benefit plans including the level of Company participation in the plan, the financial health of the plan and the nature of commitments to the plan. This guidance will be effective for the annual financial statements for the year ending April 30, 2013. We are currently assessing the impact of this new guidance on our consolidated financial statements.

Annual indefinite-life intangible asset impairment testing:

In July 2012, the FASB amended the accounting guidance on the annual indefinite-life intangible asset impairment testing to allow for the assessment of qualitative factors in determining if it is more likely than not that asset might be impaired and whether it is necessary to perform the intangible asset impairment test required by the current accounting standards. This guidance is effective for the Company’s fiscal year ending April 30, 2014. We have determined that this new guidance will not have a material impact on our consolidated financial statements.

(s)	Recent accounting pronouncements not yet adopted:

Multiemployer defined benefit plans:

In September 2011, the FASB provided additional guidance on disclosures surrounding multiemployer defined benefit plans including the level of Company participation in the plan, the financial health of the plan and the nature of commitments to the plan. This guidance will be effective for our fiscal year ending April 30, 2013. We are currently assessing the impact of this new guidance on our consolidated financial statements.

Significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Multiple foreign currency exchange rates

The currencies which most influence the Company’s foreign currency translations and the relevant exchange rates were:

	Three months ended
	July 31, 2012	July 31, 2011
Average rates:
US $/£	1.568718	1.624199
US $/CAD	0.983091	1.034126
US $/NOK	0.166634	0.183454
US $/AUD	1.008455	1.068873
US $/€	1.253834	1.434333

Period end rates:
US $/£	1.568504	1.645418
US $/CAD	0.998602	1.048438
US $/NOK	0.166068	0.185993
US $/AUD	1.052127	1.099916
US $/€	1.231376	1.438666

The currencies which most influence these translations and the relevant exchange rates were:

	2012	2011	2009

Average rates:

US $/£	1.592488	1.564049	1.601810
US $/CAD	1.004218	0.987654	0.932749
US $/NOK	0.177044	0.167802	0.167335
US $/AUD	1.042780	0.954370	0.867456
US $/€	1.366640	1.330173	1.414793

Period end rates, April 30:

US $/£	1.622622	1.663547	1.530645
US $/CAD	1.011736	1.051414	0.988533
US $/NOK	0.174524	0.189675	0.169435
US $/AUD	1.041076	1.089160	0.930506
US $/€	1.322845	1.478393	1.330170

Sale of flight training operations (Tables)	12 Months Ended
Apr. 30, 2012
Annual Minimum Training Purchases Commitment	The MTSA commits the Company to annual minimum training purchases as follows:

Minimum training service purchase commitment

2013	$8,200
2014	9,700
2015	9,400
2016	9,300
and thereafter	21,000

$57,600

Variable interest entities (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Financial information of local ownership VIEs

As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	July 31, 2012	April 30, 2012
Cash and cash equivalents	$28,036	$30,372
Receivables, net of allowance	99,757	86,623
Other current assets	32,073	28,423
Goodwill	71,893	72,269
Other long-term assets	83,170	84,127

Total assets	$314,929	$301,814

Payables and accruals	$262,036	$231,191
Other current liabilities	24,314	40,455
Accrued pension obligations	50,283	55,365
Other long-term liabilities	56,615	58,183

Total liabilities	$393,248	$385,194

	Three months ended
	July 31, 2012	July 31, 2011
Revenue	$260,749	$267,497
Net earnings	4,318	17,277

As such, the financial information reflected on the consolidated balance sheets and statements of operations for all local ownership VIEs has been presented in the aggregate below, including intercompany amounts with other consolidated entities:

	2012	2011

Cash	$30,372	$57,652
Accounts receivable	86,623	40,256
Other current assets	28,423	38,116
Goodwill	72,269	72,619
Other long-term assets	84,127	44,727

Total assets	$301,814	$253,370

Accounts payable	$231,191	$155,882
Other current liabilities	40,455	50,170
Pension liability	55,365	49,024
Other long-term liabilities	58,183	48,972

Total liabilities	$385,194	$304,048

Revenue	$993,959	$1,038,216
Net earnings (loss)	(3,589)	5,650

Assets and Associated Liabilities Related to the Company's Secured Debt Arrangements

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	July 31, 2012	April 30, 2012
Restricted cash	$6,665	$14,882
Transferred receivables	67,126	66,177
Current facility secured by accounts receivable	52,763	45,566

The following table shows the assets and the associated liabilities related to the Company’s secured debt arrangements that are included in the consolidated financial statements:

	2012	2011

Restricted cash	$14,882	$3,399
Transferred receivables	66,177	25,274
Current facility secured by accounts receivable	45,566	21,571

Operating Leases
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded in respect of the operating leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Funded residual value guarantees and receivables (included in Other assets)	$—	$—	$2,386	$2,386
Embedded equity	—	—	1,752	1,752
Accrued liabilities	—	n/a	330	n/a

Capital Leases
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded in respect of the capital leases with VIE lessors:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Assets under capital lease	$—	$—	$20,776	$20,776
Capital lease obligation	—	n/a	15,515	n/a

Thai Aviation Services
Summary of amounts recorded in balance sheet

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	July 31, 2012		April 30, 2012
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss
Receivables, net of allowances	$2,543	$2,543	$2,408	$2,408
Equity method investment	16,229	16,229	15,548	15,548

The following table summarizes the amounts recorded for TAS in the consolidated balance sheet:

	April 30, 2012		April 30, 2011
	Carrying amounts	Maximum exposure to loss	Carrying amounts	Maximum exposure to loss

Accounts receivable	$2,408	$2,408	$2,107	$2,107
Equity method investment	15,548	15,548	14,250	14,250

Property and equipment (Tables)	12 Months Ended
Apr. 30, 2012
Cost and Related Accumulated Amortization of Property and Equipment

The cost and related accumulated amortization of the Company’s flying assets, facilities and equipment are as follows:

	Property and equipment			Total
	Flying Assets	Equipment	Facilities

At April 30, 2012:
Cost	$1,029,381	$81,802	$129,284	$1,240,467
Accumulated depreciation	(156,345)	(24,992)	(32,270)	(213,607)

Net book value	$873,036	$56,810	$97,014	$1,026,860

At April 30, 2011:
Cost	$1,117,338	$65,657	$135,969	$1,318,964
Accumulated depreciation	(142,024)	(13,622)	(29,819)	(185,465)

Net book value	$975,314	$52,035	$106,150	$1,133,499

Flying Assets under Capital Lease
Cost and Related Accumulated Amortization of Property and Equipment	The flying assets under capital lease included above are as follows:

	2012	2011

Flying assets under capital lease:
Cost	$32,795	$149,653
Accumulated amortization	(2,073)	(1,745)

	$30,722	$147,908

Assets held for sale and discontinued operations (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Classification of Assets Held For Sale

The Company has classified certain assets such as aircraft and buildings as held for sale as these assets are ready for immediate sale and management expects these assets to be sold within one year.

	July 31, 2012		April 30, 2012
	# Aircraft		# Aircraft
Aircraft held for sale:
Book value, beginning of period	18	$79,293	12	$31,782
Classified as held for sale, net of impairment	3	(3,168)	19	82,377
Sales	(1)	(10,208)	(10)	(21,147)
Reclassified as held for use	(1)	(3,386)	(3)	(12,740)
Foreign exchange	—	(1,722)	—	(979)

Aircraft held for sale	19	60,809	18	79,293

Building held for sale	—	526	—	520

Total assets held for sale		$61,335		$79,813

The Company has classified certain assets as held for sale as the assets are ready for immediate sale and management expects these assets to be sold within one year.

	2012		2011
	# Aircraft		# Aircraft

Aircraft held for sale:
Book value, beginning of year	12	$31,782	25	$46,973
Classified as held for sale, net of impairment	19	82,377	10	25,044
Sales	(10)	(21,147)	(18)	(22,692)
Reclassified as held for use	(3)	(12,740)	(5)	(19,121)
Foreign exchange		(979)		1,578

Aircraft held for sale	18	79,293	12	31,782

Buildings held for sale	—	520	—	3,407

Discontinued operations	—	—	—	14,610

Total assets held for sale		$79,813		$49,799

Classification of Discontinued Operations

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Revenue	$6,063	$7,049	$7,820
Direct costs	(9,319)	(9,696)	(8,403)
Amortization	(16)	(1,277)	(1,726)
Impairment of held for sale assets	(12,608)	—	—
Loss on disposal	(210)	—	—

Operating loss	(16,090)	(3,924)	(2,309)
Financing income (charges)	(17)	(436)	325
Income tax recovery	—	1,158	548

Loss from discontinued operations	$(16,107)	$(3,202)	$(1,436)

Intangible assets (Tables)	12 Months Ended
Apr. 30, 2012
Summary of Intangible Assets

	Definite life	Indefinite life		Total
	Embedded equity in lease contracts	Trade names and trademarks	Safety manuals, AOCs and operating licenses
Cost:

Balance, April 30, 2010	$180,479	$179,900	$3,947	$364,326
Embedded equity in lease contracts realized	(23,384)	—	—	(23,384)
Foreign exchange	1,562	—	191	1,753

Balance, April 30, 2011	158,657	179,900	4,138	342,695
Embedded equity in lease contracts realized	(19,840)	—	—	(19,840)
Foreign exchange	(1,039)	—	(197)	(1,236)

April 30, 2012	$137,778	$179,900	$3,941	$321,619

Impairment losses:

Balance, April 30, 2010	(53,903)	(25,000)	—	(78,903)
Impairment loss	(20,608)	—	—	(20,608)

Balance, April 30, 2011	(74,511)	(25,000)	—	(99,511)
Impairment loss	(4,218)	—	—	(4,218)

April 30, 2012	$(78,729)	$(25,000)	$—	$(103,729)

Net book value:

April 30, 2012	$59,049	$154,900	$3,941	$217,890
April 30, 2011	84,146	154,900	4,138	243,184

Goodwill (Tables)	12 Months Ended
Apr. 30, 2012
Summary of Goodwill

Balance, April 30, 2010	$425,514
Foreign currency translation	22,607

Balance, April 30, 2011	448,121
Foreign currency translation	(14,310)

Balance, April 30, 2012	$433,811

Investments (Tables)	12 Months Ended
Apr. 30, 2012
Summary of Investments

	Percentage ownership	2012	2011

Equity accounted investments:

TAS	29.9%	$15,548	$14,250
Luchthaven Den Helder C.V.	50%	8,339	9,014
Helideck Certification Agency	50%	338	283

		24,225	23,547
Other, at cost		1	1

Total		$24,226	$23,548

Inventories (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Schedule of Inventory

	July 31, 2012	April 30, 2012
Work-in-progress for maintenance contracts under completed contract accounting	$5,637	$3,951
Consumables	91,836	96,588
Provision for obsolescence	(10,713)	(10,526)

	$86,760	$90,013

	2012	2011

Work-in-progress for long-term maintenance contracts under completed contract accounting	$3,951	$5,989
Consumables	96,588	105,713
Provision for obsolescence	(10,526)	(9,478)

	$90,013	$102,224

Accounts receivable (Tables)	12 Months Ended
Apr. 30, 2012
Allowance for Doubtful Accounts Continuity Schedule

The allowance for doubtful accounts continuity schedule is as follows:

	2012	2011

Balance, beginning of the year	$(482)	$(11,314)
Additional recovery (allowances)	(3,054)	1,981
Net write-offs and collections	931	8,851

Balance, end of the year	$(2,605)	$(482)

Other assets (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Components of other assets

	July 31, 2012	April 30, 2012
Current:
Aircraft operating lease funded residual value guarantees	$10,207	$7,004
Foreign currency embedded derivatives and forward contracts (note 11)	5,341	6,524
Deferred financing costs	8,225	7,880
Mobilization costs	4,961	4,780
Prepaid aircraft rentals	4,507	4,958
Residual value guarantee	2,109	2,049

	$35,350	$33,195

Non-current:
Aircraft operating lease funded residual value guarantees	$196,759	$190,147
Deferred financing costs	48,389	50,698
Prepaid aircraft rentals	14,057	13,730
Mobilization costs	14,322	13,789
Residual value guarantee	11,310	11,632
Foreign currency embedded derivatives and forward contracts (note 11)	1,014	1,695
Accrued pension asset	26,632	19,449
Pension guarantee assets	4,733	4,974
Aircraft deposits	68,771	44,557
Security deposits	6,020	10,027
Other assets	2,799	2,405

	$394,806	$363,103

	2012	2011

Current:

Aircraft operating lease funded residual value guarantees (a)	$7,004	$9,232
Foreign currency embedded derivatives and forward contracts	6,524	9,389
Deferred financing costs	7,880	6,857
Mobilization costs	4,780	5,339
Prepaid aircraft rentals	4,958	3,870
Residual value guarantee	2,049	1,547

	$33,195	$36,234

Non-current:

Aircraft operating lease funded residual value guarantees (a)	$190,147	$164,339
Deferred financing costs	50,698	52,176
Prepaid aircraft rentals	13,730	15,563
Mobilization costs	13,789	10,328
Residual value guarantee	11,632	9,358
Foreign currency embedded derivatives and forward contracts	1,695	8,765
Accrued pension asset (note 20)	19,449	15,326
Pension guarantee assets (note 20)	4,974	5,406
Aircraft deposits	44,557	37,268
Security deposits	10,027	512
Other assets	2,405	12

	$363,103	$319,053

(a)	Aircraft operating lease funded residual value guarantees:

The aircraft operating lease funded residual value guarantees includes amounts due from lessors on the financing of 112 aircraft under operating leases as at April 30, 2012 (2011 – 128 aircraft). Such guarantees bear interest at 0% to 10% (2011 – 0% to 10%) with principal and accrued interest due at maturity. These guarantees mature between fiscal 2013 and 2022. The Company believes that the aircraft will realize a value upon sale at the end of the lease terms sufficient to recover the carrying value of these guarantees, including accrued interest. In the event that aircraft values decline such that the Company does not believe funded residual value guarantees are recoverable, an impairment is recorded. During the year ended April 30, 2012, the Company recognized $7.4 million of interest income on these guarantees (2011 - $6.9 million, 2010 – $5.6 million) and $0.3 million of impairment recovery (2011 – $1.9 million, 2010 – $3.7 million of impairment losses).

Other liabilities (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other liabilities

	July 31, 2012	April 30, 2012
Current:
Foreign currency embedded derivatives and forward contracts (note 11)	$12,796	$11,089
Unfavorable contract credits	0	2,913
Residual value guarantees	83	83
Lease aircraft return costs	451	1,632
Fixed interest rate obligations	2,772	2,900
Contract inducement	785	801
Deferred gains on sale-leasebacks of aircraft	1,899	1,853
Aircraft modifications	2,245	2,377

	$21,031	$23,648

Non-current:
Accrued pension obligations	$103,226	$107,699
Foreign currency embedded derivatives and forward contracts (note 11)	18,371	17,384
Residual value guarantees	17,779	17,345
Contract inducement	9,826	10,233
Insurance claims accrual	12,682	13,646
Fixed interest rate obligations	2,531	3,137
Deferred gains on sale-leasebacks of aircraft	15,547	14,475
Deferred rent liabilities	2,087	2,013
Other	5,121	5,589

	$187,170	$191,521

	2012	2011

Current:

Foreign currency embedded derivatives and foreign currency contracts	$11,089	$10,755
Unfavorable contract credits	2,913	12,238
Residual value guarantees	83	—
Lease aircraft return costs	1,632	1,585
Fixed interest rate obligations (a)	2,900	3,167
Contract inducement (note 3)	801	824
Deferred gains on sale-leasebacks of aircraft	1,853	589
Aircraft modifications	2,377	3,148

	$23,648	$32,306

Non-current:

Accrued pension obligations (note 20)	$107,699	$103,877
Foreign currency embedded derivatives and foreign currency contracts	17,384	24,807
Unfavorable contract credits	—	3,060
Residual value guarantees	17,345	12,852
Contract inducement (note 3)	10,233	11,323
Insurance claims accrual (b)	13,646	10,417
Fixed interest rate obligations (a)	3,137	6,262
Deferred gains on sale-leasebacks of aircraft	14,475	4,683
Deferred rent liabilities	2,013	3,645
Other	5,589	7,728

	$191,521	$188,654

(a)	Fixed interest rate obligations:

As part of the acquisition of the Predecessor, the Company acquired certain operating leases where swap arrangements were entered into with lessors to fix the interest rate on these leases’ floating interest rates. These swap arrangements are a separately identifiable contractual right that were valued as part of the acquisition. These fixed interest rate obligations are being amortized over the related lease term as a charge to lease costs, recorded in direct costs in the statement of operations.

(b)	Insurance claims accrual:

The insurance claims accrual relates solely to the Company’s reinsurance subsidiary, CHC Reinsurance S.A. The amount represents accruals for losses that have been reported, but not yet paid and accruals for losses that have been incurred, but not yet reported. The reinsurance subsidiary reinsures certain employee benefits, death and disability benefits, loss of license insurance and coverage not available in the commercial insurance market for the operations of the Company.

Long-term debt and capital lease obligations (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Long-term debt and capital lease obligations

	Principal Repayment terms	Facility maturity dates	July 31, 2012	April 30, 2012
Senior secured notes	At maturity	October 2020	$1,084,423	$1,084,109

Revolving credit facility:
US LIBOR plus margin	At maturity	October 2015	195,000	125,000
Alternate Base Rate plus margin	At maturity	October 2015	9,000	0

Other term loans:
Eurocopter Loan - 2.50%	On demand	—	2,054	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	June 2014	2,167	2,745
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	April 2018	5,170	10,476

Capital lease obligations	Quarterly	September 2012 - May 2014	26,778	26,922

Boundary Bay financing – 6.93%	Monthly	April 2035	32,593	33,205

Total long-term debt and capital lease obligations			1,357,185	1,287,080

Less: current portion			(15,104)	(17,701)

Long-term debt and capital lease obligations			$1,342,081	$1,269,379

	Principal Repayment terms	Facility maturity dates	2012	2011

Senior secured notes	At maturity	October 2020	$1,084,109	$1,082,936

Revolving credit facility:
US LIBOR plus margin (i)	At maturity	October 2015	125,000	70,000

Other term loans:
Eurocopter Loan - 2.50%	At maturity	June 2011	—	1,618

Eurocopter Loan - 2.50%	On demand	—	4,623	—

EDC US loan - 5.04%	Semi-annually	November 2011	—	1,959
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	June 2014	2,745	3,993
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	April 2018	10,476	13,609
Capital lease obligations	Quarterly	June 2012 - May 2014	26,922	117,371

Boundary Bay Financing - 6.93%	Monthly	April 2035	33,205	—

Total long-term debt			1,287,080	1,291,486
Less: current portion			(17,701)	(106,642)

Long-term			$1,269,379	$1,184,844

(i)	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 – 0.8% to 3.75%)

Debt obligations (Tables)	12 Months Ended
Apr. 30, 2012
Total Debt Obligations, Including Capital Leases, Denominated in Foreign Currencies and US Dollar Equivalent

Total debt obligations, including capital leases, denominated in foreign currencies and the US dollar equivalent are as follows:

2012			2011
Debt in original currency		US dollar equivalent	Debt in original currency		US dollar equivalent

	€3,495	$4,623		€3,199	$4,730

	£—	—		£7,111	11,830

CAD	45,887	46,426	CAD	16,741	17,602

		$51,049			$34,162

Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter

Repayment requirements related to the total debt obligations outstanding as of April 30, 2012 over the next five years and thereafter are as follows:

	Boundary Bay financing	Capital lease obligations	Other long-term debt (i)	Total
2013	$(3,364)	$10,769	$7,467	$14,872
2014	152	1,051	2,844	4,047
2015	165	16,188	2,295	18,648
2016	179	—	126,747	126,926
2017	195	—	1,746	1,941
and thereafter	35,878	—	1,101,746	1,137,624

	33,205	28,008	1,242,845	1,304,058
Less interest	—	(1,086)	—	(1,086)

Total	$33,205	$26,922	$1,242,845	$1,302,972

(i)	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.

Other financing Charges (income) (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of financing charges (income)

	Three months ended
	July 31, 2012	July 31, 2011
Amortization of deferred financing costs	$1,637	$1,629
Net loss (gain) on fair value of derivative financial instruments	4,311	(203)
Amortization of guaranteed residual values	522	410
Interest expense	3,081	420
Interest income	(3,087)	(3,141)
Other	1,690	629

	$8,154	$(256)

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Write-off of unamortized transaction costs on the senior facility agreement	$—	$47,140	$—
Amortization of deferred financing costs	6,851	7,151	4,036
Loss on interest rate swap	—	8,656	1,182
Net loss (gain) on fair value of derivative financial instruments	5,380	(5,567)	12,935
Amortization of guaranteed residual values	1,852	1,248	542
Interest expense	8,542	6,672	10,616
Interest income	(12,928)	(10,802)	(10,641)
Other	5,365	12,538	2,789

	$15,062	$67,036	$21,459

Income taxes (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Income Tax Recovery (Expense)

The Company’s income tax recovery (expense) is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current income tax recovery (expense):

Luxembourg	$(2,294)	$(5,857)	$(7,615)
Foreign	(13,751)	1,631	(37,016)

	(16,045)	(4,226)	(44,631)

Deferred income tax recovery (expense):

Related to origination and reversal of temporary differences from foreign jurisdictions	23,452	56,355	35,358
Change in valuation allowance	(55,624)	(19,213)	(24)

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Components of Loss from Continuing Operations Before Income Tax

The components of loss from continuing operations before income tax is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Luxembourg	$(38,499)	$5,411	$61,930
Foreign	7,823	(100,394)	(127,699)

	$(30,676)	$(94,983)	$(65,769)

Summary of Income tax recovery (expense)

The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss from continuing operations before income taxes as follows:

	For the quarter ended
	July 31, 2012	July 31, 2011
Loss from continuing operations before income tax	$(31,301)	$(6,003)
Combined Luxemburg statutory income tax rate	29%	29%

Income tax recovery calculated at statutory rate	9,077	1,741
(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	2,200	4,316
Change in tax law	(579)	(200)
Non-deductible items	(8,470)	(8,842)
Other foreign taxes	(3,432)	(4,805)
Non-deductible portion of capital losses	183	503
Non-taxable income	7,266	765
Adjustments to prior years	(39)	370
Functional currency adjustments	8,034	1,695
Valuation allowance	(15,161)	7,027
Other	(360)	1,277

Income tax recovery (expense)	$(1,281)	$3,847

The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss before taxes as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Loss from continuing operations before income tax	$(30,676)	$(94,983)	$(65,769)
Combined Luxemburg statutory income tax rate	29%	29%	29%

Income tax recovery calculated at statutory rate	8,896	27,545	19,073

(Increase) decrease in income tax recovery (expense) resulting from:

Rate differences in various jurisdictions	33,522	60,930	73,116
Change in tax law	(3,558)	493	(1,283)
Non-deductible items	(29,365)	(58,007)	(88,132)
Other foreign taxes	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses (gains)	991	(373)	4,301
Non-taxable income	10,292	1,442	3,781
Adjustments to prior years	(3,399)	(2,047)	7,781
Functional currency adjustments	4,627	32,163	(13,468)
Valuation allowance	(55,624)	(19,213)	(24)
Other	247	(2,277)	1,151

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities are presented below:

	2012	2011

Deferred income tax assets:

Pension and other employee benefits	$18,573	$16,716
Losses carried forward	356,697	295,652
Deferred costs	—	1,146
Current accounts payable and receivable	9,139	6,093
Intangible assets	—	3,140

Total deferred income tax assets	384,409	322,747
Valuation allowance	(227,838)	(165,877)

Net deferred income tax assets	$156,571	$156,870

Deferred income tax liabilities:
Intangible assets	$(6,501)	$—
Property, plant and equipment	(56,144)	(29,635)
Deferred capital gains and deferred revenue	(54,508)	(64,968)
Long-term debt	(4,964)	(11,917)
Deferred costs	(5,897)	—
Other	(2,873)	(1,077)

Net deferred income taxes	$25,684	$49,273

Distributed as follows:
Current deferred income tax assets	$8,542	$7,596
Current deferred income tax liabilities	(11,729)	(13,035)
Long-term deferred income tax assets	48,943	90,882
Long-term deferred income tax liabilities	(20,072)	(36,170)

	$25,684	$49,273

Non-capital Loss Carry Forwards

These non-capital loss carry forwards expire as follows:

	2013	2015	2017 and thereafter	No expiry date	Total

Tax losses (i):

Africa	$—	$10,913	$955	$12,458	$24,326
Australia	—	—	—	46,669	46,669
Brazil	—	—	—	88,279	88,279
Canada	—	—	145,196	—	145,196
Denmark	—	—	—	29,458	29,458
Netherlands	2,727	—	13,275	—	16,002
Norway	—	—	—	457,479	457,479
Ireland	—	—	—	16,986	16,986
United Kingdom	—	—	—	98,237	98,237
Luxembourg	—	—	—	251,825	251,825
United States	—	—	19,072	—	19,072
Other	—	—	25,371	200	25,571

	$2,727	$10,913	$203,869	$1,001,591	$1,219,100

(i)	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.

Summary of Total Amounts of Unrecognized Tax Benefits

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Opening balance	$15,302	$16,448	$15,834
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations	—	—	(9,848)
Foreign exchange	(748)	913	3,388

Total	$15,925	$15,302	$16,448

Summary of Income Tax Related Interest and Penalties

The following table summarizes information regarding income tax related interest and penalties:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Net reduction in interest and penalties	$(227)	$(628)	$(1,029)

Capital stock (Tables)	12 Months Ended
Apr. 30, 2012
Number of Capital Stock and CPECs

	Number of capital stock and CPECs issued
	Capital stock	CPECs

April 30, 2009	12,500	1,205,624,393
Conversion of series A CPECs	1,184,667,289	(1,184,667,289)
Conversion of series B CPECs	15,375,200	(15,375,200)
Conversion of series C CPECs	5,581,904	(5,581,904)
Redemption of capital stock	(20,957,104)	—

April 30, 2010	1,184,679,789	—
Capital stock	113,978	—

April 30, 2011	1,184,793,767	—
Capital stock	43,584,003	—

April 30, 2012	1,228,377,770	—

Stock Based Compensation (Tables)	12 Months Ended
Apr. 30, 2012
Ranges of Estimates and Assumptions Used in Calculation

The following table indicates ranges of estimates and assumptions used in the calculation:

Year of Exit Event		2012 - 2019
Probability of Exit Event	Base case	50% in years 2014 to 2017
	Accelerated exit	25% in years 2013 to 2016
	Delayed exit	25% in years 2015 and 2018
Risk free rate		0.03% - 2.01%
Expected dividends		nil
Historical volatility		43.59% - 51.88%

2011 Plan | Time and Performance Based Stock Options
Summary of Stock Option Activity

The following table summarizes the time and performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	36,144,451	0.65
Forfeited	—	—
Exchanged options	5,676,525	0.65

Outstanding, end of period	41,820,976	$0.65	9.6 years

Exercisable, end of period	—

2011 Plan | Performance Based Stock Options
Summary of Stock Option Activity

The following table summarizes the performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	74,267,700	0.65
Forfeited	—	—
Exchanged shares	170,000	0.65

Outstanding, end of period	74,437,700	$0.65	9.6 years

Exercisable, end of period	—

2008 Plan
Summary of Stock Option Activity

The following table summarizes the stock option activity under the 2008 Plan:

	April 30, 2012			April 30, 2011
	Number of options	Weighted average exercise price	Weighted remaining contractual life	Number of options	Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of year	29,829,585	$1.00		38,956,549	$1.00
Granted	—	—		—	—
Forfeited	(1,780,871)	1.00		(9,126,964)	1.00
Exchanged options	(5,676,525)	1.00		—	—

Outstanding, end of year	22,372,189	$1.00	6.4 years	29,829,585	$1.00	7.4 years

Exercisable, end of year	20,702,623			19,533,926

Employee pension plans (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of Contributions to Defined Contribution Plans	The following table summarizes contributions to defined contribution plans:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Company contributions	$14,197	$13,859	$11,512

Schedule of Defined Benefit Pension Plans

For the plans in Norway and the Netherlands, the expected long-term rate of return is considered in reference to the longest stated bond rates in each country.

	2012	2011

Change in benefit obligations:
Benefit obligations, beginning of year	$726,908	$700,822
Current service costs	17,573	20,028
Plan curtailment and settlement	—	(9,263)
Interest cost	35,344	33,842
Plan amendments	(14,766)	1,675
Actuarial loss (gain)	41,719	(63,469)
Benefits paid	(27,526)	(24,550)
Foreign currency translation	(44,190)	67,823

Benefit obligations, end of year	$735,062	$726,908

Change in plan assets:
Fair value of plan assets, beginning of year	$638,357	$536,541
Actual gain on plan assets	30,205	35,316
Employer contributions	43,372	29,745
Employee contributions	2,911	—
Benefits paid	(25,983)	(20,740)
Plan curtailment and settlement	—	(4,698)
Foreign currency translation	(42,050)	62,193

Fair value of plan assets, end of year	$646,812	$638,357

	2012	2011

Accumulated benefit obligation	$702,696	$669,329

Projected benefit obligation	$735,062	$726,908
Fair value of plan assets	646,812	638,357

Funded status	88,250	88,551
Pension guarantee assets	(4,974)	(5,406)

Net recognized pension liability	$83,276	$83,145

(b)	Defined benefit pension plans (continued):

	2012	2011

Net recognized pension liability:
Non-current asset - pension guarantee assets (note 13)	$4,974	$5,406
Non-current asset (note 13)	19,449	15,326
Non-current liability (note 14)	(107,699)	(103,877)

	2012	2011

Amounts recorded in accumulated other comprehensive (earnings) loss:
Unrecognized net actuarial and experience losses	$62,004	$15,432
Unrecognized prior service costs (credits)	(12,980)	1,762

	$49,024	$17,194

Significant Weighted Average Actuarial Assumptions Adopted

The significant weighted average actuarial assumptions adopted in measuring the defined benefit pension plan obligations and net benefit plan expense as at April 30, 2012 and 2011 are as follows:

	2012	2011

Discount rate	4.40%	5.35%
Rate of compensation increase	2.31%	2.22%
Discount rate for pension expense	4.98%	4.97%
Expected long-term rate of return on plan assets	5.60%	6.11%

Net defined benefit pension plan expense

The net defined benefit pension plan expense is as follows:

	Three months ended
	July 31, 2012	July 31, 2011
Current service cost	$4,650	$4,686
Interest cost	7,730	9,314
Expected return on plan assets	(10,094)	(8,908)
Amortization of net actuarial and experience losses	253	140
Amortization of past service credits	(92)	—
Employee contributions	(711)	(790)

	$1,736	$4,442

The net defined benefit pension plan expense is as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current service cost	$17,573	$20,028	$19,080
Interest cost	35,344	33,842	32,841
Curtailment and settlement loss (gain)	—	(1,757)	3,684
Expected return on plan assets	(34,691)	(30,258)	(30,107)
Amortization of net actuarial and experience losses	507	1,703	58
Amortization of past service costs (credits)	(249)	89	—
Employee contributions	(2,911)	(1,681)	(3,024)

	$15,573	$21,966	$22,532

Components of Other Comprehensive Loss (Earnings) Relating to Plans

The components of other comprehensive loss (earnings) relating to the plans consists of the following:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Other comprehensive loss (earnings):
Net loss (gain)	$46,452	$(71,937)	$55,255
Net prior service cost (credit)	(14,766)	1,675	—
Amortization of net actuarial loss (gain), past service costs and transition amounts	(258)	(1,792)	(58)
Settlements and curtailments	—	(554)	—
Foreign exchange translation	402	576	1,535

	$31,830	$(72,032)	$56,732

Fair Value of Pension Plan Assets
(c)	Pension plan assets and fair value measurement:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$27,339	$—	$—	$27,339
Equity investments	134,207	—	—	134,207
Fixed income	372,082	—	—	372,082
Money market and other	81,470	—	31,714	113,184

	$615,098	$—	$31,714	$646,812

(c)	Pension plan assets and fair value measurement (continued):

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total plan assets

Assets:
Cash equivalents and other short-term investments	$22,008	$—	$—	$22,008
Equity investments	141,071	—	—	141,071
Fixed income	438,836	—	—	438,836
Money market and other	8,654	—	27,788	36,442

	$610,569	$—	$27,788	$638,357

Changes in Level 3 Assets

The level 3 assets are valued using third party appraisals and changes in the level 3 assets are as follows:

	2012	2011

Opening	$27,788	$21,282
Actual return on assets	3,037	2,143
Purchases, sales and settlements, net	3,054	4,419
Foreign currency translation	(2,165)	(56)

	$31,714	$27,788

Benefits Expected to be Paid under Defined Benefit Pension Plans

As at April 30, 2012, benefits expected to be paid under the defined benefit pension plans in each of the next five fiscal years and in aggregate for the fiscal years thereafter, are as follows:

Pension benefits

2013	$29,472
2014	31,112
2015	32,618
2016	34,471
2017	36,315
Thereafter	201,722

$365,710

United Kingdom Defined Benefit Pension Plan
Investment in Plan Assets

For the UK defined benefit pension plan the investment policy requires that the plan assets held be invested as follows:

Category	Maximum percentage

UK equities	22% to 28%
Overseas equities	22% to 28%
Bonds	24% to 45%
Property	4% to 18%
Multi-strategy fund	2% to 18%

Norwegian Pension Plans
Investment in Plan Assets

The total equities, emerging markets bonds, high yield bonds, hedge funds and private equity funds can be a maximum 60% of total assets.

Category	Maximum percentage

Norwegian equities	15%
International equities	35%

Total equities	35%

Structured products	10%
High yield bonds	25%
Emerging markets bonds	0%
Government bonds	70%

Total bonds	100%

Money market	100%
Property funds	15%
Hedge funds	0%
Private equity funds	10%

Derivative financial instruments and fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Company's outstanding foreign exchange forward contracts

The Company’s outstanding foreign exchange forward contracts are as follows:

		Notional	Fair value asset (liability)	Maturity dates
July 31, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	249,432	$2,832	August 2012 to January 2015

Purchase contracts to sell US dollars and buy Euros		€86,140	(3,117)	September 2012 to July 2014

The Company’s outstanding foreign exchange forward contracts are as follows:

	Notional		Fair value	Maturity dates

April 30, 2012:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	250,502	$6,743	May 2012 to October 2014
Purchase contracts to sell US dollars and buy Euros		€16,872	(1,551)	September 2012

	Notional		Fair value	Maturity dates

April 30, 2011:
Purchase contracts to sell US dollars and buy Canadian dollars	CAD	216,207	$17,682	May 2011 to December 2013
Purchase contracts to sell US dollars and buy Euros		€78,362	826	June 2011 to April 2012

Financial instruments measured at fair value on a recurring basis

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial assets:
Other assets, current:
Foreign currency forward contracts	$—	$3,939	$—	$3,939
Foreign currency embedded derivatives	—	1,402	—	1,402
Other assets, non-current:
Foreign currency forward contracts	—	644	—	644
Foreign currency embedded derivatives	—	370	—	370

	$—	$6,355	$—	$6,355

	July 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value
Financial liabilities:
Other liabilities, current:
Foreign currency forward contracts	$—	$(3,628)	$—	$(3,628)
Foreign currency embedded derivatives	—	(9,168)	—	(9,168)
Other liabilities, non-current:
Foreign currency forward contracts	—	(1,240)	—	(1,240)
Foreign currency embedded derivatives	—	(17,131)	—	(17,131)

	$—	$(31,167)	$—	$(31,167)

The following tables summarize the financial instruments measured at fair value on a recurring basis excluding cash and cash equivalents and restricted cash:

	April 30, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$6,036	$—	$6,036
Foreign currency embedded derivatives	—	488	—	488

Other assets, non-current:
Foreign currency forward contracts	—	1,630	—	1,630
Foreign currency embedded derivatives	—	65	—	65

	$—	$8,219	$—	$8,219

Financial liabilities
Other liabilities, current:
Foreign currency forward contracts	$—	$(1,747)	$—	$(1,747)
Foreign currency embedded derivatives	—	(9,342)	—	(9,342)
Other liabilities, non-current:
Foreign currency forward contracts	—	(728)	—	(728)
Foreign currency embedded derivatives	—	(16,656)	—	(16,656)

	$—	$(28,473)	$—	$(28,473)

	April 30, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value

Financial assets
Other assets, current:
Foreign currency forward contracts	$—	$9,213	$—	$9,213
Foreign currency embedded derivatives	—	176	—	176
Other assets, non-current:
Foreign currency forward contracts	—	8,762	—	8,762
Foreign currency embedded derivatives	—	3	—	3

	$—	$18,154	$—	$18,154

Financial liabilities
Other liabilities, current:
Foreign currency embedded derivatives	$—	$(10,755)	$—	$(10,755)
Other liabilities, non-current:
Foreign currency embedded derivatives	—	(24,807)	—	(24,807)

	$—	$(35,562)	$—	$(35,562)

Fair value based on quoted market prices

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for non-revolving debt obligations, the fair values of which are as follows:

	July 31, 2012
	Fair value	Carrying value
Senior secured notes	$1,116,500	$1,084,423

The carrying values of the Company’s other financial instruments, which are measured at other than fair value, approximate fair value due to the short terms to maturity, except for the senior secured notes, the fair value of which is as follows:

	April 30, 2012		April 30, 2011
	Fair value	Carrying value	Fair value	Carrying value

Senior secured notes	$1,091,750	$1,084,109	$1,071,125	$1,082,936

Supplemental cash flow information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Additional cash flow information

	Three months ended
	July 31, 2012	July 31, 2011
Cash interest paid	$2,822	$2,715
Cash taxes paid	6,576	5,668
Assets acquired through non-cash capital leases	—	48,529

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Cash interest paid	$110,163	$132,453	$63,413
Cash taxes paid	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock	—	—	7,808
Assets acquired through non-cash capital leases	48,529	126,415	—
Assets under construction related to aircraft purchase contracts novated to lessors	—	—	45,306

Change in cash resulting from changes in operating assets and liabilities

Change in cash resulting from changes in operating assets and liabilities:

	Three months ended
	July 31, 2012	July 31, 2011
Receivables, net of allowance	$(37,615)	$(46,855)
Income taxes	(4,643)	3,782
Inventory	(3,524)	2,702
Prepaid expenses	(2,609)	(8,162)
Payables and accruals	(10,620)	(11,934)
Deferred revenue	5,375	(2,314)
Other assets and liabilities	(944)	(4,102)

	$(54,580)	$(66,883)

Change in cash resulting from changes in operating assets and liabilities:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Receivables	$(38,397)	$(37,614)	$(14,971)
Income taxes	5,170	(8,693)	25,341
Inventory	5,007	(8,021)	2,866
Prepaid expenses	(4,335)	6,894	(14,088)
Payable and accruals	12,407	26,071	1,208
Deferred revenue	4,645	14,057	(1,519)
Other assets and liabilities	(7,123)	(5,388)	(1,530)

	$(22,626)	$(12,694)	$(2,693)

Commitments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of operating leases

The minimum lease rentals required under operating leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases
2013	$207,661	$8,471	$216,132
2014	186,978	7,130	194,108
2015	171,409	6,165	177,574
2016	151,911	4,676	156,587
2017	126,841	4,080	130,921
and thereafter	339,481	60,366	399,847

	$1,184,281	$90,888	$1,275,169

The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352

Segment information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of consolidated financial statement by segment

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

Three months ended July 31, 2012	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$389,904	$24,546	$1,619	$—	$416,069
Add: Inter-segment revenues	849	68,461	—	(69,310)	—

Total revenue	390,753	93,007	1,619	(69,310)	416,069
Direct costs (i)	(289,142)	(79,343)	1,518	69,310	(297,657)
Earnings from equity accounted investees	1,012	—	—	—	1,012
General and administration costs	—	—	(18,525)	—	(18,525)

Segment EBITDAR (adjusted) (ii)	102,623	13,664	(15,388)	—	100,899

Aircraft lease and associated costs	(48,430)	—	—	—	(48,430)
Amortization					(28,310)
Restructuring costs					(1,930)
Impairment of receivables and funded residual value guarantees					(715)
Recovery of intangible assets (iii)					521
Impairment of assets held for sale					(5,647)
Impairment of assets held for use					(660)
Loss on disposal of assets					(1,591)
Interest on long-term debt					(29,883)
Foreign exchange loss					(7,401)
Other financing charges					(8,154)
Income tax expense					(1,281)

Loss from continuing operations					(32,582)
Earnings from discontinued operations, net of tax					345

Net loss					$(32,237)

Segment assets	$848,673	$339,825	$1,451,135	$—	$2,639,633
Segment assets - held for sale	526	—	60,809	—	61,335

Total assets	$849,199	$339,825	$1,511,944	$—	$2,700,968

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Recovery of intangible assets relates to the Corporate and other segment.

Three months ended July 31, 2011	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$373,294	$34,888	$1,467	$—	$409,649
Add: Inter-segment revenues	1,264	67,485	30	(68,779)	—

Total revenue	374,558	102,373	1,497	(68,779)	409,649

Direct costs (i)	(279,466)	(81,359)	(4,099)	68,779	(296,145)
Earnings from equity accounted investees	596	—	—	—	596
General and administration costs	—	—	(14,031)	—	(14,031)

Segment EBITDAR (adjusted) (ii)	95,688	21,014	(16,633)	—	100,069

Aircraft lease and associated costs	(40,496)	—	—	—	(40,496)
Amortization					(27,103)
Restructuring costs					(4,804)
Impairment of receivables and funded residual value guarantees					(16)
Impairment of intangible assets (iii)					(108)
Impairment of assets held for sale					(7,381)
Gain on disposal of assets					4,057
Interest on long-term debt					(30,670)
Foreign exchange gain					193
Other financing income					256
Income tax recovery					3,847

Loss from continuing operations					(2,156)
Loss from discontinued operations, net of tax					(786)

Net loss					$(2,942)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Impairment of intangible assets relates to the Corporate and other segment.

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

	For the year ended April 30, 2012
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,520,223	$166,479	$5,837	$—	$1,692,539
Add: Inter-segment revenues	7,550	275,920	18	(283,488)	—

Total revenue	1,527,773	442,399	5,855	(283,488)	1,692,539
Direct costs (i)	(1,117,216)	(353,485)	(18,002)	283,488	(1,205,215)
Earnings from equity accounted investees	2,844	—	0	—	2,844
General and administrative	—	—	(69,590)	—	(69,590)

Segment EBITDAR (adjusted) (ii)	413,401	88,914	(81,737)	—	420,578

Aircraft lease and associated costs	(176,685)	—	—	—	(176,685)
Amortization					(112,967)
Restructuring costs					(22,511)
Recovery of receivables and funded residual value guarantees					272
Impairment of intangible assets					(4,218)
Impairment of assets held for sale					(13,469)
Gain on disposal of assets					8,169
Interest on long-term debt					(116,578)
Foreign exchange gain					1,795
Other financing charges					(15,062)
Income tax expense					(48,217)

Loss from continuing operations					(78,893)
Loss from discontinued operations, net of tax					(16,107)

Loss for the year					$(95,000)

Segment assets	$858,930	$392,150	$1,385,089	$—	$2,636,169
Segment assets - held-for-sale (note 7)	521	—	79,292	—	79,813

Total assets	$859,451	$392,150	$1,464,381	$—	$2,715,982

Segment capital asset expenditures	$11,762	$114,971	$249,891	$—	$376,624
Segment goodwill	433,811	—	—	—	433,811

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

	For the year ended April 30, 2011
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,311,983	$129,222	$4,255	$—	$1,445,460
Add: Inter-segment revenues	7,508	238,397	617	(246,522)	—

Total revenue	1,319,491	367,619	4,872	(246,522)	1,445,460
Direct costs (i), (iii)	(951,268)	(324,057)	(18,049)	246,522	(1,046,852)
Earnings from equity accounted investees	2,159	—	—	—	2,159
General and administrative	—	—	(65,391)	—	(65,391)

Segment EBITDAR (adjusted) (ii)	370,382	43,562	(78,568)	—	335,376

Aircraft lease and associated costs	(164,828)	—	—	—	(164,828)
Amortization					(99,625)
Restructuring costs					(4,751)
Impairment of receivables and funded residual value guarantees					(1,919)
Impairment of intangible assets					(20,608)
Impairment of assets held for sale					(5,239)
Gain on disposal of assets					7,193
Interest on long-term debt					(91,462)
Foreign exchange gain					17,916
Other financing charges					(67,036)
Income tax recovery					32,916

Loss from continuing operations					(62,067)
Loss from discontinued operations, net of tax					(3,202)

Loss for the year					$(65,269)

Segment assets	$1,060,591	$404,940	$1,272,825	$—	$2,738,356
Segment assets - held-for-sale (note 7)	2,749	15,268	31,782	—	49,799

Total assets	$1,063,340	$420,208	$1,304,607	$—	$2,788,155

Segment capital asset expenditures	$12,105	$100,287	$116,412	$—	$228,804
Segment goodwill	448,121	—	—	—	448,121

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
(iii)	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.

	For the year ended April 30, 2010
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,186,898	$112,470	$14,198	$—	$1,313,566
Add: Inter-segment revenues	8,462	263,085	1	(271,548)	—

Total revenue	1,195,360	375,555	14,199	(271,548)	1,313,566
Direct costs (i)	(834,351)	(312,431)	(9,576)	271,548	(884,810)
Earnings from equity accounted investees	1,436	—	—	—	1,436
General and administrative	—	—	(61,157)	—	(61,157)

Segment EBITDAR (adjusted) (ii)	362,445	63,124	(56,534)	—	369,035

Aircraft lease and associated costs	(145,072)	—	—	—	(145,072)
Amortization					(77,738)
Restructuring costs					(4,855)
Impairment of receivables and funded residual value guarantees					(13,266)
Impairment of intangible assets					(53,903)
Impairment of assets held for sale					(26,585)
Impairment of property and equipment					(36,240)
Loss on disposal of assets					(2,686)
Interest on long-term debt					(69,520)
Foreign exchange gain					16,520
Other financing charges					(21,459)
Income tax expense					(9,297)

Loss from continuing operations					(75,066)
Loss from discontinued operations, net of tax					(1,436)

Loss for the year					$(76,502)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

Revenue by Geographic Area

Geographic information:

	Revenue For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Canada	$13,914	$12,671	$16,386
United Kingdom	262,592	243,921	251,627
Norway	531,452	452,578	405,258
Africa	60,503	56,361	54,776
Australia	213,970	137,639	126,992
Denmark	29,538	29,108	29,535
The Netherlands	94,663	95,835	119,234
Brazil	210,347	163,928	105,856
Asia	93,782	107,305	93,671
Other European countries	139,955	112,188	49,539
Other countries	41,823	33,926	60,692

Consolidated total	$1,692,539	$1,445,460	$1,313,566

Property and Equipment and Goodwill by Geographic Area

As at April 30, 2012, these two customers had outstanding accounts receivable balances of $24.4 million.

	Property and equipment		Goodwill
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011

Canada	$62,425	$91,779	$10,857	$11,149
United Kingdom	60,323	75,879	87,800	93,087
Norway	525,470	532,338	39,716	43,526
Africa	55,247	95,138	9,794	10,470
Australia	111,920	97,954	19,523	20,425
Denmark	685	744	1,076	1,199
The Netherlands	9,450	19,466	36,179	40,446
Asia	43,084	46,035	16,100	16,100
Other European countries	58,852	58,686	7,045	7,873
Other countries	99,404	115,480	205,721	203,846

Consolidated total	$1,026,860	$1,133,499	$433,811	$448,121

Supplemental condensed consolidated financial information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Condensed Consolidated Balance Sheets

Balance Sheets as at July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075
Receivables, net of allowance for doubtful accounts	4	113	126,553	173,894	(637)	299,927
Current intercompany receivables	6,073	510,373	522,657	314,222	(1,353,325)	—
Income taxes receivable	—	—	4,203	18,397	—	22,600
Deferred income tax assets	—	—	5,359	3,363	—	8,722
Inventories	—	—	79,043	7,717	—	86,760
Prepaid expenses	—	—	13,759	9,584	—	23,343
Other assets	—	79,004	106,148	27,805	(177,607)	35,350

	5,334	618,606	951,347	519,175	(1,560,685)	533,777
Property and equipment, net	—	—	897,775	79,464	(381)	976,858
Investments	595,150	241,149	277,946	16,226	(1,106,256)	24,215
Intangible assets	—	—	215,588	1,827	—	217,415
Goodwill	—	—	328,450	96,221	—	424,671
Restricted cash	—	—	6,090	13,667	—	19,757
Other assets	—	30,063	357,524	37,243	(30,024)	394,806
Long-term intercompany receivables	—	839,848	28,100	481,686	(1,349,634)	—
Deferred income tax assets	—	—	25,523	22,611	—	48,134
Assets held for sale	—	—	61,335	—	—	61,335

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$5	$31,885	$242,690	$100,777	$(31,887)	$343,470
Deferred revenue	—	—	16,102	8,200	—	24,302
Income taxes payable	4,444	3,023	23,980	12,206	(3,023)	40,630
Current intercompany payables	1,350	31,753	338,291	503,184	(874,578)	—
Deferred income tax liabilities	—	—	11,809	(302)	—	11,507
Current facility secured by accounts receivable	—	—	—	52,763	—	52,763
Other liabilities	—	23,592	39,442	80,193	(122,196)	21,031
Current portion of long-term debt	—	—	15,104	—	—	15,104

	5,799	90,253	687,418	757,021	(1,031,684)	508,807
Long-term debt	—	1,288,423	1,342,081	—	(1,288,423)	1,342,081
Long-term intercompany payables	—	—	442,465	67,281	(509,746)	—
Deferred revenue	—	—	21,039	25,759	—	46,798
Other liabilities	16	—	110,889	76,265	—	187,170
Deferred income tax liabilities	—	—	10,045	7,099	—	17,144

Total liabilities	5,815	1,378,676	2,613,937	933,425	(2,829,853)	2,102,000
Redeemable non-controlling interests	—	—	—	4,299	—	4,299
Shareholders’ equity	594,669	350,990	535,741	330,396	(1,217,127)	594,669

	$600,484	$1,729,666	$3,149,678	$1,268,120	$(4,046,980)	$2,700,968

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long-term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities and Shareholders’ Equity
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Liabilities held for sale	—	—	—	—	—	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Balance Sheets as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921
Receivables, net of allowance for doubtful accounts	4	113	114,771	108,394	(717)	222,565
Current intercompany receivables	6,099	354,672	438,739	227,097	(1,026,607)	—
Income taxes receivable	—	—	1	11,456	—	11,457
Deferred income tax assets	—	—	9,637	2,169	(4,210)	7,596
Inventories	—	—	91,413	10,811	—	102,224
Prepaid expenses	69	—	8,007	9,777	—	17,853
Other assets	—	8,390	27,186	83,322	(82,664)	36,234

	6,200	365,867	704,770	506,903	(1,116,890)	466,850
Property and equipment, net	—	—	1,078,542	55,338	(381)	1,133,499
Investments	773,706	555,426	437,943	14,368	(1,757,895)	23,548
Intangible assets	—	—	241,046	2,138	—	243,184
Goodwill	—	—	349,373	98,748	—	448,121
Restricted cash	—	—	6,798	6,421	—	13,219
Other assets	—	35,595	292,382	26,671	(35,595)	319,053
Long term intercompany receivables	—	932,192	30,795	508,612	(1,471,599)	—
Deferred income tax assets	—	—	72,796	21,644	(3,558)	90,882
Assets held for sale	—	—	46,234	3,565	—	49,799

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Liabilities
Current Liabilities
Payables and accruals	$20	$6,383	$219,217	$145,611	$(6,383)	$364,848
Deferred revenue	—	—	16,114	8,069	—	24,183
Income taxes payable	6,882	4,088	(4,913)	32,731	(9,656)	29,132
Current intercompany payables	28,712	92,601	324,848	345,739	(791,900)	—
Deferred income tax liabilities	—	—	12,373	1,900	(1,238)	13,035
Current facility secured by accounts receivable	—	—	—	21,571	—	21,571
Other liabilities	—	81,858	91,022	19,351	(159,925)	32,306
Current portion of long-term debt	—	—	106,642	—	—	106,642

	35,614	184,930	765,303	574,972	(969,102)	591,717
Long-term debt	—	1,152,936	1,184,844	—	(1,152,936)	1,184,844
Long-term intercompany payables	—	—	468,315	71,083	(539,398)	—
Liabilities held for sale	—	—	1,608	—	—	1,608
Deferred revenue	—	—	13,014	24,785	—	37,799
Other liabilities	16	2	105,685	82,953	(2)	188,654
Deferred income tax liabilities	—	—	27,812	8,358	—	36,170

Total liabilities	35,630	1,337,868	2,566,581	762,151	(2,661,438)	2,040,792

Redeemable non-controlling interests	—	—	—	3,087	—	3,087

Shareholders’ equity	744,276	551,212	694,098	479,170	(1,724,480)	744,276

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Condensed Consolidated Statements of Operations

Statements of Operations for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$261,400	$277,277	$(122,608)	$416,069

Operating expenses:
Direct costs	—	(31)	(194,889)	(273,806)	122,639	(346,087)
Earnings (loss) from equity accounted investees	(33,191)	(58,157)	(61,957)	681	153,636	1,012
General and administration costs	(2)	(1,698)	(16,790)	(1,777)	1,742	(18,525)
Amortization	—	—	(25,527)	(2,783)	—	(28,310)
Restructuring costs	—	—	(1,033)	(897)	—	(1,930)
Impairment of receivables and funded residual value guarantees	—	—	(715)	—	—	(715)
Recovery of intangible assets	—	—	521	—	—	521
Impairment of assets held for sale	—	—	(5,647)	—	—	(5,647)
Impairment of assets held for use	—	—	(660)	—	—	(660)
Gain (loss) on disposal of assets	—	—	(1,624)	33	—	(1,591)

	(33,193)	(59,886)	(308,321)	(278,549)	278,017	(401,932)

Operating income (loss)	(33,193)	(59,886)	(46,921)	(1,272)	155,409	14,137
Financing income (charges)	91	28,756	20,877	(66,406)	(28,756)	(45,438)

Loss from continuing operations before income tax	(33,102)	(31,130)	(26,044)	(67,678)	126,653	(31,301)

Income tax recovery (expense)	(3)	(760)	(7,493)	6,215	760	(1,281)

Loss from continuing operations	(33,105)	(31,890)	(33,537)	(61,463)	127,413	(32,582)

Earnings from discontinued operations, net of tax	—	—	345	—	—	345

Net loss	(33,105)	(31,890)	(33,192)	(61,463)	127,413	(32,237)

Net earnings (loss) attributable to:
Controlling interest	(33,105)	(31,890)	(33,192)	(62,331)	127,413	(33,105)
Non-controlling interests	—	—	—	868	—	868

Net loss	$(33,105)	$(31,890)	$(33,192)	$(61,463)	$127,413	$(32,237)

Comprehensive loss	$(66,234)	$(63,006)	$(66,320)	$(78,983)	$210,933	$(63,610)

Statements of Operations for the three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Revenue	$—	$—	$260,003	$288,589	$(138,943)	$409,649

Operating expenses:
Direct costs	—	(40)	(209,060)	(267,592)	140,051	(336,641)
Earnings (loss) from equity accounted investees	(8,257)	16,689	13,461	209	(21,506)	596
General and administration costs	(72)	(2,709)	(2,182)	(10,537)	1,469	(14,031)
Amortization	—	—	(23,860)	(3,243)	—	(27,103)
Restructuring costs	—	—	(4,782)	(22)	—	(4,804)
Impairment of receivables and funded residual value guarantees	—	—	(16)	—	—	(16)
Impairment of intangible assets	—	—	(108)	—	—	(108)
Impairment of assets held for sale	—	—	(6,637)	(744)	—	(7,381)
Gain on disposal of assets	—	—	4,057	—	—	4,057

	(8,329)	13,940	(229,127)	(281,929)	120,014	(385,431)

Operating income (loss)	(8,329)	13,940	30,876	6,660	(18,929)	24,218
Financing income (charges)	(44)	(19,777)	(44,221)	14,044	19,777	(30,221)

Income (loss) from continuing operations before income tax	(8,373)	(5,837)	(13,345)	20,704	848	(6,003)
Income tax recovery (expense)	—	(1,037)	5,874	(2,026)	1,036	3,847

Income (loss) from continuing operations	(8,373)	(6,874)	(7,471)	18,678	1,884	(2,156)

Loss from discontinued operations, net of tax	—	—	(786)	—	—	(786)

Net earnings (loss)	(8,373)	(6,874)	(8,257)	18,678	1,884	(2,942)

Net earnings (loss) attributable to:
Controlling interest	(8,373)	(6,874)	(8,257)	13,247	1,884	(8,373)
Non-controlling interests	—	—	—	5,431	—	5,431

Net earnings (loss)	$(8,373)	$(6,874)	$(8,257)	$18,678	$1,884	$(2,942)

Comprehensive income (loss)	$(19,419)	$(17,255)	$(19,303)	$8,661	$31,873	$(15,443)

Statements of Operations as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$1,154,778	$1,093,376	$(555,615)	$1,692,539

Operating expenses:
Direct costs	—	(2)	(865,677)	(1,071,839)	555,618	(1,381,900)
Earnings from equity accounted investees	(107,782)	(102,017)	(42,236)	1,178	253,701	2,844
General and administration costs	(387)	32,223	(37,504)	(31,515)	(32,407)	(69,590)
Amortization	—	—	(98,755)	(14,212)	—	(112,967)
Restructuring costs	—	—	(18,359)	(4,152)	—	(22,511)
Recovery of receivables and funded residual value guarantees	—	—	272	—	—	272
Impairment of intangible assets	—	—	(4,218)	—	—	(4,218)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(12,794)	(675)	—	(13,469)
Gain on disposal of assets	—	—	7,335	834	—	8,169

	(108,169)	(69,796)	(1,071,936)	(1,120,381)	776,912	(1,593,370)

Operating income (loss)	(108,169)	(69,796)	82,842	(27,005)	221,297	99,169
Financing charges	(32)	(42,655)	(120,835)	(8,978)	42,655	(129,845)

Loss from continuing operations before income tax	(108,201)	(112,451)	(37,993)	(35,983)	263,952	(30,676)

Income tax recovery (expense)	779	(3,072)	(53,683)	4,687	3,072	(48,217)

Loss from continuing operations	(107,422)	(115,523)	(91,676)	(31,296)	267,024	(78,893)

Loss from discontinued operations, net of tax	—	—	(16,107)	—	—	(16,107)

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Net earnings (loss) attributable to:
Controlling interest	$(107,422)	$(115,523)	$(107,783)	$(43,718)	$267,024	$(107,422)
Non-controlling interests	—	—	—	12,422	—	12,422

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Comprehensive loss	(184,219)	(190,410)	(184,580)	(68,832)	442,410	(185,631)

Statements of Operations as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$882,995	$1,008,060	$(445,595)	$1,445,460

Operating expenses:
Direct costs	—	—	(702,455)	(954,801)	445,576	(1,211,680)
Earnings from equity accounted investees	(55,754)	(72,037)	8,669	585	120,696	2,159
General and administration costs	(572)	(15,203)	(28,576)	(36,088)	15,048	(65,391)
Amortization	—	—	(93,790)	(5,835)	—	(99,625)
Restructuring costs	—	—	(4,751)	—	—	(4,751)
Impairment of receivables and funded residual value guarantees	—	—	(1,919)	—	—	(1,919)
Impairment of intangible assets	—	—	(20,608)	—	—	(20,608)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(5,228)	(11)	—	(5,239)
Gain on disposal of assets	—	—	5,263	1,930	—	7,193

	(56,326)	(87,240)	(843,395)	(994,220)	581,320	(1,399,861)

Operating income (loss)	(56,326)	(87,240)	39,600	13,840	135,725	45,599
Financing charges	(12,480)	24,032	(147,367)	19,558	(24,325)	(140,582)

Loss from continuing operations before income tax	(68,806)	(63,208)	(107,767)	33,398	111,400	(94,983)

Income tax recovery (expense)	(1,532)	(4,301)	55,215	(19,863)	3,397	32,916

Loss from continuing operations	(70,338)	(67,509)	(52,552)	13,535	114,797	(62,067)

Loss from discontinued operations, net of tax	—	—	(3,202)	—	—	(3,202)

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Net earnings (loss) attributable to:
Controlling interest	$(70,338)	$(67,509)	$(55,754)	$8,466	$114,797	$(70,338)
Non-controlling interests	—	—	—	5,069	—	5,069

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Comprehensive income	49,972	47,137	64,556	90,841	(174,420)	78,086

Statements of Operations for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$829,544	$903,524	$(419,502)	$1,313,566

Operating expenses:
Direct costs	—	—	(616,824)	(832,116)	419,058	(1,029,882)
Earnings from equity accounted investees	(247,766)	(114,627)	27,539	216	336,074	1,436
General and administration costs	(2,483)	(29,425)	(37,338)	(19,574)	27,663	(61,157)
Amortization	—	—	(73,985)	(3,753)	—	(77,738)
Restructuring costs	—	—	(3,931)	(924)	—	(4,855)
Impairment of receivables and funded residual value guarantees	—	—	(11,588)	(1,678)	—	(13,266)
Impairment of intangible assets	—	—	(53,903)	—	—	(53,903)
Impairment of property and equipment	—	—	(34,805)	(1,435)	—	(36,240)
Impairment of assets held for sale	—	—	(21,823)	(4,762)	—	(26,585)
Gain (loss) on disposal of assets	—	—	6,518	(8,822)	(382)	(2,686)
Goodwill impairment	—	—	—	—	—	—

	(250,249)	(144,052)	(820,140)	(872,848)	782,413	(1,304,876)

Operating income (loss)	(250,249)	(144,052)	9,404	30,676	362,911	8,690
Financing charges	183,002	88,342	(261,597)	4,235	(88,441)	(74,459)

Loss from continuing operations before income tax	(67,247)	(55,710)	(252,193)	34,911	274,470	(65,769)

Income tax recovery (expense)	(3,360)	(4,360)	5,863	(11,801)	4,361	(9,297)

Loss from continuing operations	(70,607)	(60,070)	(246,330)	23,110	278,831	(75,066)

Loss from discontinued operations, net of tax	—	—	(1,436)	—	—	(1,436)

Loss for the year	(70,607)	(60,070)	(247,766)	23,110	278,831	(76,502)

Net earnings (loss) attributable to:
Controlling interest	(70,607)	(60,070)	(247,766)	29,005	278,831	(70,607)
Non-controlling interests	—	—	—	(5,895)	—	(5,895)

Loss for the year	$(70,607)	$(60,070)	$(247,766)	$23,110	$278,831	$(76,502)

Comprehensive loss	(39,723)	(32,790)	(216,882)	(19,647)	244,292	(64,750)

Condensed Consolidated Cash Flow Statement
Cash Flows for the three months ended July 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(939)	$(43,113)	$11,237	$(56,215)	$43,113	$(45,917)
Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	8,243	—	8,243
Long term debt proceeds	—	225,000	225,153	—	(225,000)	225,153
Long term debt repayments	—	(146,000)	(151,953)	—	146,000	(151,953)

Cash provided by financing activities	—	79,000	73,200	8,243	(79,000)	81,443

Investing activities:
Property and equipment additions	—	—	(41,294)	(5,373)	—	(46,667)
Proceeds from disposal of property and equipment	—	—	47,193	32	—	47,225
Aircraft deposits net of lease inception refunds	—	—	(30,081)	—	—	(30,081)
Restricted cash	—	—	—	5,346	—	5,346
Distributions from equity investments	—	—	—	—	—	—

Cash provided by (used in) investing activities	—	—	(24,182)	5	—	(24,177)

Cash provided by (used in) continuing operations	(939)	35,887	60,255	(47,967)	(35,887)	11,349

Cash flows provided by (used in) discontinued operations:
Cash flows provided by operating activities	—	—	345	—	—	345
Cash flows used in financing activities	—	—	(345)	—	—	(345)

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(7,662)	(2,159)	—	(9,821)

Change in cash and cash equivalents during the period	(939)	35,887	52,593	(50,126)	(35,887)	1,528

Cash and cash equivalents, beginning of the period	196	(6,771)	41,032	14,319	6,771	55,547

Cash and cash equivalents, end of the period	$(743)	$29,116	$93,625	$(35,807)	$(29,116)	$57,075

Statements of Cash Flows for three months ended July 31, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(228)	$(104,939)	$3,506	$(67,257)	$104,939	$(63,979)
Financing activities:

Sold interest in accounts receivable, net of collections	—	—	—	39,552	—	39,552
Long term debt proceeds	—	280,000	280,000	—	(280,000)	280,000
Long term debt repayments	—	(240,000)	(273,713)	—	240,000	(273,713)

Cash provided by (used in) financing activities	—	40,000	6,287	39,552	(40,000)	45,839

Investing activities:
Property and equipment additions	—	—	(36,420)	(6,367)	—	(42,787)
Proceeds from disposal of property and equipment	—	—	48,003	—	—	48,003
Aircraft deposits net of lease inception refunds	—	—	(1,686)	—	—	(1,686)
Restricted cash	—	—	536	(2,103)	—	(1,567)
Distributions from equity investments	—	—	936	—	—	936

Cash provided by (used in) investing activities	—	—	11,369	(8,470)	—	2,899

Cash provided by (used in) continuing operations	(228)	(64,939)	21,162	(36,175)	64,939	(15,241)

Cash flows provided by (used in) discontinued operations:
Cash flows used in operating activities	—	—	(469)	—	—	(469)
Cash flows provided by financing activities	—	—	469	—	—	469

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(2,959)	(1,240)	—	(4,199)

Change in cash and cash equivalents during the period	(228)	(64,939)	18,203	(37,415)	64,939	(19,440)

Cash and cash equivalents, beginning of the period	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the period	$(200)	$(62,247)	$33,219	$16,462	$62,247	$49,481

Statements of Cash Flows for the year ended April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(28,331)	$(174,931)	$97,930	$(13,998)	$134,931	$15,601

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	27,203	—	27,203
Long term debt proceeds	—	835,000	867,853	—	(835,000)	867,853
Long term debt repayments	—	(780,000)	(786,808)	—	780,000	(786,808)
Long term intercompany flow - issuance of debt	(71,501)	71,501	71,501	—	(71,501)	—
Dividends paid (received)	—	40,000	(40,000)	—	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(1,033)	(1,033)	—	1,033	(1,033)
Proceeds from the issuance of capital stock	100,000	—	—	—	—	100,000

Cash (used in) provided by financing activities	28,499	165,468	111,513	27,203	(125,468)	207,215

Investing activities:
Property and equipment additions	—	—	(341,325)	(35,299)	—	(376,624)
Proceeds from disposal of property and equipment	—	—	218,253	6	—	218,259
Aircraft deposits net of lease inception refunds	—	—	(47,307)	—	—	(47,307)
Restricted cash	—	—	536	(13,671)	—	(13,135)
Distributions from equity investments	—	—	1,134	—	—	1,134

Cash used in investing activities	—	—	(168,709)	(48,964)	—	(217,673)

Cash (used in) provided by continuing operations	168	(9,463)	40,734	(35,759)	9,463	5,143

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	2,240	—	—	2,240
Cash flows provided by financing activities	—	—	(2,240)	—	—	(2,240)

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(14,718)	(3,799)	—	(18,517)

Change in cash and cash equivalents during the year	168	(9,463)	26,016	(39,558)	9,463	(13,374)

Cash and cash equivalents, beginning of the year	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the year	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547

Statements of Cash Flows for the year ended April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(153)	$(91,172)	$(9,200)	$51,643	$91,172	$42,290

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	(25,309)	—	(25,309)
Proceeds from the senior secured notes	—	1,082,389	1,082,389	—	(1,082,389)	1,082,389
Repayment of the senior credit facility debt	—	(1,020,550)	(1,020,550)	—	1,020,550	(1,020,550)
Redemption of senior subordinated notes	—	—	(129)	—	—	(129)
Settlement of the interest rate swap and other breakage fees	—	(45,711)	(45,711)	—	45,711	(45,711)
Long term debt proceeds	—	262,800	262,800	—	(262,800)	262,800
Long term debt repayments	—	(199,737)	(213,920)	—	199,737	(213,920)
Long term intercompany flow - issuance of debt	—	—	4,518	(4,518)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(42,650)	(42,721)	—	42,650	(42,721)
Proceeds from the issuance of capital stock	146	—	—	—	—	146

Cash (used in) provided by financing activities	146	36,541	26,676	(29,827)	(36,541)	(3,005)

Investing activities:
Property and equipment additions	—	—	(204,581)	(24,223)	—	(228,804)
Proceeds from disposal of property and equipment	—	—	61,739	29	—	61,768
Proceeds from the sale of the flight training operations to CAE Inc.	—	—	20,693	9,086	—	29,779
Aircraft deposits net of lease inception refunds	—	—	(28,253)	—	—	(28,253)
Restricted cash	—	—	(105)	4,860	—	4,755

Cash used in investing activities	—	—	(150,507)	(10,248)	—	(160,755)

Cash (used in) provided by continuing operations	(7)	(54,631)	(133,031)	11,568	54,631	(121,470)

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	(1,032)	—	—	(1,032)
Cash flows provided by financing activities	—	—	1,032	—	—	1,032

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	10,788	4,643	—	15,431

Change in cash and cash equivalents during the year	(7)	(54,631)	(122,243)	16,211	54,631	(106,039)

Cash and cash equivalents, beginning of the year	35	57,323	137,259	37,666	(57,323)	174,960

Cash and cash equivalents, end of the year	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921

Statements of Cash Flows for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$34	$15,179	$59,710	$14,556	$(15,179)	$74,300

Financing activities:
Issuance of convertible preferred equity certificates	—	—	—	—	—	—
Redemption of convertible preferred equity certificates	(20,000)	—	—	—	—	(20,000)
Sold interest in accounts receivable, net of collections	—	—	—	43,214	—	43,214
Long term debt proceeds	—	268,300	275,919	—	(268,300)	275,919
Long term intercompany flow - issuance of debt	—	—	21,569	(21,569)	—	—
Long term debt repayments	—	(256,675)	(276,214)	(1)	256,675	(276,215)
Long term intercompany flow - repayment of debt	—	—	28,891	(28,891)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(182)	(182)	—	182	(182)

Cash (used in) provided by financing activities	(20,000)	11,443	49,983	(7,247)	(11,443)	22,736

Investing activities:
Property and equipment additions	—	—	(147,842)	(14,895)	—	(162,737)
Proceeds from disposal of property and equipment	—	—	84,272	20,956	—	105,228
Aircraft deposits net of lease inception refunds	—	—	(42,606)	—	—	(42,606)
Restricted cash	—	—	(1)	(3,860)	—	(3,861)
Investment in subsidiaries, net of cash acquired	—	—	(13,300)	—	—	(13,300)
Distributions from equity investments	—	—	1,275	—	—	1,275

Cash used in investing activities	—	—	(118,202)	2,201	—	(116,001)

Cash (used in) provided by continuing operations	(19,966)	26,622	(8,509)	9,510	(26,622)	(18,965)

Cash flows (used in) provided by discontinued operations
Cash flows used in operating activities	—	—	(1)	—	—	(1)
Cash flows provided by financing activities	—	—	1	—	—	1

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(680)	1,533	—	853

Change in cash and cash equivalents during the year	(19,966)	26,622	(9,189)	11,043	(26,622)	(18,112)

Cash and cash equivalents, beginning of the year	20,001	30,701	146,448	32,818	(30,701)	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities	—	—	—	(6,195)	—	(6,195)

Cash and cash equivalents, end of the year	$35	$57,323	$137,259	$37,666	$(57,323)	$174,960

Multiple foreign currency exchange rates (Detail)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2009
US $/Pound | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.568718	1.624199	1.592488	1.564049	1.60181
US $/Pound | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.568504	1.645418	1.622622	1.663547	1.530645
US $/CAD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.983091	1.034126	1.004218	0.987654	0.932749
US $/CAD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.998602	1.048438	1.011736	1.051414	0.988533
US $/NOK | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.166634	0.183454	0.177044	0.167802	0.167335
US $/NOK | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.166068	0.185993	0.174524	0.189675	0.169435
US $/AUD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.008455	1.068873	1.04278	0.95437	0.867456
US $/AUD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.052127	1.099916	1.041076	1.08916	0.930506
US $/EURO | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.253834	1.434333	1.36664	1.330173	1.414793
US $/EURO | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.231376	1.438666	1.322845	1.478393	1.33017

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Apr. 30, 2012
Cash equivalents maturity period	90 days
Minimum percentage of unrecognized net actuarial gains and losses amortized	10.00%
Repairable assets
Amortization methods	Repairable assets are recorded at cost and are amortized on a pooled basis to their estimated residual value on a 20% declining balance basis.
Facilities and Equipment
Amortization methods	Facilities and equipment are recorded at cost and are amortized to their estimated residual value on a straight-line basis at 5% and 20%, respectively.
Minimum
Unfavorable contract credits, amortization period	1 year
Amortization period of aircraft, major components and spares	15 years
Maximum
Unfavorable contract credits, amortization period	6 years
Amortization period of aircraft, major components and spares	25 years

Sale of flight training operations - Additional Information (Detail) (USD $)	12 Months Ended
Apr. 30, 2011
Proceeds from the sale of the flight training operations to CAE Inc.	$ 29,779,000
Net proceeds on sale of four flight training simulators, software, and customer contracts	17,700,000
Inducement to enter into Master Training Services Agreement	$ 12,100,000
Service agreement period	15 years

Annual Minimum Master Training Service Purchase Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 8,200
2014	9,700
2015	9,400
2016	9,300
and thereafter	21,000
Purchase Obligation, Total	$ 57,600

Variable Interest Entities - Additional Information (Detail)	Jul. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2011 AirCraft	Apr. 30, 2011 USD ($)	Jul. 31, 2012 European Investor	Apr. 30, 2012 European Investor	Jul. 31, 2012 EEA Helicopters Operations B.V. USD ($)	Jul. 31, 2012 EEA Helicopters Operations B.V. EUR (€)	Apr. 30, 2012 EEA Helicopters Operations B.V. USD ($)	Apr. 30, 2012 EEA Helicopters Operations B.V. EUR (€)	Apr. 30, 2011 EEA Helicopters Operations B.V. USD ($)	Jul. 31, 2012 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Apr. 30, 2012 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Jul. 31, 2012 CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 CHC Helicopters Canada Inc (CHC Canada)	Jul. 31, 2012 Thai Aviation Services	Apr. 30, 2012 Thai Aviation Services	Jul. 31, 2012 Thai Investors	Apr. 30, 2012 Thai Investors	Jul. 31, 2012 Related Party Lessors USD ($) AirCraft	Jul. 31, 2011 Related Party Lessors USD ($) AirCraft	Apr. 30, 2012 Related Party Lessors USD ($) AirCraft	Apr. 30, 2011 Related Party Lessors USD ($) AirCraft	Jul. 31, 2012 Other VIE lessors Lessor AirCraft	Apr. 30, 2012 Other VIE lessors Lessor AirCraft	Apr. 30, 2011 Other VIE lessors AirCraft	Apr. 30, 2012 Trinity USD ($) AirCraft	Apr. 30, 2012 Common Class B CHC Helicopter S.A.	Jul. 31, 2012 Common Class B CHC Helicopter S.A.	Apr. 30, 2012 Common Class A European Investor	Jul. 31, 2012 Common Class A European Investor	Jul. 31, 2012 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Jul. 31, 2012 Class B Non Voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Class B Non Voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)
Variable Interest Entity [Line Items]
Percentage of ownership of common shares												60.00%	60.00%			29.90%	29.90%											49.90%	49.90%	50.10%	50.10%	25.00%	25.00%	100.00%	100.00%
Number of common shares owned																												9,896,085	9,896,085	9,935,750	9,935,750	200,000	200,000	200,000	200,000
Ownership of shares in profit certificates							7,000,000	7,000,000	7,000,000	7,000,000
Par value of shares in profit certificates								€ 1		€ 1
Percentage of cumulative annual dividend of issue price of each Profit Certificate							30.00%	30.00%	30.00%	30.00%
Percentage of cumulative annual dividend of issue price of each Profit Certificate after specific number of years							5.00%	5.00%	5.00%	5.00%
Cumulative annual dividend								€ 2,100,000		€ 2,100,000
Cumulative annual dividend after 7 years of issuance								350,000		350,000
Initial period to receive specific percentage of dividend on Profit Certificates							7 years	7 years	7 years	7 years
Non-controlling interest shared by owners					50.10%	50.10%						80.00%	80.00%					70.10%	70.10%
Redeemable non-controlling interests	4,299,000	1,675,000		3,087,000			4,300,000		1,700,000		3,100,000
Percentage of Non-voting preferred shares owned												100.00%	100.00%
Percentage of ordinary voting preferred shares												20.00%	20.00%
Margin percentage on original capital contribution to calculate Put or Call Price												2.00%	2.00%	6.00%	6.00%
Remaining number of common shares owned																																600,000	600,000
Remaining percentage of common shares owned																																75.00%	75.00%
Number of aircraft under operating lease agreements			11																	28	14	25	14	8	8	10	2
Book value of aircrafts owned																											13,200,000
Operating lease expense																				10,900,000	5,700,000	28,800,000	20,500,000
Operating lease expense outstanding in payables and accruals	$ 216,132,000	$ 217,464,000																		$ 4,700,000		$ 4,400,000	$ 3,000,000
Number of lessor																								2	2

Financial information of local ownership VIEs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Jul. 31, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2011 Variable Interest Entity, Primary Beneficiary
Financial information of local ownership VIEs
Cash	$ 57,075	$ 49,481	$ 55,547	$ 68,921	$ 174,960	$ 199,267	$ 28,036	$ 30,372	$ 30,372	$ 57,652
Accounts receivable	299,927		266,115	222,565			99,757	86,623	86,623	40,256
Other current assets	35,350		33,195	36,234			32,073	28,423	28,423	38,116
Goodwill	424,671		433,811	448,121	425,514		71,893	72,269	72,269	72,619
Other long-term assets	394,806		363,103	319,053			83,170	84,127	84,127	44,727
Total assets	2,700,968		2,715,982	2,788,155			314,929	301,814	301,814	253,370
Accounts payable	343,470		363,064	364,848			262,036	231,191	231,191	155,882
Other current liabilities	21,031		23,648	32,306			24,314	40,455	40,455	50,170
Accrued pension obligations							50,283	55,365	55,365	49,024
Other long-term liabilities	187,170		191,521	188,654			56,615	58,183	58,183	48,972
Total liabilities	2,102,000		2,053,515	2,040,792			393,248	385,194	385,194	304,048
Revenue	416,069	409,649	1,692,539	1,445,460	1,313,566		260,749	267,497	993,959	1,038,216
Net earnings	$ (32,237)	$ (2,942)	$ (95,000)	$ (65,269)	$ (76,502)		$ 4,318	$ 17,277	$ (3,589)	$ 5,650

Assets and the associated liabilities related to the Company's secured debt arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	$ 19,757	$ 25,994	$ 13,219
Current facility secured by accounts receivable	52,763	45,566	21,571
Variable Interest Entity, Primary Beneficiary
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	6,665	14,882	3,399
Transferred receivables	67,126	66,177	25,274
Current facility secured by accounts receivable	$ 52,763	$ 45,566	$ 21,571

Summary of amounts recorded for TAS in balance sheet (Detail) (Thai Aviation Services, USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Receivables, net of allowances
Variable Interest Entity [Line Items]
Carrying amounts	$ 2,543	$ 2,408	$ 2,107
Maximum exposure to loss	2,543	2,408	2,107
Equity Method Investments
Variable Interest Entity [Line Items]
Carrying amounts	16,229	15,548	14,250
Maximum exposure to loss	$ 16,229	$ 15,548	$ 14,250

Summary of Amounts Recorded in Respect of Operating Leases with VIE Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2011
Funded residual value guarantees and receivables (included in Other assets)
Variable Interest Entity [Line Items]
Carrying amounts	$ 2,386
Maximum exposure to loss	2,386
Embedded equity
Variable Interest Entity [Line Items]
Carrying amounts	1,752
Maximum exposure to loss	1,752
Accrued liabilities
Variable Interest Entity [Line Items]
Carrying amounts	$ 330

Summary of Amounts Recorded in Respect of Capital Leases with VIE Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2011
Flying Assets under Capital Lease
Variable Interest Entity [Line Items]
Carrying amounts	$ 20,776
Maximum exposure to loss	20,776
Capital Lease Obligations
Variable Interest Entity [Line Items]
Carrying amounts	$ 15,515

Cost and Related Accumulated Amortization of Flying assets, Facilities and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment [Line Items]
Cost		$ 1,240,467	$ 1,318,964
Accumulated depreciation		(213,607)	(185,465)
Net book value	976,858	1,026,860	1,133,499
Flying Assets
Property, Plant and Equipment [Line Items]
Cost		1,029,381	1,117,338
Accumulated depreciation		(156,345)	(142,024)
Net book value		873,036	975,314
Equipment
Property, Plant and Equipment [Line Items]
Cost		81,802	65,657
Accumulated depreciation		(24,992)	(13,622)
Net book value		56,810	52,035
Facilities
Property, Plant and Equipment [Line Items]
Cost		129,284	135,969
Accumulated depreciation		(32,270)	(29,819)
Net book value		$ 97,014	$ 106,150

Property and equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	$ 28,310	$ 27,103	$ 112,967	$ 99,625	$ 77,738
Flying Assets under Capital Lease
Property, Plant and Equipment [Line Items]
Amortization of property and equipment			$ 2,500	$ 1,100	$ 600

Flying Assets under Capital Lease (Detail) (Flying Assets under Capital Lease, USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Flying Assets under Capital Lease
Flying assets under capital lease:
Cost	$ 32,795	$ 149,653
Accumulated amortization	(2,073)	(1,745)
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Flight Equipment, Net, Total	$ 30,722	$ 147,908

Assets Held For Sale - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011
Assets Held For Sale [Line Items]
Minimum period for sale of aircrafts and buildings held for sale		1 year	1 year
Number of long lived assets reclassified as held for use		1	3
Disposal of Composites business to third party	$ 750,000
Discontinued operations, building and equipment, net book value				8,000,000
Discontinued operations, working capital				$ 6,600,000

Classification of Assets Held For Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft
Classification of assets held for sale
Book value, beginning of year	$ 79,813	$ 49,799
Number of long lived assets reclassified as held for use	(1)	(3)
Book value, end of period	61,335	79,813
Discontinued operations			14,610
Total assets held for sale	61,335	79,813
Aircraft
Classification of assets held for sale
Book value, beginning of year	79,293	31,782	46,973
Number of Aircraft, beginning of period	18	12	25
Classified as held for sale, net of impairment	(3,168)	82,377	25,044
Number of long lived assets classified as held for sale net of impairment	3	19	10
Sales	(10,208)	(21,147)	(22,692)
Number of long lived assets held for sale sold	(1)	(10)	(18)
Reclassified as held for use	(3,386)	(12,740)	(19,121)
Number of long lived assets reclassified as held for use	(1)	(3)	(5)
Foreign exchange	(1,722)	(979)	1,578
Book value, end of period	60,809	79,293	31,782
Number of Aircraft, end of period	19	18	12
Total assets held for sale	60,809	79,293	31,782
Building
Classification of assets held for sale
Book value, end of period	526	520	3,407
Total assets held for sale	$ 526	$ 520	$ 3,407

Classification of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 6,063	$ 7,049	$ 7,820
Direct costs			(9,319)	(9,696)	(8,403)
Amortization			(16)	(1,277)	(1,726)
Impairment of held for sale assets			(12,608)
Loss on disposal			(210)
Operating loss			(16,090)	(3,924)	(2,309)
Financing income (charges)			(17)	(436)	325
Income tax recovery				1,158	548
Earnings (loss) from discontinued operations, net of tax	$ 345	$ (786)	$ (16,107)	$ (3,202)	$ (1,436)

Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2012	Apr. 30, 2012 Trade names and trademarks	Apr. 30, 2011 Trade names and trademarks	Apr. 30, 2010 Trade names and trademarks	Apr. 30, 2012 Safety manuals, AOCs and operating licenses	Apr. 30, 2011 Safety manuals, AOCs and operating licenses	Apr. 30, 2012 Embedded equity in lease contracts	Apr. 30, 2011 Embedded equity in lease contracts
Intangible Assets [Line Items]
Cost, beginning balance	$ 342,695	$ 364,326		$ 179,900	$ 179,900	$ 179,900	$ 4,138	$ 3,947	$ 158,657	$ 180,479
Embedded equity in lease contracts realized	(19,840)	(23,384)							(19,840)	(23,384)
Foreign exchange	(1,236)	1,753					(197)	191	(1,039)	1,562
Cost, ending balance	321,619	342,695		179,900	179,900	179,900	3,941	4,138	137,778	158,657
Impairment losses, beginning balance	(99,511)	(78,903)		(25,000)	(25,000)	(25,000)			(74,511)	(53,903)
Impairment loss	(4,218)	(20,608)							(4,218)	(20,608)
Impairment losses, ending balance	(103,729)	(99,511)		(25,000)	(25,000)	(25,000)			(78,729)	(74,511)
Net book value	$ 217,890	$ 243,184	$ 217,415	$ 154,900	$ 154,900		$ 3,941	$ 4,138	$ 59,049	$ 84,146

Summary of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 448,121	$ 425,514	$ 424,671
Foreign currency translation	(14,310)	22,607
Ending balance	$ 433,811	$ 448,121	$ 424,671

Summary of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Schedule of Equity and Cost Investments [Line Items]
Equity accounted investments		$ 24,225	$ 23,547
Other, at cost		1	1
Total	24,215	24,226	23,548
Thai Aviation Services
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		29.90%
Equity accounted investments		15,548	14,250
Luchthaven Den Helder C.V.
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		50.00%
Equity accounted investments		8,339	9,014
Helideck Certification Agency
Schedule of Equity and Cost Investments [Line Items]
Percentage ownership		50.00%
Equity accounted investments		$ 338	$ 283

Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Schedule of Inventory
Work-in-progress for long-term maintenance contracts under completed contract accounting	$ 5,637	$ 3,951	$ 5,989
Consumables	91,836	96,588	105,713
Provision for obsolescence	(10,713)	(10,526)	(9,478)
Inventories	$ 86,760	$ 90,013	$ 102,224

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Inventory Disclosure [Line Items]
Write-down of inventory	$ 3.3	$ 4.8

Allowance for Doubtful Accounts Continuity Schedule (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2010
Balance, beginning of the year	$ (482)	$ (11,314)
Additional recovery (allowances)	(3,054)	1,981
Net write-offs and collections	931	8,851
Balance, end of the year	$ (2,605)	$ (482)

Components of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012		Apr. 30, 2011
Current:
Aircraft operating lease funded residual value guarantees	$ 10,207	$ 7,004	[1]	$ 9,232	[1]
Foreign currency embedded derivatives and forward contracts	5,341	6,524		9,389
Deferred financing costs	8,225	7,880		6,857
Mobilization costs	4,961	4,780		5,339
Prepaid aircraft rentals	4,507	4,958		3,870
Residual value guarantee	2,109	2,049		1,547
Other assets	35,350	33,195		36,234
Non-current:
Aircraft operating lease funded residual value guarantees	196,759	190,147	[1]	164,339	[1]
Deferred financing costs	48,389	50,698		52,176
Prepaid aircraft rentals	14,057	13,730		15,563
Mobilization costs	14,322	13,789		10,328
Residual value guarantee	11,310	11,632		9,358
Foreign currency embedded derivatives and forward contracts	1,014	1,695		8,765
Accrued pension asset	26,632	19,449		15,326
Pension guarantee assets	4,733	4,974		5,406
Aircraft deposits	68,771	44,557		37,268
Security deposits	6,020	10,027		512
Other assets	2,799	2,405		12
Other assets	$ 394,806	$ 363,103		$ 319,053

[1]	Aircraft operating lease funded residual value guarantees:

Other Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011 AirCraft	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Other Assets [Line Items]
Number of aircraft under operating leases		11
Impairment (recovery) of receivables and funded residual value guarantees	$ 715,000	$ 16,000	$ (272,000)	$ 1,919,000	$ 13,266,000
Guaranteed Lease Residual Values
Other Assets [Line Items]
Number of aircraft under operating leases			112	128
Interest income on funded residual value guarantees			7,400,000	6,900,000	5,600,000
Impairment (recovery) of receivables and funded residual value guarantees			$ (300,000)	$ 1,900,000	$ 3,700,000
Guaranteed Lease Residual Values | Minimum
Other Assets [Line Items]
Interest rate for funded residual value guarantees			0.00%	0.00%
Guaranteed Lease Residual Values | Maximum
Other Assets [Line Items]
Interest rate for funded residual value guarantees			10.00%	10.00%

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current:
Foreign currency embedded derivatives and foreign currency contracts	$ 12,796	$ 11,089	$ 10,755
Unfavorable contract credits	0	2,913	12,238
Residual value guarantees	83	83
Lease aircraft return costs	451	1,632	1,585
Fixed interest rate obligations	2,772	2,900	3,167
Contract inducement	785	801	824
Deferred gains on sale-leasebacks of aircraft	1,899	1,853	589
Aircraft modifications	2,245	2,377	3,148
Other current liabilities	21,031	23,648	32,306
Non-current:
Accrued pension obligations	103,226	107,699	103,877
Foreign currency embedded derivatives and foreign currency contracts	18,371	17,384	24,807
Unfavorable contract credits			3,060
Residual value guarantees	17,779	17,345	12,852
Contract inducement	9,826	10,233	11,323
Insurance claims accrual	12,682	13,646	10,417
Fixed interest rate obligations	2,531	3,137	6,262
Deferred gains on sale-leasebacks of aircraft	15,547	14,475	4,683
Deferred rent liabilities	2,087	2,013	3,645
Other	5,121	5,589	7,728
Other liabilities	$ 187,170	$ 191,521	$ 188,654

Long-term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended
	Apr. 30, 2012		Jul. 31, 2012	Apr. 30, 2011
Debt Instrument [Line Items]
Total long-term debt and capital lease obligations	$ 1,287,080		$ 1,357,185	$ 1,291,486
Less: current portion	(17,701)		(15,104)	(106,642)
Long-term	1,269,379		1,342,081	1,184,844
Senior Secured Notes
Debt Instrument [Line Items]
Principal Repayment terms	At maturity		At maturity
Facility maturity dates	October 2020		October 2020
Total long-term debt and capital lease obligations	1,084,109		1,084,423	1,082,936
US LIBOR plus margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms	At maturity	[1]	At maturity
Facility maturity dates	October 2015	[1]	October 2015
Total long-term debt and capital lease obligations	125,000	[1]	195,000	70,000	[1]
Alternate Base Rate Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms			At maturity
Facility maturity dates			October 2015
Total long-term debt and capital lease obligations	0		9,000
Eurocopter Loan - 2.50% | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	On demand		On demand
Facility maturity dates	-		-
Total long-term debt and capital lease obligations	4,623		2,054
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in June 2014 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	[1]	Semi-annually
Facility maturity dates	June 2014	[1]	June 2014
Total long-term debt and capital lease obligations	2,745	[1]	2,167	3,993	[1]
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in April 2018 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	[1]	Semi-annually
Facility maturity dates	April 2018	[1]	April 2018
Total long-term debt and capital lease obligations	10,476	[1]	5,170	13,609	[1]
Capital Lease Obligations
Debt Instrument [Line Items]
Principal Repayment terms	Quarterly		Quarterly
Facility maturity dates	June 2012 - May 2014		September 2012 - May 2014
Total long-term debt and capital lease obligations	26,922		26,778	117,371
Boundary Bay Financing - 6.93%
Debt Instrument [Line Items]
Principal Repayment terms	Monthly		Monthly
Facility maturity dates	April 2035		April 2035
Total long-term debt and capital lease obligations	33,205		32,593
Eurocopter Loan - 2.50% maturity in June 2011 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	At maturity
Facility maturity dates	June 2011
Total long-term debt and capital lease obligations				1,618
EDC US loan - 5.04% maturity in November 2011 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually
Facility maturity dates	November 2011
Total long-term debt and capital lease obligations				$ 1,959

[1]	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 - 0.8% to 3.75%)

Long-term Debt and Capital Lease Obligations (Parenthetical) (Detail)	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2012 Minimum	Apr. 30, 2011 Minimum	Apr. 30, 2012 Maximum	Apr. 30, 2011 Maximum	Jul. 31, 2012 Eurocopter Loan - 2.50%	Apr. 30, 2012 Eurocopter Loan - 2.50%	Jul. 31, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Eurocopter Loan - 2.50% maturity in June 2011	Apr. 30, 2012 EDC US loan - 5.04% maturity in November 2011
Debt Instrument [Line Items]
Other term loan interest rate							2.50%	2.50%			2.50%	5.04%
Period considered for interest rate	CDOR rate (6 month) plus a 0.8% margin	CDOR rate (6 month)plus a 0.8% margin
Margin rate									6.93%	6.93%
Margin			0.80%	0.80%	4.50%	3.75%

Debt Obligations - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Minimum	Apr. 30, 2011 Minimum	Apr. 30, 2012 Maximum	Apr. 30, 2011 Maximum	Apr. 30, 2012 Revolving Credit Facility	Apr. 30, 2012 Revolving Credit Facility Minimum	Apr. 30, 2012 Revolving Credit Facility Maximum	Oct. 04, 2010 Senior Secured Notes	Apr. 30, 2012 Senior Secured Notes	Apr. 30, 2012 Senior Secured Notes Prior to October 15, 2013	Apr. 30, 2012 Senior Secured Notes On or after October 15, 2015 Minimum	Apr. 30, 2012 Senior Secured Notes On or after October 15, 2015 Maximum	Apr. 30, 2012 Senior Secured Notes Any twelve month period following the issuance date up to October 15, 2015	Apr. 30, 2012 Senior Secured Notes Any twelve month period following the issuance date up to October 15, 2015 Maximum	Apr. 30, 2012 Senior Secured Notes Whole or in part at a price of 100% of the aggregate principal amount plus a premium	Apr. 30, 2012 Senior Secured Notes Whole or in part at a price of 100% of the aggregate principal amount plus a premium Treasury rate	Apr. 17, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Boundary Bay Financing - 6.93%	Jul. 31, 2012 Boundary Bay Financing - 6.93%	Apr. 17, 2012 Boundary Bay Financing - 6.93% Minimum	Apr. 17, 2012 Boundary Bay Financing - 6.93% Maximum	Apr. 17, 2012 Boundary Bay Financing - 6.93% Up to April 2017	Apr. 17, 2012 Boundary Bay Financing - 6.93% May 2017 to April 2022
Debt and Capital Lease Obligations [Line Items]
Debt principal amount									$ 1,100,000,000									$ 37,000,000
Deferred financing costs write-off									47,100,000
Debt fee amount									42,700,000
Debt due date									Oct 15, 2020
Debt issued at discount price as percentage of par value									98.40%
Debt stated interest rate									9.25%										6.93%	6.93%
Redemption percentage											35.00%				10.00%
Redemption price percentage											109.25%	100.00%	104.63%	103.00%		0.50%
Notes remaining outstanding as percentage of aggregate principal											50.00%
Redemption period	51 years										180 days			12 months
Redemption premium percentage																1.00%
Basis spread on variable rate		0.80%	0.80%	4.50%	3.75%		2.75%	4.50%									104.63%
Repurchase price as percentage of principal amount										101.00%
Credit facility, borrowing capacity						375,000,000
Credit facility, maturity term						5 years
Available revolving credit facility						165,000,000
Outstanding letters of credit						85,000,000
Debt leverage ratio						2.5
Lease term																		23 years
Periodic payment																		263,679
Lease escalation percentage																						12.00%
Purchase property option period																		10 years
Option to purchase property																							46,400,000	47,900,000
Lease renewal option term																					10 years	5 years
Vendor take back mortgage receivable																			$ 3,500,000
Interest rate on vendor take back mortgage receivable																			8.55%

Total Debt Obligations, Including Capital Leases, Denominated in Foreign Currencies and US Dollar Equivalent (Detail) In Thousands, unless otherwise specified	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2012 Euro USD ($)	Apr. 30, 2012 Euro EUR (€)	Apr. 30, 2011 Euro USD ($)	Apr. 30, 2011 Euro EUR (€)	Apr. 30, 2011 British Pound Sterling USD ($)	Apr. 30, 2011 British Pound Sterling GBP (£)	Apr. 30, 2012 Canadian Dollar USD ($)	Apr. 30, 2012 Canadian Dollar CAD	Apr. 30, 2011 Canadian Dollar USD ($)	Apr. 30, 2011 Canadian Dollar CAD
Debt and Capital Lease Obligations [Line Items]
Debt obligations	$ 51,049	$ 34,162	$ 4,623	€ 3,495	$ 4,730	€ 3,199	$ 11,830	£ 7,111	$ 46,426	45,887	$ 17,602	16,741

Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Debt and Capital Lease Obligations [Line Items]
2013	$ 14,872
2014	4,047
2015	18,648
2016	126,926
2017	1,941
and thereafter	1,137,624
Long-term Debt, Total	1,304,058
Less interest	(1,086)
Total	1,302,972
Boundary Bay Financing - 6.93%
Debt and Capital Lease Obligations [Line Items]
2013	(3,364)
2014	152
2015	165
2016	179
2017	195
and thereafter	35,878
Long-term Debt, Total	33,205
Total	33,205
Capital Lease Obligations
Debt and Capital Lease Obligations [Line Items]
2013	10,769
2014	1,051
2015	16,188
Long-term Debt, Total	28,008
Less interest	(1,086)
Total	26,922
Other Long Term Debt
Debt and Capital Lease Obligations [Line Items]
2013	7,467	[1]
2014	2,844	[1]
2015	2,295	[1]
2016	126,747	[1]
2017	1,746	[1]
and thereafter	1,101,746	[1]
Long-term Debt, Total	1,242,845	[1]
Total	$ 1,242,845	[1]

[1]	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.

Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012
Debt and Capital Lease Obligations [Line Items]
Discount on the Senior secured notes	$ 15.9

Summary of Financing Charges (Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Summary of financing charges (income)
Write-off of unamortized transaction costs on the senior facility agreement				$ 47,140
Amortization of deferred financing costs	1,637	1,629	6,851	7,151	4,036
Loss on interest rate swap				8,656	1,182
Net loss (gain) on fair value of derivative financial instruments	4,311	(203)	5,380	(5,567)	12,935
Amortization of guaranteed residual values	522	410	1,852	1,248	542
Interest expense	3,081	420	8,542	6,672	10,616
Interest income	(3,087)	(3,141)	(12,928)	(10,802)	(10,641)
Other	1,690	629	5,365	12,538	2,789
Other financing income (charges)	$ 8,154	$ (256)	$ 15,062	$ 67,036	$ 21,459

Income Tax Recovery (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current income tax recovery (expense):
Luxembourg			$ (2,294)	$ (5,857)	$ (7,615)
Foreign			(13,751)	1,631	(37,016)
Current Income Tax Expense (Benefit), Total			(16,045)	(4,226)	(44,631)
Deferred income tax recovery (expense):
Related to origination and reversal of temporary differences from foreign jurisdictions			23,452	56,355	35,358
Change in valuation allowance			(55,624)	(19,213)	(24)
Income tax recovery (expense)	$ (1,281)	$ 3,847	$ (48,217)	$ 32,916	$ (9,297)

Components of Loss from Continuing Operations Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Luxembourg			$ (38,499)	$ 5,411	$ 61,930
Foreign			7,823	(100,394)	(127,699)
Loss from continuing operations before income tax	$ (31,301)	$ (6,003)	$ (30,676)	$ (94,983)	$ (65,769)

Summary of Income tax recovery (expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Summary of Income tax recovery (expense)
Loss from continuing operations before income tax	$ (31,301)	$ (6,003)	$ (30,676)	$ (94,983)	$ (65,769)
Combined Luxemburg statutory income tax rate	29.00%	29.00%	29.00%	29.00%	29.00%
Income tax recovery calculated at statutory rate	9,077	1,741	8,896	27,545	19,073
(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	2,200	4,316	33,522	60,930	73,116
Change in tax law	(579)	(200)	(3,558)	493	(1,283)
Non-deductible items	(8,470)	(8,842)	(29,365)	(58,007)	(88,132)
Other foreign taxes	(3,432)	(4,805)	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses	183	503	991	(373)	4,301
Non-taxable income	7,266	765	10,292	1,442	3,781
Adjustments to prior years	(39)	370	(3,399)	(2,047)	7,781
Functional currency adjustments	8,034	1,695	4,627	32,163	(13,468)
Valuation allowance	(15,161)	7,027	(55,624)	(19,213)	(24)
Other	(360)	1,277	247	(2,277)	1,151
Income tax recovery (expense)	$ (1,281)	$ 3,847	$ (48,217)	$ 32,916	$ (9,297)

Deferred Income Tax Assets and Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Deferred income tax assets:
Pension and other employee benefits		$ 18,573	$ 16,716
Losses carried forward		356,697	295,652
Deferred costs			1,146
Current accounts payable and receivable		9,139	6,093
Intangible assets			3,140
Total deferred income tax assets		384,409	322,747
Valuation allowance		(227,838)	(165,877)
Net deferred income tax assets		156,571	156,870
Deferred income tax liabilities:
Intangible assets		(6,501)
Property, plant and equipment		(56,144)	(29,635)
Deferred capital gains and deferred revenue		(54,508)	(64,968)
Long-term debt		(4,964)	(11,917)
Deferred costs		(5,897)
Other		(2,873)	(1,077)
Net deferred income taxes		25,684	49,273
Distributed as follows:
Current deferred income tax assets	8,722	8,542	7,596
Current deferred income tax liabilities	(11,507)	(11,729)	(13,035)
Long-term deferred income tax assets	48,134	48,943	90,882
Long-term deferred income tax liabilities	(17,144)	(20,072)	(36,170)
Net deferred income taxes		$ 25,684	$ 49,273

Non-Capital Loss Carry Forwards Expiration (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	$ 1,001,591	[1]
Tax losses	1,219,100	[1]
Africa
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	12,458	[1]
Tax losses	24,326	[1]
AUSTRALIA
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	46,669	[1]
Tax losses	46,669	[1]
BRAZIL
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	88,279	[1]
Tax losses	88,279	[1]
CANADA
Operating Loss Carryforwards [Line Items]
Tax losses	145,196	[1]
DENMARK
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	29,458	[1]
Tax losses	29,458	[1]
NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses	16,002	[1]
NORWAY
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	457,479	[1]
Tax losses	457,479	[1]
IRELAND
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	16,986	[1]
Tax losses	16,986	[1]
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	98,237	[1]
Tax losses	98,237	[1]
LUXEMBOURG
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	251,825	[1]
Tax losses	251,825	[1]
UNITED STATES
Operating Loss Carryforwards [Line Items]
Tax losses	19,072	[1]
Other
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	200	[1]
Tax losses	25,571	[1]
2013
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	2,727	[1]
2013 | NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	2,727	[1]
2015
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	10,913	[1]
2015 | Africa
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	10,913	[1]
2017 and thereafter
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	203,869	[1]
2017 and thereafter | Africa
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	955	[1]
2017 and thereafter | CANADA
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	145,196	[1]
2017 and thereafter | NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	13,275	[1]
2017 and thereafter | UNITED STATES
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	19,072	[1]
2017 and thereafter | Other
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	$ 25,371	[1]

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.

Income Taxes - Additional Information (Detail) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income Taxes [Line Items]
Capital losses		$ 184,600,000	$ 184,800,000
Non-capital losses		494,600,000	430,600,000
Unrecognized tax benefits, income tax penalties and interest accrued	2,900,000	2,900,000	3,100,000
Unrecognized tax benefits	13,200,000	15,925,000	15,302,000	16,448,000	15,834,000
Unrecognized tax benefits that would impact effective tax rate	6,400,000
Other Foreign Jurisdiction
Income Taxes [Line Items]
Capital losses		184,600,000	184,800,000
Non-capital losses		242,800,000	152,600,000
LUXEMBOURG
Income Taxes [Line Items]
Non-capital losses		$ 251,800,000	$ 278,000,000

Summary Activity of Total Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Jul. 31, 2012
Income Tax Contingency [Line Items]
Opening balance	$ 15,302	$ 16,448	$ 15,834	$ 13,200
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations			(9,848)
Foreign exchange	(748)	913	3,388
Total	$ 15,925	$ 15,302	$ 16,448	$ 13,200

Summary Information Regarding Income Tax Related Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Tax Contingency [Line Items]
Net reduction in interest and penalties	$ (227)	$ (628)	$ (1,029)

Capital Stock - Additional Information (Detail)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 09, 2010 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jul. 31, 2012 EUR (€)	Apr. 30, 2012 EUR (€)	Apr. 30, 2011 EUR (€)	Feb. 13, 2012 Capital Stock EUR (€)	Nov. 11, 2011 Capital Stock EUR (€)	Oct. 13, 2011 Capital Stock USD ($)	Apr. 30, 2012 Capital Stock USD ($)	Apr. 30, 2011 Capital Stock USD ($)	Apr. 30, 2010 Capital Stock USD ($)	Apr. 30, 2009 Capital Stock	Feb. 13, 2012 Contributed surplus USD ($)	Nov. 11, 2011 Contributed surplus USD ($)	Apr. 30, 2012 Contributed surplus USD ($)
Class of Stock [Line Items]
Number of capital stock issued					1,228,377,770	1,228,377,770	1,184,793,767				1,228,377,770	1,184,793,767	1,184,679,789	12,500
Capital stock, par value					€ 1	€ 1	€ 1
Redemption period		51 years
Convertible preferred equity certificates, yield payable		0.00%
Redemption of capital stock				$ 27,808,000									$ 27,366,000
Issuance of capital stock for cash, shares	113,978							2	1	43,584,000	43,584,003	113,978
Issuance of capital stock for cash	$ 100,000	$ 100,000,000	$ 146,000					€ 2	€ 1	$ 60,000,000	$ 60,000,000	$ 146,000			$ 20,000,000	$ 20,000,000	$ 40,000,000

Number of Capital Stock and CPECs (Detail)	1 Months Ended				1 Months Ended			12 Months Ended							12 Months Ended
	Sep. 09, 2010	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Feb. 13, 2012 Capital Stock	Nov. 11, 2011 Capital Stock	Oct. 13, 2011 Capital Stock	Apr. 30, 2012 Capital Stock	Apr. 30, 2011 Capital Stock	Apr. 30, 2010 Capital Stock	Apr. 30, 2010 Capital Stock Series A	Apr. 30, 2010 Capital Stock Series B	Apr. 30, 2010 Capital Stock Series C	Apr. 30, 2009 Convertible preferred equity certificates	Apr. 30, 2010 Convertible preferred equity certificates Series A	Apr. 30, 2010 Convertible preferred equity certificates Series B	Apr. 30, 2010 Convertible preferred equity certificates Series C
Class of Stock [Line Items]
Number of capital stock issued beginning balance		1,228,377,770	1,228,377,770	1,184,793,767				1,184,793,767	1,184,679,789	12,500				1,205,624,393
Number of capital stock issued	113,978				2	1	43,584,000	43,584,003	113,978
Conversion of CPECs											1,184,667,289	15,375,200	5,581,904		(1,184,667,289)	(15,375,200)	(5,581,904)
Redemption of capital stock										(20,957,104)
Number of capital stock issued ending balance		1,228,377,770	1,228,377,770	1,184,793,767				1,228,377,770	1,184,793,767	1,184,679,789				1,205,624,393

Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012 2008 Plan	Dec. 30, 2011 Time and Performance Based Stock Options	Sep. 16, 2011 Time and Performance Based Stock Options	Apr. 30, 2012 Time and Performance Based Stock Options	Apr. 30, 2012 Time and Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Time and Performance Based Stock Options Performance condition related to the Exit Event had occurred	Apr. 30, 2012 Performance Based Stock Options	Apr. 30, 2012 Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Performance Based Stock Options Exit value being equal to or in excess of the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit value equal to or exceeding two and a half times the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Special Shares	Apr. 30, 2011 Special Shares	Apr. 30, 2010 Special Shares	Apr. 30, 2012 Special Shares 2011 Plan	Apr. 30, 2012 Special Shares Two performance criteria had been met
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of Ordinary B shares to be granted			137,100,000
Vesting period									4 years
Term of stock options			Ten years
Weighted average grant date fair value of options granted									$ 0.23			$ 0.21
Stock compensation expense	$ 111,000	$ 312,000	$ 735,000	$ 1,655,000	$ 4,017,000				$ 0		$ 10,400,000	$ 15,200,000	$ 0	$ 0	$ 5,600,000	$ 10,800,000	$ 0				$ 2,400,000
Number of shares alloted for future issuance																	10,000,000
Exchanged options						(5,676,525)	3,784,350	1,892,175		5,676,525			170,000
Exercise price of exchange options						$ 1				$ 0.65			$ 0.6515
Incremental cost on exchange of options													400,000
Unrecognized compensation expense for unvested options													$ 1,200,000
Unrecognized compensation expense recognized over vesting period													4 years
Special A shares granted																	0
Special A shares forfeited																	36,000	172,000
Special A shares exchanged																				170,000
Unvested Special A shares outstanding																	318,000	524,000

Summary of Time and Performance Stock Option Activity (Detail) (Time and Performance Based Stock Options, USD $)	1 Months Ended		12 Months Ended
	Dec. 30, 2011	Sep. 16, 2011	Apr. 30, 2012 2011 Plan
Number of options
Granted			36,144,451
Forfeited
Exchanged options	3,784,350	1,892,175	5,676,525
Outstanding, end of period			41,820,976
Exercisable, end of period
Weighted average exercise price
Granted			$ 0.65
Forfeited
Exchanged options			$ 0.65
Outstanding, end of period			$ 0.65
Weighted remaining contractual life
Outstanding, end of period			9 years 7 months 6 days

Summary of Performance Stock Option Activity (Detail) (Performance Based Stock Options, 2011 Plan, USD $)	12 Months Ended
Apr. 30, 2012
Performance Based Stock Options | 2011 Plan
Number of options
Granted	74,267,700
Forfeited
Exchanged shares	170,000
Outstanding, end of period	74,437,700
Exercisable, end of period
Weighted average exercise price
Granted	$ 0.65
Forfeited
Exchanged shares	$ 0.6515
Outstanding, end of period	$ 0.65
Outstanding, beginning of period
Outstanding, end of period	9 years 7 months 6 days

Ranges of Estimates and Assumptions Used in Calculation (Detail)	12 Months Ended
Apr. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate, minimum	0.03%
Risk free rate, maximum	2.01%
Expected dividends
Historical volatility, minimum	43.59%
Historical volatility, maximum	51.88%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2012
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2019
Base case
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	50.00%
Base case | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2014
Base case | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2017
Accelerated exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	25.00%
Accelerated exit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2013
Accelerated exit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2016
Delayed exit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability of Exit Event	25.00%
Delayed exit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2015
Delayed exit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of Exit Event	2018

Summary of Stock Option Activity (Detail) (2008 Plan, USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
2008 Plan
Number of options
Outstanding, beginning of period	29,829,585	38,956,549
Granted
Forfeited	(1,780,871)	(9,126,964)
Exchanged options	(5,676,525)
Outstanding, end of period	22,372,189	29,829,585
Exercisable, end of year	20,702,623	19,533,926
Weighted average exercise price
Outstanding, beginning of period	$ 1	$ 1
Granted
Forfeited	$ 1	$ 1
Exchanged options	$ 1
Outstanding, end of period	$ 1	$ 1
Weighted remaining contractual life
Outstanding, end of year	6 years 4 months 24 days	7 years 4 months 24 days

Summary of Contributions to Defined Contribution Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 14,197	$ 13,859	$ 11,512

Employee Pension Plans - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012 Fixed Income Investments	Apr. 30, 2011 Fixed Income Investments	Apr. 30, 2012 Equity Securities	Apr. 30, 2011 Equity Securities	Apr. 30, 2012 Money Market Funds	Apr. 30, 2011 Money Market Funds	Apr. 30, 2012 Real Estate	Apr. 30, 2012 Bonds	Apr. 30, 2012 NETHERLANDS Fixed Income Investments	Apr. 30, 2012 NETHERLANDS Equity Investments	Apr. 30, 2011 NORWAY	Apr. 30, 2010 UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Percentage of active employees under defined benefit pension plans	30.00%
Employer contributions expected to be paid to defined benefit pension plans during the fiscal year ended April 30, 2013	$ 41,300,000
Net prior service cost (credit)	(14,766,000)	1,675,000
Curtailment gain (loss)													1,200,000	3,700,000
Plan assets, percentage											80.00%	20.00%
Percentage of deviation												5.00%
Plan assets, maximum percentage												60.00%
Asset mix of defined benefit plans			58.00%	45.00%	21.00%	21.00%	21.00%	34.00%
Rate of return on plan assets expected in excess of price inflation					5.40%				5.10%	1.40%
Amortized amount of accumulated other comprehensive loss	$ 2,900,000

Investment in Plan Assets UK Defined Benefit Pension Plan (Detail)	12 Months Ended
Apr. 30, 2012
Bonds
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	24.00%
Investment in plan assets, maximum percentage	45.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	4.00%
Investment in plan assets, maximum percentage	18.00%
Global Multi Strategy Fund
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	2.00%
Investment in plan assets, maximum percentage	18.00%
UNITED KINGDOM | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	22.00%
Investment in plan assets, maximum percentage	28.00%
Overseas | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Investment in plan assets, minimum percentage	22.00%
Investment in plan assets, maximum percentage	28.00%

Investment in Plan Assets in Norwegian Plans (Detail)	12 Months Ended
Apr. 30, 2012
Equity Securities
Investment in plan assets, percentage	35.00%
Structured Finance
Investment in plan assets, percentage	10.00%
High Yield Bonds
Investment in plan assets, percentage	25.00%
Emerging Markets Bonds
Investment in plan assets, percentage	0.00%
Government Bonds
Investment in plan assets, percentage	70.00%
Bonds
Investment in plan assets, percentage	100.00%
Money Market Funds
Investment in plan assets, percentage	100.00%
Real Estate
Investment in plan assets, percentage	15.00%
Hedge Funds
Investment in plan assets, percentage	0.00%
Private Equity Funds
Investment in plan assets, percentage	10.00%
NORWAY | Equity Securities
Investment in plan assets, percentage	15.00%
Overseas | Equity Securities
Investment in plan assets, percentage	35.00%

Schedule of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in benefit obligations:
Benefit obligations, beginning of year	$ 735,062	$ 726,908	$ 726,908	$ 700,822
Current service costs	4,650	4,686	17,573	20,028	19,080
Plan curtailment and settlement				(9,263)
Interest cost	7,730	9,314	35,344	33,842	32,841
Plan amendments			(14,766)	1,675
Actuarial loss (gain)			41,719	(63,469)
Benefits paid			(27,526)	(24,550)
Foreign currency translation			(44,190)	67,823
Benefit obligations, end of year			735,062	726,908	700,822
Change in plan assets:
Fair value of plan assets, beginning of year	646,812	638,357	638,357	536,541
Actual gain on plan assets			30,205	35,316
Employer contributions			43,372	29,745
Employee contributions			2,911
Benefits paid			(25,983)	(20,740)
Plan curtailment and settlement				(4,698)
Foreign currency translation			(42,050)	62,193
Fair value of plan assets, end of year			646,812	638,357	536,541
Accumulated benefit obligation			702,696	669,329
Projected benefit obligation			735,062	726,908	700,822
Fair value of plan assets			646,812	638,357	536,541
Funded status			88,250	88,551
Pension guarantee assets	(4,733)		(4,974)	(5,406)
Net recognized pension liability			83,276	83,145
Net recognized pension liability:
Non-current asset - pension guarantee assets (note 13	4,733		4,974	5,406
Non-current asset (note 13)	26,632		19,449	15,326
Non-current liability (note 14)			(107,699)	(103,877)
Amounts recorded in accumulated other comprehensive (earnings) loss:
Unrecognized net actuarial and experience losses			62,004	15,432
Unrecognized prior service costs (credits)			(12,980)	1,762
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax, Total			$ 49,024	$ 17,194

Significant Weighted Average Actuarial Assumptions Adopted (Detail)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.35%
Rate of compensation increase	2.31%	2.22%
Discount rate for pension expense	4.98%	4.97%
Expected long-term rate of return on plan assets	5.60%	6.11%

Net defined Benefit Pension Plan Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net defined benefit pension plan expense
Current service cost	$ 4,650	$ 4,686	$ 17,573	$ 20,028	$ 19,080
Interest cost	7,730	9,314	35,344	33,842	32,841
Curtailment and settlement loss (gain)				(1,757)	3,684
Expected return on plan assets	(10,094)	(8,908)	(34,691)	(30,258)	(30,107)
Amortization of net actuarial and experience losses	253	140	507	1,703	58
Amortization of past service costs (credits)	(92)		(249)	89
Employee contributions	(711)	(790)	(2,911)	(1,681)	(3,024)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 1,736	$ 4,442	$ 15,573	$ 21,966	$ 22,532

Components of Other Comprehensive Loss (Earnings) Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Other comprehensive loss (earnings):
Net loss (gain)	$ 46,452	$ (71,937)	$ 55,255
Net prior service cost (credit)	(14,766)	1,675
Amortization of net actuarial loss (gain), past service costs and transition amounts	(258)	(1,792)	(58)
Settlements and curtailments		(554)
Foreign exchange translation	402	576	1,535
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	$ 31,830	$ (72,032)	$ 56,732

Fair Value of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	$ 646,812	$ 638,357	$ 536,541
Cash Equivalents And Other Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	27,339	22,008
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	134,207	141,071
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	372,082	438,836
Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	113,184	36,442
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	615,098	610,569
Fair Value, Inputs, Level 1 | Cash Equivalents And Other Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	27,339	22,008
Fair Value, Inputs, Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	134,207	141,071
Fair Value, Inputs, Level 1 | Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	372,082	438,836
Fair Value, Inputs, Level 1 | Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	81,470	8,654
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	31,714	27,788	21,282
Fair Value, Inputs, Level 3 | Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	$ 31,714	$ 27,788

Changes in Level 3 Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	$ 638,357	$ 536,541
Actual return on assets	30,205	35,316
Foreign currency translation	(42,050)	62,193
Fair value of plan assets, end of year	646,812	638,357
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	27,788	21,282
Actual return on assets	3,037	2,143
Purchases, sales and settlements, net	3,054	4,419
Foreign currency translation	(2,165)	(56)
Fair value of plan assets, end of year	$ 31,714	$ 27,788

Benefits Expected to be Paid under Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 29,472
2014	31,112
2015	32,618
2016	34,471
2017	36,315
Thereafter	201,722
Defined Benefit Plan, Expected Future Benefit Payments, Total	$ 365,710

Company's Outstanding Foreign Exchange Forward Contracts (Detail) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars USD ($)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Canadian Dollars CAD	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Jul. 31, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Apr. 30, 2012 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Euros USD ($)	Apr. 30, 2011 Purchase Contracts To Sell Us Dollars And Buy Euros EUR (€)
Derivatives, Fair Value [Line Items]
Notional		249,432		250,502		216,207		€ 86,140		€ 16,872		€ 78,362
Fair value	$ 2,832		$ 6,743		$ 17,682		$ (3,117)		$ (1,551)		$ 826
Maturity dates	August 2012 to January 2015	August 2012 to January 2015	May 2012 to October 2014	May 2012 to October 2014	May 2011 to December 2013	May 2011 to December 2013	September 2012 to July 2014	September 2012 to July 2014	September 2012	September 2012	June 2011 to April 2012	June 2011 to April 2012

Derivative Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Derivative [Line Items]
Gain (loss) on non-hedging derivative forward exchange contracts	$ (12.8)	$ 24.5	$ 12.4
Gain (loss) due to change in fair value of embedded derivatives	$ 7.4	$ (18.9)	$ (25.3)

Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Financial assets
Other assets, current	$ 5,341	$ 6,524	$ 9,389
Other assets, non-current	1,014	1,695	8,765
Financial liabilities
Other liabilities, current	12,796	11,089	10,755
Other liabilities, non-current	18,371	17,384	24,807
Fair Value, Measurements, Recurring
Financial assets
Total financial assets	6,355	8,219	18,154
Financial liabilities
Total financial liabilities	(31,167)	(28,473)	(35,562)
Foreign currency forward contracts | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	3,939	6,036	9,213
Other assets, non-current	644	1,630	8,762
Financial liabilities
Other liabilities, current	(3,628)	(1,747)
Other liabilities, non-current	(1,240)	(728)
Foreign currency embedded derivatives | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	1,402	488	176
Other assets, non-current	370	65	3
Financial liabilities
Other liabilities, current	(9,168)	(9,342)	(10,755)
Other liabilities, non-current	(17,131)	(16,656)	(24,807)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Financial assets
Total financial assets	6,355	8,219	18,154
Financial liabilities
Total financial liabilities	(31,167)	(28,473)	(35,562)
Fair Value, Inputs, Level 2 | Foreign currency forward contracts | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	3,939	6,036	9,213
Other assets, non-current	644	1,630	8,762
Financial liabilities
Other liabilities, current	(3,628)	(1,747)
Other liabilities, non-current	(1,240)	(728)
Fair Value, Inputs, Level 2 | Foreign currency embedded derivatives | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	1,402	488	176
Other assets, non-current	370	65	3
Financial liabilities
Other liabilities, current	(9,168)	(9,342)	(10,755)
Other liabilities, non-current	$ (17,131)	$ (16,656)	$ (24,807)

Fair value Based on Quoted Market Prices (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Fair value
Fair value based on quoted market prices
Senior secured notes	$ 1,116,500	$ 1,091,750	$ 1,071,125
Carrying value
Fair value based on quoted market prices
Senior secured notes	$ 1,084,423	$ 1,084,109	$ 1,082,936

Additional Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Additional cash flow information
Cash interest paid	$ 2,822	$ 2,715	$ 110,163	$ 132,453	$ 63,413
Cash taxes paid	6,576	5,668	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock					7,808
Assets acquired through non-cash capital leases	0	48,529	48,529	126,415
Assets under construction related to aircraft purchase contracts novated to lessors					$ 45,306

Change in Cash Resulting From Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in cash resulting from changes in operating assets and liabilities
Receivables	$ (37,615)	$ (46,855)	$ (38,397)	$ (37,614)	$ (14,971)
Income taxes	(4,643)	3,782	5,170	(8,693)	25,341
Inventory	(3,524)	2,702	5,007	(8,021)	2,866
Prepaid expenses	(2,609)	(8,162)	(4,335)	6,894	(14,088)
Payable and accruals	(10,620)	(11,934)	12,407	26,071	1,208
Deferred revenue	5,375	(2,314)	4,645	14,057	(1,519)
Other assets and liabilities	(944)	(4,102)	(7,123)	(5,388)	(1,530)
Decrease in cash resulting from changes in operating assets and liabilities (note 12)	$ (54,580)	$ (66,883)	$ (22,626)	$ (12,694)	$ (2,693)

Guarantees - Additional Information (Detail) (Asset Value Guarantees, USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Asset Value Guarantees
Guarantor Obligations [Line Items]
Company's exposure under the asset value guarantees	$ 232.4	$ 223	$ 198.4

Related Party Transactions - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012
Related Party Transaction [Line Items]
Payables and accruals, due	$ 2	$ 2
Receivables, due	$ 1	$ 0.9

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2012 AirCraft Lessor	Apr. 30, 2012 AirCraft Lessor	Apr. 30, 2011 AirCraft Lessor	Apr. 30, 2012 Aircraft Operating Leases	Apr. 30, 2011 Aircraft Operating Leases	Apr. 30, 2010 Aircraft Operating Leases	Apr. 30, 2012 Building Land And Equipment Operating Leases	Apr. 30, 2011 Building Land And Equipment Operating Leases	Apr. 30, 2010 Building Land And Equipment Operating Leases
Commitments and Contingencies [Line Items]
Number of lessors	18	18	18
Number of aircraft	167	164	166
Range of lease expiration date	Fiscal 2013 to 2023	Fiscal 2013 to 2022
Operating lease and related costs				$ 176.7	$ 164.8	$ 145.1	$ 9.3	$ 9	$ 8.1
Number of aircraft purchased	38	23	17
Total expenditure	794	558
Aircraft expected to be delivered in fiscal 2013		118.6
Aircraft expected to be delivered in fiscal 2014		160
Aircraft expected to be delivered in fiscal 2015 to 2017		279.4
Remaining operating lease portfolio	$ 53.9	$ 64.4

Summary of Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012
Summary of operating leases
2013	$ 216,132	$ 217,464
2014	194,108	191,471
2015	177,574	171,024
2016	156,587	152,248
2017	130,921	127,943
and thereafter	399,847	417,202
Operating Leases, Future Minimum Payments Due, Total	1,275,169	1,277,352
Aircraft Operating Leases
Summary of operating leases
2013	207,661	209,352
2014	186,978	184,249
2015	171,409	165,130
2016	151,911	147,580
2017	126,841	124,055
and thereafter	339,481	356,090
Operating Leases, Future Minimum Payments Due, Total	1,184,281	1,186,456
Building Land And Equipment Operating Leases
Summary of operating leases
2013	8,471	8,112
2014	7,130	7,222
2015	6,165	5,894
2016	4,676	4,668
2017	4,080	3,888
and thereafter	60,366	61,112
Operating Leases, Future Minimum Payments Due, Total	$ 90,888	$ 90,896

Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Dec. 19, 2011
Commitments and Contingencies [Line Items]
Seized value of helicopters	$ 10	$ 10
Additional taxes plus interest and penalties	20	20	3.8
Decrease in assessment			$ 0.3

Summary of consolidated financial statement by segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012		Apr. 30, 2011		Apr. 30, 2010
Summary of consolidated financial statement by segment
Revenue from external customers	$ 416,069		$ 409,649		$ 1,692,539		$ 1,445,460		$ 1,313,566
Total revenue	416,069		409,649		1,692,539		1,445,460		1,313,566
Direct costs	(297,657)	[1]	(296,145)	[1]	(1,205,215)	[1]	(1,046,852)	[1],[2]	(884,810)	[1]
Earnings from equity accounted investees	1,012		596		2,844		2,159		1,436
General and administration costs	(18,525)		(14,031)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	100,899	[3]	100,069	[3]	420,578	[4]	335,376	[4]	369,035	[4]
Aircraft lease and associated costs	(48,430)		(40,496)		(176,685)		(164,828)		(145,072)
Amortization	(28,310)		(27,103)		(112,967)		(99,625)		(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)		(4,751)		(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272		(1,919)		(13,266)
Recovery (impairment) of intangible assets	521	[5]	(108)	[6]	(4,218)		(20,608)		(53,903)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)		(5,239)		(26,585)
Impairment of assets held for use	(660)								(36,240)
Gain on disposal of assets	(1,591)		4,057		8,169		7,193		(2,686)
Interest on long-term debt	(29,883)		(30,670)		(116,578)		(91,462)		(69,520)
Foreign exchange gain (loss)	(7,401)		193		1,795		17,916		16,520
Other financing income (charges)	(8,154)		256		(15,062)		(67,036)		(21,459)
Income tax recovery (expense)	(1,281)		3,847		(48,217)		32,916		(9,297)
Loss from continuing operations	(32,582)		(2,156)		(78,893)		(62,067)		(75,066)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)		(3,202)		(1,436)
Net loss	(32,237)		(2,942)		(95,000)		(65,269)		(76,502)
Segment assets	2,639,633				2,636,169		2,738,356
Segment assets - held for sale	61,335				79,813		49,799
Segment capital asset expenditures					376,624
Total assets	2,700,968				2,715,982		2,788,155
Segment capital asset expenditures							228,804
Segment goodwill	424,671				433,811		448,121		425,514
Helicopter Services
Summary of consolidated financial statement by segment
Revenue from external customers	389,904		373,294		1,520,223		1,311,983		1,186,898
Add: Inter-segment revenues	849		1,264		7,550		7,508		8,462
Total revenue	390,753		374,558		1,527,773		1,319,491		1,195,360
Direct costs	(289,142)	[1]	(279,466)	[1]	(1,117,216)	[1]	(951,268)	[1],[2]	(834,351)	[1]
Earnings from equity accounted investees	1,012		596		2,844		2,159		1,436
Segment EBITDAR (adjusted)	102,623	[3]	95,688	[3]	413,401	[4]	370,382	[4]	362,445	[4]
Aircraft lease and associated costs	(48,430)		(40,496)		(176,685)		(164,828)		(145,072)
Segment assets	848,673				858,930		1,060,591
Segment assets - held for sale	526				521		2,749
Segment capital asset expenditures					11,762
Total assets	849,199				859,451		1,063,340
Segment capital asset expenditures							12,105
Segment goodwill					433,811		448,121
Mro
Summary of consolidated financial statement by segment
Revenue from external customers	24,546		34,888		166,479		129,222		112,470
Add: Inter-segment revenues	68,461		67,485		275,920		238,397		263,085
Total revenue	93,007		102,373		442,399		367,619		375,555
Direct costs	(79,343)	[1]	(81,359)	[1]	(353,485)	[1]	(324,057)	[1],[2]	(312,431)	[1]
Segment EBITDAR (adjusted)	13,664	[3]	21,014	[3]	88,914	[4]	43,562	[4]	63,124	[4]
Segment assets	339,825				392,150		404,940
Segment assets - held for sale							15,268
Segment capital asset expenditures					114,971
Total assets	339,825				392,150		420,208
Segment capital asset expenditures							100,287
Corporate and Other
Summary of consolidated financial statement by segment
Revenue from external customers	1,619		1,467		5,837		4,255		14,198
Add: Inter-segment revenues			30		18		617		1
Total revenue	1,619		1,497		5,855		4,872		14,199
Direct costs	1,518	[1]	(4,099)	[1]	(18,002)	[1]	(18,049)	[1],[2]	(9,576)	[1]
General and administration costs	(18,525)		(14,031)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	(15,388)	[3]	(16,633)	[3]	(81,737)	[4]	(78,568)	[4]	(56,534)	[4]
Segment assets	1,451,135				1,385,089		1,272,825
Segment assets - held for sale	60,809				79,292		31,782
Segment capital asset expenditures					249,891
Total assets	1,511,944				1,464,381		1,304,607
Segment capital asset expenditures							116,412
Inter-segment Elimination
Summary of consolidated financial statement by segment
Add: Inter-segment revenues	(69,310)		(68,779)		(283,488)		(246,522)		(271,548)
Total revenue	(69,310)		(68,779)		(283,488)		(246,522)		(271,548)
Direct costs	$ 69,310	[1]	$ 68,779	[1]	$ 283,488	[1]	$ 246,522	[1],[2]	$ 271,548	[1]

[1]	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
[2]	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.
[3]	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
[4]	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
[5]	Recovery of intangible assets relates to the Corporate and other segment.
[6]	Impairment of intangible assets relates to the Corporate and other segment.

Summary of consolidated financial statement by segment (Parenthetical) (Detail) (Corporate and Other, USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Corporate and Other
Segment Reporting Information [Line Items]
Write-off of bid costs previously capitalized and other legal and consulting costs	$ 10.2

Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 416,069	$ 409,649	$ 1,692,539	$ 1,445,460	$ 1,313,566
CANADA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			13,914	12,671	16,386
UNITED KINGDOM
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			262,592	243,921	251,627
NORWAY
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			531,452	452,578	405,258
Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			60,503	56,361	54,776
AUSTRALIA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			213,970	137,639	126,992
DENMARK
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			29,538	29,108	29,535
NETHERLANDS
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			94,663	95,835	119,234
BRAZIL
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			210,347	163,928	105,856
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			93,782	107,305	93,671
Other European countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			139,955	112,188	49,539
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			$ 41,823	$ 33,926	$ 60,692

Segment Information - Additional Information (Detail) (Helicopter Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Segment	Apr. 30, 2011 Segment	Apr. 30, 2010
Segment Reporting Information [Line Items]
Number of customer accounted greater than 10% of revenue	2	1
Major customer revenue	$ 450.5	$ 249.9	$ 152.6
Major Customers
Segment Reporting Information [Line Items]
Two customers outstanding account receivable	$ 24.4

Property and Equipment and Goodwill by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment	$ 976,858	$ 1,026,860	$ 1,133,499
Goodwill	424,671	433,811	448,121	425,514
CANADA
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		62,425	91,779
Goodwill		10,857	11,149
UNITED KINGDOM
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		60,323	75,879
Goodwill		87,800	93,087
NORWAY
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		525,470	532,338
Goodwill		39,716	43,526
Africa
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		55,247	95,138
Goodwill		9,794	10,470
AUSTRALIA
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		111,920	97,954
Goodwill		19,523	20,425
DENMARK
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		685	744
Goodwill		1,076	1,199
NETHERLANDS
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		9,450	19,466
Goodwill		36,179	40,446
Asia
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		43,084	46,035
Goodwill		16,100	16,100
Other European countries
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		58,852	58,686
Goodwill		7,045	7,873
Other Countries
Segment Reporting, Other Significant Reconciling Item [Line Items]
Property and equipment		99,404	115,480
Goodwill		$ 205,721	$ 203,846

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft	Oct. 04, 2010 Senior Secured Notes	Oct. 05, 2012 Subsequent Event Senior Secured Notes Issuance of Debt	Jun. 13, 2012 Purchase Commitment AirCraft	Jun. 12, 2012 Purchase Commitment AirCraft
Subsequent Event [Line Items]
Number of aircraft committed to acquire						20	10
Number of aircraft under Options to acquire							16
Number of aircraft exercised under Options to acquire	38	23	17			2
Debt principal amount				$ 1,100	$ 200
Debt issued at discount price as percentage of par value				98.40%	101.00%
Debt stated interest rate				9.25%	9.25%
Debt due date				Oct 15, 2020	Oct 15, 2020

Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current Assets:
Cash and cash equivalents	$ 57,075	$ 55,547	$ 49,481	$ 68,921	$ 174,960	$ 199,267
Receivables, net of allowance for doubtful accounts	299,927	266,115		222,565
Income taxes receivable	22,600	20,747		11,457
Deferred income tax assets	8,722	8,542		7,596
Inventories	86,760	90,013		102,224
Prepaid expenses	23,343	21,183		17,853
Other assets	35,350	33,195		36,234
Total current assets	533,777	495,342		466,850
Property and equipment, net	976,858	1,026,860		1,133,499
Investments	24,215	24,226		23,548
Intangible assets	217,415	217,890		243,184
Goodwill	424,671	433,811		448,121	425,514
Restricted cash	19,757	25,994		13,219
Other assets	394,806	363,103		319,053
Deferred income tax assets	48,134	48,943		90,882
Assets held for sale	61,335	79,813		49,799
Total assets	2,700,968	2,715,982		2,788,155
Current liabilities:
Payables and accruals	343,470	363,064		364,848
Deferred revenue	24,302	23,737		24,183
Income taxes payable	40,630	43,581		29,132
Deferred income tax liabilities	11,507	11,729		13,035
Current facility secured by accounts receivable	52,763	45,566		21,571
Other liabilities	21,031	23,648		32,306
Current portion of long-term debt	15,104	17,701		106,642
Total current liabilities	508,807	529,026		591,717
Long-term debt	1,342,081	1,269,379		1,184,844
Liabilities held for sale				1,608
Deferred revenue	46,798	43,517		37,799
Other liabilities	187,170	191,521		188,654
Deferred income tax liabilities	17,144	20,072		36,170
Total liabilities	2,102,000	2,053,515		2,040,792
Redeemable non-controlling interests	4,299	1,675		3,087
Shareholders' equity	594,669	660,792		744,276
Liabilities and Equity, Total	2,700,968	2,715,982		2,788,155
Parent
Current Assets:
Cash and cash equivalents	(743)	196	(200)	28	35	20,001
Receivables, net of allowance for doubtful accounts	4	4		4
Current intercompany receivables	6,073	6,065		6,099
Prepaid expenses				69
Total current assets	5,334	6,265		6,200
Investments	595,150	661,373		773,706
Total assets	600,484	667,638		779,906
Current liabilities:
Payables and accruals	5	45		20
Income taxes payable	4,444	5,433		6,882
Current intercompany payables	1,350	1,352		28,712
Total current liabilities	5,799	6,830		35,614
Other liabilities	16	16		16
Total liabilities	5,815	6,846		35,630
Shareholders' equity	594,669	660,792		744,276
Liabilities and Equity, Total	600,484	667,638		779,906
Issuer
Current Assets:
Cash and cash equivalents	29,116	(6,771)	(62,247)	2,692	57,323	30,701
Receivables, net of allowance for doubtful accounts	113	113		113
Current intercompany receivables	510,373	463,703		354,672
Other assets	79,004	14,202		8,390
Total current assets	618,606	471,247		365,867
Investments	241,149	324,255		555,426
Other assets	30,063	31,497		35,595
Long term intercompany receivables	839,848	873,263		932,192
Total assets	1,729,666	1,700,262		1,889,080
Current liabilities:
Payables and accruals	31,885	5,796		6,383
Income taxes payable	3,023	3,908		4,088
Current intercompany payables	31,753	31,754		92,601
Other liabilities	23,592	34,606		81,858
Total current liabilities	90,253	76,064		184,930
Long-term debt	1,288,423	1,209,109		1,152,936
Other liabilities				2
Total liabilities	1,378,676	1,285,173		1,337,868
Shareholders' equity	350,990	415,089		(551,212)
Liabilities and Equity, Total	1,729,666	1,700,262		1,889,080
Guarantor
Current Assets:
Cash and cash equivalents	93,625	41,032	33,219	15,016	137,259	146,448
Receivables, net of allowance for doubtful accounts	126,553	115,853		114,771
Current intercompany receivables	522,657	521,817		438,739
Income taxes receivable	4,203	4,203		1
Deferred income tax assets	5,359	5,192		9,637
Inventories	79,043	80,879		91,413
Prepaid expenses	13,759	12,088		8,007
Other assets	106,148	38,973		27,186
Total current assets	951,347	820,037		704,770
Property and equipment, net	897,775	950,024		1,078,542
Investments	277,946	358,315		437,943
Intangible assets	215,588	215,949		241,046
Goodwill	328,450	336,703		349,373
Restricted cash	6,090	6,039		6,798
Other assets	357,524	333,683		292,382
Long term intercompany receivables	28,100	30,151		30,795
Deferred income tax assets	25,523	30,759		72,796
Assets held for sale	61,335	79,813		46,234
Total assets	3,149,678	3,161,473		3,260,679
Current liabilities:
Payables and accruals	242,690	255,960		219,217
Deferred revenue	16,102	14,020		16,114
Income taxes payable	23,980	20,763		(4,913)
Current intercompany payables	338,291	327,798		324,848
Deferred income tax liabilities	11,809	11,652		12,373
Other liabilities	39,442	49,277		91,022
Current portion of long-term debt	15,104	17,701		106,642
Total current liabilities	687,418	697,171		765,303
Long-term debt	1,342,081	1,269,379		1,184,844
Long-term intercompany payables	442,465	449,595		468,315
Liabilities held for sale				1,608
Deferred revenue	21,039	17,955		13,014
Other liabilities	110,889	107,491		105,685
Deferred income tax liabilities	10,045	16,931		27,812
Total liabilities	2,613,937	2,558,522		2,566,581
Shareholders' equity	535,741	602,951		694,098
Liabilities and Equity, Total	3,149,678	3,161,473		3,260,679
Non Guarantor
Current Assets:
Cash and cash equivalents	(35,807)	14,319	16,462	53,877	37,666	32,818
Receivables, net of allowance for doubtful accounts	173,894	150,881		108,394
Current intercompany receivables	314,222	282,677		227,097
Income taxes receivable	18,397	16,544		11,456
Deferred income tax assets	3,363	3,350		2,169
Inventories	7,717	9,134		10,811
Prepaid expenses	9,584	9,095		9,777
Other assets	27,805	38,575		83,322
Total current assets	519,175	524,575		506,903
Property and equipment, net	79,464	77,217		55,338
Investments	16,226	15,548		14,368
Intangible assets	1,827	1,941		2,138
Goodwill	96,221	97,108		98,748
Restricted cash	13,667	19,955		6,421
Other assets	37,243	29,362		26,671
Long term intercompany receivables	481,686	496,926		508,612
Deferred income tax assets	22,611	18,184		21,644
Assets held for sale				3,565
Total assets	1,268,120	1,280,816		1,244,408
Current liabilities:
Payables and accruals	100,777	107,059		145,611
Deferred revenue	8,200	9,717		8,069
Income taxes payable	12,206	17,385		32,731
Current intercompany payables	503,184	489,454		345,739
Deferred income tax liabilities	(302)	77		1,900
Current facility secured by accounts receivable	52,763	45,566		21,571
Other liabilities	80,193	18,641		19,351
Total current liabilities	757,021	687,899		574,972
Long-term intercompany payables	67,281	69,313		71,083
Deferred revenue	25,759	25,562		24,785
Other liabilities	76,265	84,014		82,953
Deferred income tax liabilities	7,099	3,141		8,358
Total liabilities	933,425	869,929		762,151
Redeemable non-controlling interests	4,299	1,675		3,087
Shareholders' equity	330,396	409,212		(479,170)
Liabilities and Equity, Total	1,268,120	1,280,816		1,244,408
Eliminations
Current Assets:
Cash and cash equivalents	(29,116)	6,771	62,247	(2,692)	(57,323)	(30,701)
Receivables, net of allowance for doubtful accounts	(637)	(736)		(717)
Current intercompany receivables	(1,353,325)	(1,274,262)		(1,026,607)
Deferred income tax assets				(4,210)
Other assets	(177,607)	(58,555)		(82,664)
Total current assets	(1,560,685)	(1,326,782)		(1,116,890)
Property and equipment, net	(381)	(381)		(381)
Investments	(1,106,256)	(1,335,265)		(1,757,895)
Other assets	(30,024)	(31,439)		(35,595)
Long term intercompany receivables	(1,349,634)	(1,400,340)		(1,471,599)
Deferred income tax assets				(3,558)
Total assets	(4,046,980)	(4,094,207)		(4,385,918)
Current liabilities:
Payables and accruals	(31,887)	(5,796)		(6,383)
Income taxes payable	(3,023)	(3,908)		(9,656)
Current intercompany payables	(874,578)	(850,358)		(791,900)
Deferred income tax liabilities				(1,238)
Other liabilities	(122,196)	(78,876)		(159,925)
Total current liabilities	(1,031,684)	(938,938)		(969,102)
Long-term debt	(1,288,423)	(1,209,109)		(1,152,936)
Long-term intercompany payables	(509,746)	(518,908)		(539,398)
Other liabilities				(2)
Total liabilities	(2,829,853)	(2,666,955)		(2,661,438)
Shareholders' equity	(1,217,127)	(1,427,252)		(1,724,480)
Liabilities and Equity, Total	$ (4,046,980)	$ (4,094,207)		$ (4,385,918)

Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 416,069		$ 409,649		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(346,087)		(336,641)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings (loss) from equity accounted investees	1,012		596		2,844	2,159	1,436
General and administration costs	(18,525)		(14,031)		(69,590)	(65,391)	(61,157)
Amortization	(28,310)		(27,103)		(112,967)	(99,625)	(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(13,266)
Impairment of intangible assets	521	[1]	(108)	[2]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(36,240)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(1,591)		4,057		8,169	7,193	(2,686)
Goodwill impairment
Operating Expenses	(401,932)		(385,431)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income (loss)	14,137		24,218		99,169	45,599	8,690
Financing income (charges)	(45,438)		(30,221)		(129,845)	(140,582)	(74,459)
Loss from continuing operations before income tax	(31,301)		(6,003)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(1,281)		3,847		(48,217)	32,916	(9,297)
Income (loss) from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Earnings from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Non-controlling interests	868		5,431		12,422	5,069	(5,895)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Comprehensive income (loss)	(63,610)		(15,443)		(185,631)	78,086	(64,750)
Parent
Operating expenses:
Earnings (loss) from equity accounted investees	(33,191)		(8,257)		(107,782)	(55,754)	(247,766)
General and administration costs	(2)		(72)		(387)	(572)	(2,483)
Goodwill impairment
Operating Expenses	(33,193)		(8,329)		(108,169)	(56,326)	(250,249)
Operating income (loss)	(33,193)		(8,329)		(108,169)	(56,326)	(250,249)
Financing income (charges)	91		(44)		(32)	(12,480)	183,002
Loss from continuing operations before income tax	(33,102)		(8,373)		(108,201)	(68,806)	(67,247)
Income tax recovery (expense)	(3)				779	(1,532)	(3,360)
Income (loss) from continuing operations	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net loss	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Net loss	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Comprehensive income (loss)	(66,234)		(19,419)		(184,219)	49,972	(39,723)
Issuer
Operating expenses:
Direct costs	(31)		(40)		(2)
Earnings (loss) from equity accounted investees	(58,157)		16,689		(102,017)	(72,037)	(114,627)
General and administration costs	(1,698)		(2,709)		32,223	(15,203)	(29,425)
Goodwill impairment
Operating Expenses	(59,886)		13,940		(69,796)	(87,240)	(144,052)
Operating income (loss)	(59,886)		13,940		(69,796)	(87,240)	(144,052)
Financing income (charges)	28,756		(19,777)		(42,655)	24,032	88,342
Loss from continuing operations before income tax	(31,130)		(5,837)		(112,451)	(63,208)	(55,710)
Income tax recovery (expense)	(760)		(1,037)		(3,072)	(4,301)	(4,360)
Income (loss) from continuing operations	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net loss	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net earnings (loss) attributable to:
Controlling interest	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Net loss	(31,890)		(6,874)		(115,523)	(67,509)	(60,070)
Comprehensive income (loss)	(63,006)		(17,255)		(190,410)	47,137	(32,790)
Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	261,400		260,003		1,154,778	882,995	829,544
Operating expenses:
Direct costs	(194,889)		(209,060)		(865,677)	(702,455)	(616,824)
Earnings (loss) from equity accounted investees	(61,957)		13,461		(42,236)	8,669	27,539
General and administration costs	(16,790)		(2,182)		(37,504)	(28,576)	(37,338)
Amortization	(25,527)		(23,860)		(98,755)	(93,790)	(73,985)
Restructuring costs	(1,033)		(4,782)		(18,359)	(4,751)	(3,931)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(11,588)
Impairment of intangible assets	521		(108)		(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(34,805)
Impairment of assets held for sale	(5,647)		(6,637)		(12,794)	(5,228)	(21,823)
Gain (loss) on disposal of assets	(1,624)		4,057		7,335	5,263	6,518
Goodwill impairment
Operating Expenses	(308,321)		(229,127)		(1,071,936)	(843,395)	(820,140)
Operating income (loss)	(46,921)		30,876		82,842	39,600	9,404
Financing income (charges)	20,877		(44,221)		(120,835)	(147,367)	(261,597)
Loss from continuing operations before income tax	(26,044)		(13,345)		(37,993)	(107,767)	(252,193)
Income tax recovery (expense)	(7,493)		5,874		(53,683)	55,215	5,863
Income (loss) from continuing operations	(33,537)		(7,471)		(91,676)	(52,552)	(246,330)
Earnings from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Net earnings (loss) attributable to:
Controlling interest	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Net loss	(33,192)		(8,257)		(107,783)	(55,754)	(247,766)
Comprehensive income (loss)	(66,320)		(19,303)		(184,580)	64,556	(216,882)
Non Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	277,277		288,589		1,093,376	1,008,060	903,524
Operating expenses:
Direct costs	(273,806)		(267,592)		(1,071,839)	(954,801)	(832,116)
Earnings (loss) from equity accounted investees	681		209		1,178	585	216
General and administration costs	(1,777)		(10,537)		(31,515)	(36,088)	(19,574)
Amortization	(2,783)		(3,243)		(14,212)	(5,835)	(3,753)
Restructuring costs	(897)		(22)		(4,152)		(924)
Recovery (impairment) of receivables and funded residual value guarantees							(1,678)
Impairment of assets held for use							(1,435)
Impairment of assets held for sale			(744)		(675)	(11)	(4,762)
Gain (loss) on disposal of assets	33				834	1,930	(8,822)
Goodwill impairment
Operating Expenses	(278,549)		(281,929)		(1,120,381)	(994,220)	(872,848)
Operating income (loss)	(1,272)		6,660		(27,005)	13,840	30,676
Financing income (charges)	(66,406)		14,044		(8,978)	19,558	4,235
Loss from continuing operations before income tax	(67,678)		20,704		(35,983)	33,398	34,911
Income tax recovery (expense)	6,215		(2,026)		4,687	(19,863)	(11,801)
Income (loss) from continuing operations	(61,463)		18,678		(31,296)	13,535	23,110
Net loss	(61,463)		18,678		(31,296)	13,535	23,110
Net earnings (loss) attributable to:
Controlling interest	(62,331)		13,247		(43,718)	8,466	29,005
Non-controlling interests	868		5,431		12,422	5,069	(5,895)
Net loss	(61,463)		18,678		(31,296)	13,535	23,110
Comprehensive income (loss)	(78,983)		8,661		(68,832)	90,841	(19,647)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(122,608)		(138,943)		(555,615)	(445,595)	(419,502)
Operating expenses:
Direct costs	122,639		140,051		555,618	445,576	419,058
Earnings (loss) from equity accounted investees	153,636		(21,506)		253,701	120,696	336,074
General and administration costs	1,742		1,469		(32,407)	15,048	27,663
Gain (loss) on disposal of assets							(382)
Goodwill impairment
Operating Expenses	278,017		120,014		776,912	581,320	782,413
Operating income (loss)	155,409		(18,929)		221,297	135,725	362,911
Financing income (charges)	(28,756)		19,777		42,655	(24,325)	(88,441)
Loss from continuing operations before income tax	126,653		848		263,952	111,400	274,470
Income tax recovery (expense)	760		1,036		3,072	3,397	4,361
Income (loss) from continuing operations	127,413		1,884		267,024	114,797	278,831
Net loss	127,413		1,884		267,024	114,797	278,831
Net earnings (loss) attributable to:
Controlling interest	127,413		1,884		267,024	114,797	278,831
Net loss	127,413		1,884		267,024	114,797	278,831
Comprehensive income (loss)	$ 210,933		$ 31,873		$ 442,410	$ (174,420)	$ 244,292

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.

Condensed Consolidated Cash Flow Statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	$ (45,917)	$ (63,979)	$ 15,601	$ 42,290	$ 74,300
Financing activities:
Issuance of convertible preferred equity certificates
Redemption of convertible preferred equity certificates					(20,000)
Sold interest in accounts receivable, net of collections	8,243	39,552	27,203	(25,309)	43,214
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,153	280,000	867,853	262,800	275,919
Long term debt repayments	(151,953)	(273,713)	(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Proceeds from the issuance of capital stock			100,000	146
Cash (used in) provided by financing activities	81,443	45,839	207,215	(3,005)	22,736
Investing activities:
Property and equipment additions	(46,667)	(42,787)	(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	47,225	48,003	218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.				29,779
Aircraft deposits net of lease inception refunds	(30,081)	(1,686)	(47,307)	(28,253)	(42,606)
Restricted cash	5,346	(1,567)	(13,135)	4,755	(3,861)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments		936	1,134		1,275
Cash provided by (used in) investing activities	(24,177)	2,899	(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	11,349	(15,241)	5,143	(121,470)	(18,965)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	345	(469)	2,240	(1,032)	(1)
Cash flows provided by financing activities	(345)	469	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(9,821)	(4,199)	(18,517)	15,431	853
Change in cash and cash equivalents during the period	1,528	(19,440)	(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547	68,921	68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	57,075	49,481	55,547	68,921	174,960
Parent
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(939)	(228)	(28,331)	(153)	34
Financing activities:
Issuance of convertible preferred equity certificates
Redemption of convertible preferred equity certificates					(20,000)
Long term intercompany flow - issuance of debt			(71,501)
Proceeds from the issuance of capital stock			100,000	146
Cash (used in) provided by financing activities			28,499	146	(20,000)
Investing activities:
Cash (used in) provided by continuing operations	(939)	(228)	168	(7)	(19,966)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(939)	(228)	168	(7)	(19,966)
Cash and cash equivalents, beginning of period	196	28	28	35	20,001
Cash and cash equivalents, end of period	(743)	(200)	196	28	35
Issuer
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(43,113)	(104,939)	(174,931)	(91,172)	15,179
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,000	280,000	835,000	262,800	268,300
Long term debt repayments	(146,000)	(240,000)	(780,000)	(199,737)	(256,675)
Long term intercompany flow - issuance of debt			71,501
Dividends paid (received)			40,000
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,650)	(182)
Cash (used in) provided by financing activities	79,000	40,000	165,468	36,541	11,443
Investing activities:
Cash (used in) provided by continuing operations	35,887	(64,939)	(9,463)	(54,631)	26,622
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	35,887	(64,939)	(9,463)	(54,631)	26,622
Cash and cash equivalents, beginning of period	(6,771)	2,692	2,692	57,323	30,701
Cash and cash equivalents, end of period	29,116	(62,247)	(6,771)	2,692	57,323
Guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	11,237	3,506	97,930	(9,200)	59,710
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,153	280,000	867,853	262,800	275,919
Long term debt repayments	(151,953)	(273,713)	(786,808)	(213,920)	(276,214)
Long term intercompany flow - issuance of debt			71,501	4,518	21,569
Long term intercompany flow - repayment of debt					28,891
Dividends paid (received)			(40,000)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Cash (used in) provided by financing activities	73,200	6,287	111,513	26,676	49,983
Investing activities:
Property and equipment additions	(41,294)	(36,420)	(341,325)	(204,581)	(147,842)
Proceeds from disposal of property and equipment	47,193	48,003	218,253	61,739	84,272
Proceeds from the sale of the flight training operations to CAE Inc.				20,693
Aircraft deposits net of lease inception refunds	(30,081)	(1,686)	(47,307)	(28,253)	(42,606)
Restricted cash		536	536	(105)	(1)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments		936	1,134		1,275
Cash provided by (used in) investing activities	(24,182)	11,369	(168,709)	(150,507)	(118,202)
Cash (used in) provided by continuing operations	60,255	21,162	40,734	(133,031)	(8,509)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	345	(469)	2,240	(1,032)	(1)
Cash flows provided by financing activities	(345)	469	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(7,662)	(2,959)	(14,718)	10,788	(680)
Change in cash and cash equivalents during the period	52,593	18,203	26,016	(122,243)	(9,189)
Cash and cash equivalents, beginning of period	41,032	15,016	15,016	137,259	146,448
Cash and cash equivalents, end of period	93,625	33,219	41,032	15,016	137,259
Non Guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(56,215)	(67,257)	(13,998)	51,643	14,556
Financing activities:
Issuance of convertible preferred equity certificates
Sold interest in accounts receivable, net of collections	8,243	39,552	27,203	(25,309)	43,214
Long term debt repayments					(1)
Long term intercompany flow - issuance of debt				(4,518)	(21,569)
Long term intercompany flow - repayment of debt					(28,891)
Cash (used in) provided by financing activities	8,243	39,552	27,203	(29,827)	(7,247)
Investing activities:
Property and equipment additions	(5,373)	(6,367)	(35,299)	(24,223)	(14,895)
Proceeds from disposal of property and equipment	32		6	29	20,956
Proceeds from the sale of the flight training operations to CAE Inc.				9,086
Restricted cash	5,346	(2,103)	(13,671)	4,860	(3,860)
Cash provided by (used in) investing activities	5	(8,470)	(48,964)	(10,248)	2,201
Cash (used in) provided by continuing operations	(47,967)	(36,175)	(35,759)	11,568	9,510
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(2,159)	(1,240)	(3,799)	4,643	1,533
Change in cash and cash equivalents during the period	(50,126)	(37,415)	(39,558)	16,211	11,043
Cash and cash equivalents, beginning of period	14,319	53,877	53,877	37,666	32,818
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	(35,807)	16,462	14,319	53,877	37,666
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	43,113	104,939	134,931	91,172	(15,179)
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				(1,082,389)
Repayment of the senior credit facility debt				1,020,550
Settlement of the interest rate swap and other breakage fees				45,711
Long term debt proceeds	(225,000)	(280,000)	(835,000)	(262,800)	(268,300)
Long term debt repayments	146,000	240,000	780,000	199,737	256,675
Long term intercompany flow - issuance of debt			(71,501)
Senior secured notes, senior credit facility and revolver deferred financing costs			1,033	42,650	182
Cash (used in) provided by financing activities	(79,000)	(40,000)	(125,468)	(36,541)	(11,443)
Investing activities:
Cash (used in) provided by continuing operations	(35,887)	64,939	9,463	54,631	(26,622)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(35,887)	64,939	9,463	54,631	(26,622)
Cash and cash equivalents, beginning of period	6,771	(2,692)	(2,692)	(57,323)	(30,701)
Cash and cash equivalents, end of period	$ (29,116)	$ 62,247	$ 6,771	$ (2,692)	$ (57,323)